UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-05038

                                         Clearwater Investment Trust

(Exact name of registrant as specified in charter)

        2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Karen P. Rau

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

                    Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  651-228-0935

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
(formerly, Clearwater Small Companies Fund)
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
Annual Report
for the year ended
December 31, 2020

Management Discussion of Clearwater Funds’ Performance
Clearwater Core Equity Fund
The Clearwater Core Equity Fund (the “Core Equity Fund” or the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Core Equity Fund's assets are managed in a “multi-manager, multi-style” approach. As of December 31, 2020, the Fund had three subadvisers that provide day-to-day management of Fund assets. Parametric Portfolio Associates LLC (“Parametric”), with approximately 40% to 60% of the Fund’s assets, manages its portion of the Fund’s assets to track the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. The remaining Fund assets are divided between AQR Capital Management, LLC (“AQR”) and O’Shaughnessy Asset Management, LLC (“OSAM”), who both utilize an active management style.
2020 Market Overview:
Domestic large capitalization equities, as defined by the Russell 1000® Index, the Fund's benchmark (the "benchmark"), generated more than 20% returns in 2020, driven by the unprecedented levels of fiscal and monetary stimulus needed to combat the COVID-19 pandemic. The market was also propelled by large technology-oriented companies and the meteoric rise of electric vehicle maker, Tesla. Value stocks significantly underperformed growth stocks as measured by the Russell 1000® Value Index and the Russell 1000® Growth Index.
2020 Performance:
The Core Equity Fund gained 16.5%, net of fees, in 2020 compared to an increase of 21.0% for the benchmark.
Parametric, the subadviser that follows a tax-managed passive strategy, underperformed the benchmark in 2020. Both active managers, AQR and OSAM, underperformed the benchmark in 2020. OSAM underperformed by a larger margin than AQR due to OSAM’s larger overweight to companies with the cheapest valuations. These companies performed poorly in 2020 relative to companies with more expensive valuations.
From an overall portfolio perspective, sector positioning was neutral from a relative return standpoint. Underweight positions in Utilities and Energy helped to offset the negative impact of an overweight position in Financials. Stock selection was the primary driver of the Fund’s underperformance, particularly underweight positions in Amazon, Apple, Netflix, Microsoft and Tesla.

Clearwater Select Equity Fund
The Clearwater Select Equity Fund (the “Select Equity Fund” or the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities consist primarily of exchange-traded common and preferred stocks and convertible securities. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Kennedy Capital Management, Inc. (“KCM”), Parametric Portfolio Associates LLC (“Parametric”) and Pzena Investment Management LLC (“Pzena”). Parametric manages its portion of the Fund’s assets (approximately 10%) to track the S&P 600® Index as closely as possible without requiring the Fund to realize taxable gains. The other subadvisers utilize an active management style and manage the remaining 90% of the Fund. The performance of each subadviser is compared to the Fund’s benchmark below, although each subadviser may manage its portion of the Fund against a different benchmark that aligns more closely with its strategy.
2020 Market Overview:
Domestic small capitalization equities, as defined by the Russell 2000® Index, the Fund’s benchmark (the “benchmark”), generated a 20% return in 2020, driven by the unprecedented levels of fiscal and monetary stimulus needed to combat the COVID-19 pandemic. Value stocks significantly underperformed growth stocks as measured by the Russell 2000® Value Index and the Russell 2000® Growth Index.
2020 Performance:
The Select Equity Fund gained 11.3%, net of fees, during 2020 compared to a gain of 20.0% for the benchmark.
The Fund’s underperformance was driven by the two subadvisers with the largest value tilts, as small capitalization value stocks significantly underperformed growth stocks in 2020. Pzena, the subadviser with the most value-oriented portfolio, underperformed the benchmark. Cooke and Bieler, the other value-oriented subadviser, performed better than Pzena but still underperformed the benchmark. KCM’s micro-capitalization strategy underperformed the benchmark as well. Parametric, the subadviser that follows a tax-managed passive strategy, outperformed the benchmark in 2020 as did Jackson Square, the subadviser that employs a growth-oriented strategy.
From an overall portfolio perspective, sector positioning detracted from a relative return standpoint, driven by an underweight position in Health Care and an overweight position in Financials. Poor stock selection in the Health Care, Industrials and Financials sectors was the primary driver of the Fund’s underperformance.

Clearwater Tax-Exempt Bond Fund
The Clearwater Tax-Exempt Bond Fund (the “Tax-Exempt Bond Fund” or the “Fund”) seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories, and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisors II, LLC (“Sit”), provides day-to-day management for the Fund. It should be noted that the Fund is not a money market fund and is not intended to be a money market fund substitute. Under normal market conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.
2020 Market Overview:
As defined by the Fund’s benchmark, the Barclays Municipal Bond 5 Year (4-6) Index (the “benchmark”), intermediate duration municipal bonds generated mid-single digit returns in 2020, supported by almost $40 billion of positive fund flows into tax-exempt municipal bond funds. The U.S. Federal Reserve cut short-term interest rates to near zero in response to the COVID-19 pandemic and U.S. Treasury yields hit record lows in March of 2020. The municipal bond yield curve steepened with short-term tax-exempt yields down roughly 90 basis points in 2020 compared to intermediate and long-term yields down 70-75 basis points.
As the economy suffered through various stages of shutdown in response to the pandemic, the impact on credit fundamentals was mixed. Credit spreads widened dramatically in the first half of the year in response to sharply negative fund flows, before tightening in the second half of the year. State government general fund revenue forecasts were decreased after the initial shock of the pandemic but revised upward in the latter half of the year. Nonetheless, states had to make cuts and, in some cases, draw on reserves to balance budgets.
2020 Performance:
The Tax-Exempt Bond Fund gained 4.2%, net of fees, in 2020 compared to an increase of 4.3% for the benchmark. In 2020, the Fund did not hedge interest rate risk by utilizing short positions in U.S. Treasury futures. The Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, decreased from 4.9 years at the beginning of the year, to 4.5 years at the end of the year. For comparison, the benchmark had a duration of 3.9 years as of December 31, 2019 and December 31, 2020. The Fund’s longer duration and security selection of single-family mortgage revenue bonds aided performance. Another contributing factor was the Fund’s position in closed-end funds, which returned more than 9% in 2020.
Detracting from performance was the Fund’s 26% allocation to non-rated bonds. Non-rated bonds and lower investment grade rated bonds underperformed those of higher credit quality as investors reduced credit exposure in the spring. The Fund’s yield fell during the year, but the Fund continues to maintain a yield advantage over its benchmark.

Clearwater International Fund
The Clearwater International Fund (the “International Fund” or the “Fund”) seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The Fund diversifies its investments among many different countries throughout the world and may invest in companies of any size. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers that provide day-to-day management of Fund assets. Parametric Portfolio Associates LLC (“Parametric”) manages its portion of the portfolio (approximately 30%) to track the MSCI World Ex U.S.A. Index – Net Dividends as closely as possible without requiring the Fund to realize taxable gains. The Fund’s other three subadvisers, Artisan Partners Limited Partnership (“Artisan”), LSV Asset Management (“LSV”) and WCM Investment Management, LLC (“WCM”), utilize an active management style and manage the remaining 70% of the Fund. WCM manages two strategies for the Fund – a large capitalization strategy and a small capitalization strategy. The performance of each subadviser is compared to the Fund’s benchmark below, although each subadviser may manage its portion of the Fund against a different benchmark that aligns more closely with its strategy.
2020 Market Overview:
As defined by the Fund’s benchmark, the MSCI World Ex U.S.A. Index - Net Dividends (the “benchmark”), large and mid-capitalization, international developed market stocks returned nearly 8% in 2020. International equities proved resilient in 2020, recovering from the sharp first quarter selloff due to the COVID-19 pandemic to finish the year in positive territory. A weakening dollar versus international currencies bolstered returns for U.S. dollar-based investors. There was wide performance dispersion at the sector level, with Technology leading by a meaningful margin. Conversely, Energy stocks performed very poorly. Value stocks significantly underperformed growth stocks as measured by the MSCI World Ex U.S.A. Value Index - Net Dividends and the MSCI World Ex U.S.A. Growth Index - Net Dividends. International small capitalization stocks outperformed international large capitalization stocks, as measured by the MSCI World Ex U.S.A. Index - Net Dividends and the MSCI World Ex U.S.A. Small Cap Index - Net Dividends.
2020 Performance:
The International Fund gained 19.0%, net of fees, in 2020 compared to an increase of 7.6% for the benchmark.
All of the Fund’s subadvisers outperformed the benchmark in 2020, with the exception of LSV. LSV’s strategy invests in small capitalization and value-oriented stocks – the segment of the international equity market that experienced the worst performance in 2020. WCM was the primary driver of the Fund’s outperformance, as both of its growth-oriented strategies performed very well. WCM’s small capitalization strategy in particular was a bright spot, generating a nearly 60% return in 2020. Artisan and Parametric outperformed the benchmark as well.
From an overall portfolio perspective, sector positioning was additive from a relative return standpoint, driven by an overweight position in Technology and underweight positions in Financials and Energy. Strong stock selection within the Technology, Industrials, Health Care, and Consumer Discretionary sectors was the primary driver of the Fund’s outperformance.

Comparison of the Change in Value of a $10,000 Investment in the Core Equity Fund and the Russell 1000® Index
Comparison of the Change in Value of a $10,000 Investment in the Select Equity Fund (formerly, Small Companies Fund) and the Russell 2000® Index

Comparison of the Change in Value of a $10,000 Investment in the Tax-Exempt Bond Fund and the Barclays Capital U.S. Municipal Bond 5 Year (4-6) Index
Comparison of the Change in Value of a $10,000 Investment in the International Fund and the MSCI World Ex U.S.A. Index - Net Dividends

Fund Expense Example
(unaudited)
As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (formerly, Clearwater Small Companies Fund) (“Select Equity Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)
The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2020.
Actual Expenses
The first section of the table on the following page provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period July 1, 2020 through December 31, 2020” to estimate the expenses attributable to your investment during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period July 1, 2020 through December 31, 2020*
Core Equity Fund	$1,000.00	$1,232.40	$1.74
Select Equity Fund	$1,000.00	$1,374.70	$5.54
Tax-Exempt Bond Fund	$1,000.00	$1,044.10	$1.49
International Fund	$1,000.00	$1,281.40	$3.82

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,023.58	$1.58
Select Equity Fund	$1,000.00	$1,020.47	$4.72
Tax-Exempt Bond Fund	$1,000.00	$1,023.68	$1.48
International Fund	$1,000.00	$1,021.79	$3.38

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.
The annualized expense ratios (reflecting voluntary fee waivers in effect during the period) are as follows:

Core Equity Fund	0.31%
Select Equity Fund	0.94%
Tax-Exempt Bond Fund	0.29%
International Fund	0.66%

Approval of Investment Management and Subadvisory Agreements
Clearwater Management Co., Inc. (“CMC”) is responsible for managing the investment programs and strategies for the Core Equity Fund, Select Equity Fund (formerly, Small Companies Fund), Tax-Exempt Bond Fund, and International Fund (collectively, the “Funds”). CMC also provides other administrative services to the Funds and these services, as well as its investment management services, are provided to the Funds under an agreement (the “Management Agreement”). CMC conducts due diligence when selecting each subadviser (collectively, the “Subadvisers”) for the Funds and oversees the performance of the Subadvisers. The Subadvisers provide portfolio management and related services for the Funds under individual subadvisory agreements (the “Subadvisory Agreements”).
The Trust’s Board of Trustees (the “Board” or “Trustees”) met periodically throughout the year to address a broad range of agenda items. For example, at each regularly scheduled meeting, the Trustees reviewed information about the investment performance and financial results of the Funds. On an annual basis, the Trustees, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), consider the renewal of the Management Agreement and the Subadvisory Agreements. In addition, the Trustees periodically consider the retention of new subadvisers.
Approval of Subadvisory Agreement – Jackson Square Partners, LLC (Select Equity Fund)
At a meeting held on September 18, 2020, the Trustees considered a new subadvisory agreement with Jackson Square Partners, LLC (“Jackson Square”) (the “Jackson Square Agreement”) for the Select Equity Fund. At this meeting, the Trustees met with representatives of Jackson Square and received a presentation discussing Jackson Square’s organizational structure, background, and investment philosophy and process.
In advance of the meeting on September 18, 2020, the Trustees received written information that included: information as to the proposed allocation of assets among the Fund’s subadvisers; a summary of information about Jackson Square, including its investment professionals, process, philosophy, past performance and proposed subadvisory fees; and report from the Trust’s Interim Chief Compliance Officer as to her review of Jackson Square’s compliance program.
At the September 18, 2020 meeting, counsel to the Select Equity Fund and Trustees reviewed with the Trustees the various factors relevant to their consideration of the Jackson Square Agreement and the Trustees’ responsibilities related to their review. The Trustees reviewed and analyzed a number of factors that the Trustees deemed relevant with respect to the Jackson Square Agreement. These factors included: the nature, extent, and quality of the services to be provided to the Fund by Jackson Square; Jackson Square’s investment process; Jackson Square’s historical performance record for its SMID-Cap Growth strategy; the qualifications and experience of the investment professionals who would be responsible for the management of their allocation of the Fund’s assets; and Jackson Square’s overall resources.
No single factor determined whether or not the agreement would be approved but rather the totality of factors considered was determinative. Following an analysis and discussion of the factors described below, the Trustees, including all of the Independent Trustees, approved the Jackson Square Agreement.

Nature, Extent, and Quality of Services Provided
The Trustees considered the specific investment processes Jackson Square would use in managing its allocation of the Fund’s assets. The Trustees looked at the qualifications of Jackson Square’s investment team who would be responsible for managing its allocation of the Fund’s assets. The Trustees concluded that the nature, extent, and quality of the subadvisory services expected to be provided by Jackson Square were appropriate for the Fund.
Investment Performance
The Trustees discussed Jackson Square’s performance record for the strategy it would use in managing its allocation of the Fund’s assets as compared to its strategy benchmark and the Fund’s benchmark. The Trustees noted that the strategy’s performance compared favorably to its strategy benchmark for the period since its inception in April 2005. The Trustees concluded that this data supported the decision to approve the Jackson Square Agreement.
Subadvisory Fee
The Trustees evaluated the proposed subadvisory fee schedule, which was negotiated at arm’s length by CMC. The Trustees noted that CMC, not the Fund, would pay the subadvisory fee to Jackson Square. The Trustees concluded that the proposed subadvisory fee schedule was reasonable given the nature, extent and quality of the subadvisory services to be performed by Jackson Square.
Benefits to the Subadviser
The Trustees considered the ancillary benefits that could accrue to Jackson Square due to its relationship with the Fund and noted that the relationship would be limited to the provision of subadvisory services. The Trustees concluded that no significant ancillary benefits would result from the Jackson Square Agreement.
Profitability
The Trustees considered that Jackson Square is an independent firm and that the subadvisory fee to be charged is the result of arm’s length bargaining between Jackson Square and CMC.
Economies of Scale
The Trustees noted that CMC, not the Fund, would pay the subadvisory fee to Jackson Square and that the Trustees consider on an annual basis whether economies of scale might be realized by CMC as the Fund’s assets grow and whether there also might be benefits from such growth for the Fund’s shareholders.
Other Considerations
The Trustees considered CMC’s judgment and recommendation that adding Jackson Square as a subadviser would add value to the Fund’s shareholders and would be complementary to the Fund’s other subadvisers.

Conclusion
The Board considered that due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) had issued temporary exemptive relief from the in-person meeting requirements under Section 15(c) of the 1940 Act, permitting fund boards to approve investment advisory agreements telephonically or through the use of virtual communication where all participants can hear each other and be heard simultaneously. The Board noted that in accordance with a condition of the SEC relief, it would ratify all actions taken pursuant to the relief at its next in-person meeting.
After full consideration of the factors described above along with other information, with no single factor identified as being of paramount importance, the Trustees, including all of the Independent Trustees, concluded that the approval of the Jackson Square Agreement was in the best interests of the Fund and its shareholders and approved the Jackson Square Agreement, with the proposed fee to be paid by CMC out of its management fee.
Approval of Investment Management and Subadvisory Agreements (All Funds)
At their meetings on November 6 and December 10, 2020, the Trustees considered the renewal of the Management Agreement and the Subadvisory Agreements for AQR Capital Management, LLC, Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Fiduciary Counselling, Inc. (“FCI”), Kennedy Capital Management, Inc., O’Shaughnessy Asset Management, LLC, Parametric Portfolio Associates LLC (“Parametric”) (with respect to the Core Equity Fund and International Fund), Pzena Investment Management, LLC, Sit Fixed Income Advisors II, LLC, LSV Asset Management and WCM Investment Management, LLC. In addition, in connection with an anticipated transaction in which Morgan Stanley is expected to acquire Eaton Vance Corp., Parametric’s parent company, resulting in a change of control of Parametric (the “Transaction”), the Trustees considered new Subadvisory Agreements for Parametric with respect to each of the Core Equity Fund, Select Equity Fund and International Fund (the “New Parametric Agreements” and, collectively with the Management Agreement and Subadvisory Agreements, the “Agreements”). The Trustees considered that they had approved a Subadvsory Agreement for Parametric with respect to the Select Equity Fund during their June 18, 2020 meeting. The Trustees noted that the New Parametric Agreements would take effect upon the closing of the Transaction and the termination of the current Subadvisory Agreements with Parametric (“Current Parametric Agreements”).
Prior to the November 6, 2020 meeting, the Trustees requested, received, and reviewed written responses from CMC and the Subadvisers to questions posed to them on behalf of the Trustees and supporting materials relating to those questions and responses. The information presented at the meeting, including comparative performance and expense data, was designed to assist the Trustees in making their determination as to the renewal of the Management Agreement and Subadvisory Agreements and the approval of the New Parametric Agreements. At this meeting, counsel to the Funds and Trustees reviewed with the Trustees the various factors relevant to their consideration of the Agreements, and the Trustees’ responsibilities related to their review.
At the November 6 and December 10, 2020 meetings, the Trustees considered a number of factors, including those discussed below, that they believed to be relevant. No single factor determined whether or not an agreement would be approved but rather the totality of factors considered was determinative. In considering the approval of the New Parametric Agreements, the Trustees considered that the terms and conditions of the New Parametric Agreements are substantially identical to the terms and conditions of the Current Parametric Agreements. Following an analysis and discussion of the factors described below, the Trustees, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreements and approved the New Parametric Agreements.

Nature, Extent, and Quality of Services Provided
The Trustees considered information presented as to the nature, extent, and quality of services provided by CMC and the Subadvisers, as well as their investment expertise, resources, and capabilities. The Trustees considered the quality of the Subadvisers previously recommended by CMC, as well as the ongoing work performed by CMC to recommend enhancements to individual fund management. The Trustees reviewed information regarding the financial condition of CMC and the Subadvisers related to their ongoing ability to provide services specified under the Management Agreement and Subadvisory Agreements. The Trustees considered that FCI provides, in addition to investment management services, certain services related to due diligence, performance reporting, compliance, and other administrative functions that support the investment management services and Subadviser oversight services provided by CMC.
The Trustees considered that there are no material changes expected with respect to the nature, extent or quality of services provided to the Funds and their shareholders under the New Parametric Agreements. In addition, the Trustees noted that that there would be no changes to the portfolio management team that is primarily responsible for the day-to-day management of the Funds in connection with the Transaction. The Trustees also reviewed information regarding the anticipated impact of the change in control on the management structure and personnel of Parametric.
Based on their analysis of the data presented, the Trustees concluded that they were generally satisfied with the nature and quality of the services being provided under the Agreements.
Investment Performance
The Trustees reviewed specific information as to the investment performance of the Funds over various periods of time as compared to the performance of their respective benchmark indices and peer groups. On a quarterly basis, the Trustees reviewed reports summarizing the net assets, redemptions, and purchases of shares of the Funds, as well as information regarding the performance of each Subadviser compared to the benchmark against which its particular portfolio is measured. The Trustees concluded that they were generally satisfied with CMC’s and the Subadvisers’ investment performance to date.
Comparative Fees and Cost of Services Provided
The Trustees reviewed the fees paid to CMC and the Subadvisers. The Trustees reviewed reports describing both the management fees charged by CMC and the total expense ratios of the Funds in comparison to those of similarly situated funds. In addition, on a quarterly basis, the Trustees reviewed information as to the expense ratios of the Funds compared to the median expense ratio of a peer group of funds with comparable investment strategies. The Trustees considered that the fees payable to Parametric under the New Parametric Agreements would not differ from those under the Current Parametric Agreements. The Trustees also reviewed information provided by each of the Subadvisers as to fees they charge to other clients, as applicable.
The Trustees noted the ongoing efforts of CMC to reduce expenses charged to shareholders through oversight of service providers and by voluntarily waiving a portion of the management fee payable to CMC as specified in the Funds’ prospectus. In this regard, the Board considered that, effective January 1, 2020, CMC has voluntarily agreed to waive: (i) the management fee for the Core Equity Fund from the contractual fee of 0.90% to 0.31%; and (ii) the management fee for the Tax-Exempt Bond Fund from the contractual fee of 0.60% to 0.29%. Further, the Board considered that, effective October 1, 2020, CMC has voluntarily agreed to waive: (i) the management fee for the Select Equity Fund from the contractual fee of 1.35% to 0.91%; and (ii) the management fee for the International Fund from the contractual fee of 1.00% to 0.68%.

Management Profitability
The Trustees reviewed CMC’s level of profitability with respect to the Funds, particularly noting CMC’s payment of fees and expenses typically absorbed by mutual fund shareholders. The Trustees concluded that profitability levels for CMC were reasonable. The Trustees considered that the Subadvisers are each independent firms and the subadvisory fees charged are the result of arm’s length bargaining between them and CMC.
Economies of Scale
The Trustees considered whether economies of scale might be realized by CMC as the Funds’ assets grow and whether there also might be benefits from such growth for the Funds’ shareholders. The Trustees noted that the Funds have been in operation for a number of years and, based on their distribution strategy, the Funds will probably not see significant increases in size. However, the Trustees determined that they would continue to monitor the assets of the Funds and consider whether there were additional opportunities to realize benefits from economies of scale for shareholders in the future.
Conclusion
The Board considered that due to the COVID-19 pandemic, the SEC had issued temporary exemptive relief from the in-person meeting requirements under Section 15(c) of the 1940 Act, permitting fund boards to approve investment advisory agreements telephonically or through the use of virtual communication where all participants can hear each other and be heard simultaneously. The Board noted that in accordance with a condition of the SEC relief, it would ratify all actions taken pursuant to the relief at its next in-person meeting. Based on the factors described above, the Trustees, including all of the Independent Trustees, concluded that the investment management fees and subadvisory fees were fair and reasonable in view of the investment performance and quality of services provided. In reaching this conclusion, no single factor was considered determinative.

Quarterly Portfolio Schedule of Investments
The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-PORT. Shareholders may request portfolio holdings information free of charge by calling the Transfer Agent toll free at 1- 855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC's Internet site at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. Form N-PX is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

EXECUTIVE OFFICERS AND TRUSTEES
(As of February 2020)
Information About the Independent Trustees
Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years and Other Relevant Experience	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
Charles W. Rasmussen[1](54) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Board	As Trustee: Tenure: 2000 - Present Term: Indefinite As Chair Tenure: 2020 - Present Term: Indefinite	President and Chief Executive Officer, P&G Manufacturing, Inc. (air filtration equipment, 2002- Present)	4	Forest History Society. (non-profit, 2018-Present) Nu Star Inc. (private company 2014- Present)
Sara G. Dent (62) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Governance and Nominating Committee	As Trustee: Tenure: 2013- Present Term: Indefinite As Chair of the Governance and Nominating Committee: Tenure: 2019 - Present Term: Indefinite	Private Investor	4	None
Laura E. Rasmussen[1] (57) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Audit Committee	As Trustee: Tenure: 2000- Present Term: Indefinite As Chair of the Audit Committee: Tenure: 2016 – Present Term: Indefinite	Business Owner, 3 Kittens Needle Arts (textile sales, 2006- Present)	4	None
Lindsay R. Schack (43) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2015- Present Term: Indefinite	Owner and Architect, LS Architecture (2013 – Present)	4	None
David M. Weyerhaeuser (62) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2016- Present Term: Indefinite	Vice President, Sales and Marketing, Northwest Hardwoods (lumber manufacturer and distributor, 1991 – 2016)	4	Chicago Capital, LLC (investment adviser, 2018 - Present) R.D. Merrill Company, Inc. (private company, 1992 – Present)
1 Mr. Rasmussen and Ms. Rasmussen are siblings-in-law.

Information about the Funds’ Executive Officers and Interested Trustees
Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years and Other Relevant Experience	Number of Portfolios in the Fund Complex to Be Overseen by the Officer/ Trustee	Other Directorships Held by the Officer/ Trustee During the Last 5 Years
E. Rodman Titcomb, Jr.[2](72) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2016 – Present Term: Indefinite	Retired Chairman and Chief Executive Officer, Rock Island Company (Private Investment Company) (1998-2013)	4	None
Justin H. Weyerhaeuser [3](47) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, President and Treasurer	As Trustee: Tenure: 2008 – Present Term: Indefinite As President and Treasurer Tenure: 2013- Present Term: Reappointed Annually	Private Investor (February 2013 - Present)	4	None
Karen P. Rau (61) 30 East 7th Street Saint Paul, Minnesota 55101	Secretary and Interim Chief Compliance Officer	As Secretary: Tenure: 2020 – Present Term: Reappointed Annually As Interim Chief Compliance Officer: Tenure: 2020 – Present Term: Reappointed Annually	Chief Compliance
Officer, Fiduciary
Counselling, Inc.
(February 2020-Present),
Chief Compliance
Officer, Clearwater
Management Co., Inc.
(February 2020-Present), Senior Compliance
Analyst, Fiduciary
Counselling, Inc.
(August 2016-February
2020), Regional
Manager, Fifth Third Bank (October 2013-
			July 2016)	N/A	N/A
Shari L. Clifford (52) 30 East 7th Street Saint Paul, Minnesota 55101	Assistant Treasurer	Tenure: 2014 - Present Term: Reappointed Annually	Chief Financial Officer and Treasurer, Fiduciary Counselling, Inc. (February 2014-Present) Controller and Finance Director, Woodbury Financial Services, Inc. November 2007 - February 2014)	N/A	N/A
2 Mr. Titcomb is an interested Trustee due to his brother’s position as a director of CMC.

3 Mr. Justin H. Weyerhaeuser is an interested Trustee due to his position as the Funds’ President and Treasurer.
Additional information about the Funds' Directors is available in the Funds’ Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by contacting the transfer agent at 1-855-684-9144 or writing the Funds at The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766. The Funds do not have an internet website.

Federal Tax Information
(unaudited)
Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), 100.00% of ordinary dividends paid during the fiscal year ended December 31, 2020 for the Core Equity Fund, 100.00% of ordinary dividends paid during the fiscal year ended December 31, 2020 for the Select Equity Fund, and 100.00% of ordinary dividends paid during the fiscal year ended December 31, 2020 for the International Fund are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2020.
Corporate Dividends-Received Deduction. 100.00%, 100.00%, and 0.48% of the dividends distributed during the fiscal year ended December 31, 2020, for the Core Equity, Select Equity, and International Funds, respectively, qualify for the dividends-received deduction for corporate shareholders.
Capital Gain Distribution. The following Funds made capital gain distributions in December 2020, and hereby designated these long-term capital gain distributions as follows:
Fund	Long-Term Capital Gain
Core Equity Fund	$ 2,728,041
Select Equity Fund	6,877,368 (1)
Tax-Exempt Bond Fund	—
International Fund	8,082,763 (2)

(1)	During the fiscal year 2020, Select Equity Fund designated long-term capital gain distributions in the amount of $6,883,562. Select Equity Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result the Fund paid long-term capital gain distributions in the amount of $6,877,368.
(2)	During the fiscal year 2020, International Fund designated long-term capital gain distributions in the amount of $8,197,302. International Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result the Fund paid long-term capital gain distributions in the amount of $8,082,763.

Clearwater Investment Trust
Financial Statements
For the Fiscal Year Ended December 31, 2020

Financial Statements:
1	Report of Independent Registered Public Accounting Firm
2	Statements of Assets and Liabilities
3	Statements of Operations
4	Statements of Changes in Net Assets
5	Financial Highlights
9	Notes to Financial Statements
28	Schedules of Investments
28	Core Equity Fund
41	Select Equity Fund
54	Tax-Exempt Bond Fund
73	International Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Clearwater Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Clearwater Core Equity Fund, Clearwater Select Equity Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (collectively, the Funds), including the schedules of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights of each Fund present fairly, in all material respects, the financial position of each Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

  /s/ KPMG LLP

We have served as the auditor of one or more Clearwater Investment Trust investment companies since 1992.

Minneapolis, Minnesota

February 24, 2021

CLEARWATER INVESTMENT TRUST
Statements of Assets and Liabilities
December 31, 2020
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $5,350,655, $0 and $8,943,913, respectively); (identified cost: $281,004,811, $374,644,528, $580,742,803 and $542,331,698, respectively)	$619,868,886	466,007,970	610,664,220	871,654,734
Foreign currencies, at value (cost: $0, $0, $0 and $2,596,734, respectively)	-	-	-	2,678,656
Receivable for securities sold	-	1,663,488	140,000	3,129,542
Receivable for shares of beneficial interest sold	1,669,100	-	1,188,400	1,255,500
Accrued dividend and interest receivable	509,999	212,786	5,604,845	812,076
Foreign tax reclaim receivable	2,296	-	-	1,190,698
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	14,142
Total assets	622,050,281	467,884,244	617,597,465	880,735,348
Liabilities
Payables for investment securities purchased	4,512,208	5,392,914	102,615	1,288,896
Payable for fund shares redeemed	104,072	130,593	97,871	36,334
Accrued investment advisory fee	449,598	924,733	440,625	1,344,762
Payable for dividend distribution	-	-	117,486	-
Payable upon return of securities loaned	-	5,461,693	-	9,468,993
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	211,290
Deferred foreign capital gains taxes payable	-	-	-	600,841
Total liabilities	5,065,878	11,909,933	758,597	12,951,116
Net assets	$616,984,403	455,974,311	616,838,868	867,784,232
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 11,195,004, 22,699,366, 60,850,118 and 43,035,492 shares outstanding, respectively)	$293,614,266	361,640,267	590,478,417	532,363,234
Distributable earnings	323,370,137	94,334,044	26,360,451	335,420,998
Net assets	$616,984,403	455,974,311	616,838,868	867,784,232
Net asset value per share of outstanding capital stock	$55.11	20.09	10.14	20.16
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Operations
Year ended December 31, 2020
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $7,728, $2,444, $0 and $1,231,612, respectively)	$9,415,528	5,631,152	1,569,647	12,606,711
Interest	-	46,379	23,165,771	1,992
Net income from securities loaned	-	28,704	-	143,213
Total income	9,415,528	5,706,235	24,735,418	12,751,916
Expenses:
Investment advisory fee	4,697,362	4,691,221	3,584,581	6,961,354
Voluntary fee reduction	(3,079,374)	(1,430,646)	(1,852,028)	(2,377,141)
Other expenses	185	-	-	185
Total net expenses	1,618,173	3,260,575	1,732,553	4,584,398
Net investment income	7,797,355	2,445,660	23,002,865	8,167,518
Net realized gain (loss) on:
Security transactions	12,227,897	11,929,774	385,724	17,827,731
Forward foreign currency exchange contracts	-	-	-	(367,915)
Foreign currency transactions	-	-	-	20,599
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $(396,374), respectively)	64,243,645	45,122,529	619,138	113,778,857
Forward foreign currency exchange contracts	-	-	-	(172,271)
Translation of other assets and liabilities denominated in foreign currencies	-	-	-	143,106
Net gain (loss) on investments	76,471,542	57,052,303	1,004,862	131,230,107
Net increase (decrease) in net assets resulting from operations	$84,268,897	59,497,963	24,007,727	139,397,625
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
Years ended December 31, 2020 and 2019
	Core Equity Fund		Select Equity Fund
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Operations:
Net investment income	$7,797,355	7,810,733	2,445,660	2,201,885
Net realized gain	12,227,897	39,171,072	11,929,774	7,694,544
Net increase in unrealized appreciation/depreciation	64,243,645	81,303,827	45,122,529	69,837,002
Net increase in net assets resulting from operations	84,268,897	128,285,632	59,497,963	79,733,431
Distributions to shareholders	(10,529,448)	(9,748,573)	(9,407,511)	(7,557,886)
Capital share transactions:
Proceeds from shares sold	63,017,560	46,023,492	50,471,692	7,397,888
Reinvestment of distributions from net investment income and net realized gain	10,528,034	9,732,390	9,377,725	7,557,886
Payments for shares redeemed	(73,471,942)	(87,995,545)	(27,390,079)	(19,627,687)
Net increase (decrease) in net assets from capital share transactions	73,652	(32,239,663)	32,459,338	(4,671,913)
Total increase in net assets	73,813,101	86,297,396	82,549,790	67,503,632
Net assets:
At the beginning of the year	543,171,302	456,873,906	373,424,521	305,920,889
At the end of the year	$616,984,403	543,171,302	455,974,311	373,424,521
	Tax-Exempt Bond Fund		International Fund
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Operations:
Net investment income	$23,002,865	22,637,160	8,167,518	11,402,417
Net realized gain (loss)	385,724	(3,127,404)	17,480,415	12,114,317
Net increase in unrealized appreciation/depreciation	619,138	21,211,388	113,749,692	118,505,646
Net increase in net assets resulting from operations	24,007,727	40,721,144	139,397,625	142,022,380
Distributions to shareholders	(24,360,229)	(24,064,555)	(16,448,467)	(20,986,457)
Capital share transactions:
Proceeds from shares sold	40,880,400	65,972,600	42,915,665	76,508,600
Reinvestment of distributions from net investment income and net realized gain	24,589,531	23,964,450	16,448,468	20,986,457
Payments for shares redeemed	(51,555,147)	(32,802,047)	(26,380,075)	(31,388,422)
Net increase in net assets from capital share transactions	13,914,784	57,135,003	32,984,058	66,106,635
Total increase in net assets	13,562,282	73,791,592	155,933,216	187,142,558
Net assets:
At the beginning of the year	603,276,586	529,484,994	711,851,016	524,708,458
At the end of the year	$616,838,868	603,276,586	867,784,232	711,851,016
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	Year ended December 31,
Core Equity Fund	2020	2019	2018	2017	2016
Net asset value, beginning of year	$48.14	37.97	43.21	37.43	35.57
Income (loss) from investment operations:
Net investment income	0.71	0.72	0.68	0.64	0.65
Net realized and unrealized gains (losses)	7.22	10.32	(3.46)	8.03	3.27
Total from investment operations	7.93	11.04	(2.78)	8.67	3.92
Less distributions to shareholders from:
Net investment income	(0.71)	(0.66)	(0.67)	(0.65)	(0.49)
Net realized gain	(0.25)	(0.21)	(1.79)	(2.24)	(1.57)
Total distributions to shareholders:	(0.96)	(0.87)	(2.46)	(2.89)	(2.06)
Net asset value, end of year	$55.11	48.14	37.97	43.21	37.43
Total return (a)	16.54%	29.11%	(6.61)%	23.26%	10.98%
Net assets, end of year (000s omitted)	$616,984	543,171	456,874	538,392	466,482
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g)	0.31%	0.35%	0.38%	0.39%	0.43%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g)	1.49%	1.54%	1.47%	1.51%	1.63%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g)	0.90%	0.99%	0.95%	1.00%	1.16%
Portfolio turnover rate (excluding short-term securities)	37.16%	33.73%	34.64%	31.13%	44.11%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
(d)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.35%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.55%.
(e)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.38%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.52%.
(f)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.37%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.53%.
(g)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.44%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.46%.
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	Year ended December 31,
Select Equity Fund	2020	2019	2018	2017	2016
Net asset value, beginning of year	$18.45	14.90	18.92	19.79	17.18
Income (loss) from investment operations:
Net investment income	0.11	0.14	0.07	0.02	0.07
Net realized and unrealized gains (losses)	1.95	3.79	(2.37)	2.58	3.30
Total from investment operations	2.06	3.93	(2.30)	2.60	3.37
Less distributions to shareholders from:
Net investment income	(0.11)	(0.11)	(0.07)	(0.03)	(0.05)
Net realized gain	(0.31)	(0.27)	(1.65)	(3.44)	(0.71)
Total distributions to shareholders:	(0.42)	(0.38)	(1.72)	(3.47)	(0.76)
Net asset value, end of year	$20.09	18.45	14.90	18.92	19.79
Total return (a)	11.25%	26.40%	(12.49)%	13.46%	19.67%
Net assets, end of year (000s omitted)	$455,974	373,425	305,921	369,720	343,393
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.94%	0.98%	1.03%	0.99%	1.02%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	0.70%	0.64%	0.33%	0.11%	0.28%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	0.29%	0.27%	0.01%	(0.25)%	(0.05)%
Portfolio turnover rate (excluding short-term securities)	102.30%	64.32%	63.08%	113.85%	78.82%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(d)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
(e)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.98%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.37%.
(f)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(g)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.96%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.39%.
(h)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.32%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	Year ended December 31,
Tax-Exempt Bond Fund	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.13	9.82	10.21	9.93	10.16
Income (loss) from investment operations:
Net investment income	0.39	0.40	0.42	0.45	0.46
Net realized and unrealized gains (losses)	0.03	0.34	(0.26)	0.38	(0.23)
Total from investment operations	0.42	0.74	0.16	0.83	0.23
Less distributions to shareholders from:
Net investment income	(0.41)	(0.43)	(0.45)	(0.49)	(0.44)
Net realized gain	-	-	(0.10)	(0.06)	(0.02)
Total distributions to shareholders:	(0.41)	(0.43)	(0.55)	(0.55)	(0.46)
Net asset value, end of year	$10.14	10.13	9.82	10.21	9.93
Total return (a)	4.26%	7.69%	1.59%	8.54%	2.28%
Net assets, end of year (000s omitted)	$616,839	603,277	529,485	525,156	484,856
Ratio of expenses, net of waivers, to average net assets (b), (c), (d)	0.29%	0.32%	0.34%	0.34%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d)	3.85%	4.05%	4.22%	4.35%	4.54%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d)	3.54%	3.77%	3.96%	4.09%	4.28%
Portfolio turnover rate (excluding short-term securities)	17.21%	12.53%	11.36%	13.28%	13.48%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.
(d)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.32%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.28%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	Year ended December 31,
International Fund	2020	2019	2018	2017	2016
Net asset value, beginning of year	$17.28	14.08	17.23	14.04	14.02
Income (loss) from investment operations:
Net investment income	0.20	0.29	0.30	0.27	0.27
Net realized and unrealized gains (losses)	3.07	3.43	(2.70)	3.44	0.02
Total from investment operations	3.27	3.72	(2.40)	3.71	0.29
Less distributions to shareholders from:
Net investment income	(0.17)	(0.30)	(0.29)	(0.30)	(0.27)
Net realized gain	(0.22)	(0.22)	(0.46)	(0.22)	- (a)
Total distributions to shareholders:	(0.39)	(0.52)	(0.75)	(0.52)	(0.27)
Net asset value, end of year	$20.16	17.28	14.08	17.23	14.04
Total return (b)	19.02%	26.47%	(14.01)%	26.54%	2.09%
Net assets, end of year (000s omitted)	$867,784	711,851	524,708	624,642	508,999
Ratio of expenses, net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	0.66%	0.68%	0.68%	0.67%	0.70%
Ratio of expenses, before waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (d), (e), (f), (g), (h)	1.17%	1.88%	1.79%	1.67%	1.90%
Ratio of net investment income (loss), before waivers, to average net assets (d), (e), (f), (g), (h)	0.83%	1.56%	1.47%	1.34%	1.60%
Portfolio turnover rate (excluding short-term securities)	39.61%	49.69%	19.57%	36.17%	37.21%

(a)	Per share amounts from distributions paid from net realized gain were less than $0.01 per share.
(b)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(e)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
(f)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(g)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.35%.
(h)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.30%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
(1)    Organization
Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (formerly, Clearwater Small Companies Fund) ("Select Equity Fund"), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”). Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Core Equity, Select Equity, and International Funds is long-term capital growth. The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.
Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.
The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.
Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), AQR Capital Management, LLC (“AQR”), and O’Shaughnessy Asset Management, LLC (“OSAM”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until
9	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“KCM”), Cooke & Bieler, L.P. (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”) (appointed September 18, 2020), Parametric (appointed June 18, 2020) and Pzena Investment Management LLC (“Pzena”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s four other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisors II, LLC (“Sit”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds, and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management, LLC (“WCM”) and LSV Asset Management (“LSV”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 30% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses,
10	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
(2)    Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
The significant accounting policies followed by the Funds are as follows:
(a)     Investments in Securities
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.
11	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
(b)    Foreign Currency Translation
The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.
(c)    Forward Foreign Currency Exchange Contracts
The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(d)    Spot Contracts
The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity
12	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.
(e)    Master Limited Partnerships
The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund's investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
(f)    Delayed Delivery Transactions and When-Issued Securities
Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.
(g)     Short-Term Investments
The Core Equity, Select Equity, Tax-Exempt Bond, and International Funds currently invest in the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.
(h)     Recoverable Taxes
The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.
13	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
(i)    Federal Taxes
The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.
Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2017, 2018, 2019, and 2020 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds. The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2020 and 2019 was as follows:

	Tax-Exempt		Ordinary Income*
	2020	2019	2020	2019
Core Equity Fund	$ —	$ —	$ 7,801,407	$ 7,398,837
Select Equity Fund	—	—	2,530,143	2,265,820
Tax-Exempt Bond Fund	24,459,185	23,538,099	131,738	426,352
International Fund	—	—	8,365,704	12,139,749

	Long-Term Capital Gains**
	2020	2019
Core Equity Fund	$ 2,728,041	$ 2,349,736
Select Equity Fund	6,877,368	5,292,066
Tax-Exempt Bond Fund	—	—
International Fund	8,082,763	8,846,708

14	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
*	In addition to the ordinary income distributions, during 2020 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

Core Equity Fund	$ 57,748
Select Equity Fund	$ 90,250
International Fund	$ 52,163

**	In addition to the long-term capital gain distributions, during 2020 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

Select Equity Fund	$ 6,194
International Fund	$ 114,539

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$ 32,283	$ 4,795,617	$ —	$ 3,645,841
Undistributed tax-exempt income	—	—	262,478	—
Undistributed capital gain	—	329,131	—	8,005,605
Accumulated capital losses and other	(14,476,359)	—	(3,697,492)	—
Unrealized appreciation/depreciation	337,814,213	89,209,296	29,795,465	323,769,552
Total	$ 323,370,137	$ 94,334,044	$ 26,360,451	$ 335,420,998
Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds use of equalization accounting whereby a portion of redemption payments were treated as distributions and realized gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At December 31,
15	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
2020, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Distributable earnings	$ (27,521,488)	$ (2,857,696)	$ 56,579	$ (166,702)
Additional paid-in capital	27,521,488	2,857,696	(56,579)	166,702
(j)     Distributions to Shareholders
Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Select Equity, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2020, the Core Equity, Select Equity and International Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected.
(k)    Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(l)     Indemnification
Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.
(3)    Fair Value Measurements
Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2
16	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of December 31, 2020.
	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 612,441,314	$ —	$ —	$ 612,441,314
Preferred Stocks	35,145	—	—	35,145
Short-Term Investments	7,392,427	—	—	7,392,427
Total	$ 619,868,886	$ —	$ —	$ 619,868,886
(a) For the Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.
	Select Equity Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 433,889,322	$ —	$ —	$ 433,889,322
Convertible Preferred Stocks	551,419	—	—	551,419
Investment Companies	5,926,027	—	—	5,926,027
Master Limited Partnerships	681,066	—	—	681,066
Preferred Stocks	3,275,454	—	—	3,275,454
Rights	—	—	—*	—*
Warrants	—	—	—*	—*
Short-Term Investments	21,684,682	—	—	21,684,682
Total	$ 466,007,970	$ —	$ —*	$ 466,007,970

* Security has been deemed worthless and is a Level 3 investment.
17	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
(b) For the Select Equity Fund, the investment value is comprised of equity securities, convertible bonds, investment companies, master limited partnerships, rights, warrants and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at December 31, 2020.
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 36,954,212	$ —	$ —	$ 36,954,212
Municipal Bonds
Alabama	—	1,547,910	—	1,547,910
Alaska	—	17,500	—	17,500
Arizona	—	18,540,724	—	18,540,724
Arkansas	—	1,595,827	—	1,595,827
California	—	45,359,954	—	45,359,954
Colorado	—	31,051,553	—	31,051,553
Connecticut	—	9,368,891	—	9,368,891
District of Columbia	—	5,675,342	—	5,675,342
Florida	—	75,586,715	—	75,586,715
Georgia	—	20,469,222	—	20,469,222
Idaho	—	1,971,438	—	1,971,438
Illinois	—	33,187,507	—	33,187,507
Indiana	—	10,893,556	—	10,893,556
Iowa	—	2,162,190	—	2,162,190
Kansas	—	2,800,176	—	2,800,176
Kentucky	—	498,921	—	498,921
Louisiana	—	8,895,620	—	8,895,620
Maine	—	4,309,660	—	4,309,660
Maryland	—	3,366,067	—	3,366,067
Massachusetts	—	14,214,056	—	14,214,056
Michigan	—	19,437,522	—	19,437,522
Minnesota	—	4,266,785	—	4,266,785
Mississippi	—	1,060,720	—	1,060,720
Missouri	—	6,942,587	—	6,942,587
Montana	—	4,297,728	—	4,297,728
Nebraska	—	752,714	—	752,714
Nevada	—	2,783,600	—	2,783,600
New Hampshire	—	2,780,625	—	2,780,625
New Jersey	—	13,656,889	—	13,656,889
New Mexico	—	8,303,999	—	8,303,999
New York	—	35,525,112	—	35,525,112
North Carolina	—	6,155,313	—	6,155,313
18	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
North Dakota	$ —	$ 2,201,494	$ —	$ 2,201,494
Ohio	—	15,652,810	—	15,652,810
Oklahoma	—	3,270,911	—	3,270,911
Oregon	—	12,204,029	—	12,204,029
Pennsylvania	—	14,717,335	—	14,717,335
Puerto Rico	—	1,570,110	—	1,570,110
Rhode Island	—	2,775,180	—	2,775,180
South Carolina	—	7,032,758	—	7,032,758
South Dakota	—	501,095	—	501,095
Tennessee	—	10,953,372	—	10,953,372
Texas	—	41,042,373	—	41,042,373
Utah	—	1,890,223	—	1,890,223
Vermont	—	1,681,906	—	1,681,906
Virginia	—	4,854,164	—	4,854,164
Washington	—	17,219,903	—	17,219,903
West Virginia	—	1,620,255	—	1,620,255
Wisconsin	—	20,632,889	—	20,632,889
Wyoming	—	2,027,027	—	2,027,027
Short-Term Investments	14,385,751	—	—	14,385,751
Total	$ 51,339,963	$ 559,324,257	$ —	$ 610,664,220
(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.
	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 37,170,479	$ —	$ —*	$ 37,170,479
Canada	64,625,080	—	1,172	64,626,252
France	48,409,624	—	604,623	49,014,247
South Korea	23,539,458	—	328,546	23,868,004
Thailand	—	519,584	—	519,584
19	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
	International Fund (d)
	Level 1	Level 2	Level 3	Total
All other countries	$ 650,159,856	$ —	$ —	$ 650,159,856
Preferred Stocks	7,239,202	—	—	7,239,202
Rights	8,650	—	—	8,650
Warrants	3,755,074	—	—	3,755,074
Short-Term Investments	35,293,386	—	—	35,293,386
Total	$ 870,200,809	$ 519,584	$ 934,341	$ 871,654,734

* Security has been deemed worthless and is a Level 3 investment.
(d) For the International Fund, the investment value is comprised of equity securities, rights, warrants, investment companies and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations for which significant unobservable inputs were used at December 31, 2020.
International Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$ —	$ 14,142	$ —	$ 14,142
Liabilities
Forward foreign currency exchange contracts	—	(211,290)	—	(211,290)
Net Other Financial Instruments	$ —	$ (197,148)	$ —	$ (197,148)
The forward foreign currency exchange contracts outstanding at December 31, 2020 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.
(4)    Investment Security Transactions
The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2020, were as follows:
	Purchases	Sales
Core Equity Fund	$ 193,224,295	$ 197,134,404
Select Equity Fund	371,100,599	347,317,420
20	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
	Purchases	Sales
Tax-Exempt Bond Fund	$ 119,721,699	$ 100,189,426
International Fund	294,083,386	266,753,515

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.
At December 31, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$ 338,613,448	$ (799,233)	$ 337,814,215	$ 282,054,671
Select Equity Fund	97,179,938	(7,970,644)	89,209,294	376,798,676
Tax-Exempt Bond Fund	41,648,475	(11,853,010)	29,795,465	580,868,755
International Fund	338,659,374	(14,478,293)	324,181,081	547,473,653

(5)    Capital Share Transactions
Transactions in capital shares for the years ended December 31, 2020 and 2019 were as follows:
	Core Equity Fund		Select Equity Fund
	2020	2019	2020	2019
Sold	1,356,005	1,044,814	3,565,994	428,526
Issued for reinvestment of distributions	196,822	204,376	482,393	412,774
Redeemed	(1,641,622)	(1,997,685)	(1,589,669)	(1,137,168)
Net Increase (decrease)	(88,795)	(748,495)	2,458,718	(295,868)

21	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
	Tax-Exempt Bond Fund		International Fund
	2020	2019	2020	2019
Sold	4,046,480	6,498,951	2,607,637	4,699,885
Issued for reinvestment of distributions	2,463,261	2,381,364	848,734	1,224,414
Redeemed	(5,188,108)	(3,270,230)	(1,622,611)	(1,983,567)
Net Increase (decrease)	1,321,633	5,610,085	1,833,760	3,940,732
(6)    Capital Loss Carryforward
At December 31, 2020, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited.
	Short-Term	Long-Term	Late-year Gain/Loss	Total
Core Equity Fund	$ 14,476,359	$ —	$ —	$ 14,476,359
Tax-Exempt Bond Fund	2,245,374	1,334,632	—	3,580,006
(7)    Expenses and Related-Party Transactions
The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the year ended December 31, 2020, voluntary waivers on management fees were as follows:
	Management Fees Voluntary Waivers
	Voluntary Waiver % Prior to October 1, 2020	Voluntary Waivers % Effective October 1, 2020
Core Equity Fund	(0.59)	(0.59)
Select Equity Fund	(0.40)	(0.44)
Tax-Exempt Bond Fund	(0.31)	(0.31)
International Fund	(0.35)	(0.32)
The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. Effective January 1, 2020, the net management fees actually paid for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.31%, 0.95%, 0.29% and 0.65%, respectively. Effective October 1, 2020, the net management fees actually paid for the Select Equity Fund and the International Fund due to the Adviser’s modification of the voluntary waivers for those Funds were 0.91% and 0.68%, respectively.
22	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.
In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.
The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.
The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.
(8)    Derivative Instruments
Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2(c). Below are the types of derivatives held in the International Fund by location as presented in the Statements of Assets and Liabilities as of December 31, 2020, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.
ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
International Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 14,142	Unrealized depreciation on forward foreign currency exchange contracts	$ 211,290	Northern Trust
23	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
The following table sets forth, by primary risk exposure, the International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on forward foreign currency exchange contracts for the year ended December 31, 2020:
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$ (367,915)	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$ (172,271)

Derivative transactions are measured in terms of the notional amount. The following table presents, for the International Fund, the number of transactions and weighted average notional amount of forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the year ended December 31, 2020.
International Fund
Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
46	$ 8,365,693
(9)    Short-term Financing
ReFlow Fund, LLC ("ReFlow") provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the statement of assets and liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.20% and is paid by the Adviser under the unified advisory fee agreement. For the year ended December 31, 2020, the Core Equity Fund had total redemptions in kind of $31,142,456, resulting in realized gains of $27,463,741. For the year ended December 31, 2020, the Select Equity Fund had total redemptions in kind of $7,251,804, resulting in realized gains of $2,761,252. These realized gains are not recognized for tax purposes as
24	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
discussed in Note 2. As of December 31, 2020, the Funds' ReFlow accounts had zero balances. During the year ended December 31, 2020, the Funds had the following activity:
	Average Amount Oustanding for Days in Use	Days Used
Core Equity Fund	$ 12,577	126
Select Equity Fund	16,700	61

(10)  Portfolio Securities Loaned
The Select Equity Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios at December 31, 2020. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of December 31, 2020 is recognized within investments in securities, at fair value, on the Funds’ Statements of Assets and Liabilities.
Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.
During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $5,461,693 and $9,468,993 are included in Investments in Securities on the Statement of Assets and Liabilities of the Select Equity Fund and the International Fund, respectively.
The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross revenues and 15% of any gross revenues in excess of $ 1 million. The revenues derived from the securities lending activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit
25	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statement of Operations.
The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.
The following is information on the securities lending activities by the lending agent for the Funds as of December 31, 2020:
	Gross Amounts of Securities Loaned in Statement of Assets and Liabilities	% of Net Assets	Cash Collateral Received
Select Equity Fund	$ 5,350,655	1.17%	$ 5,461,693
International Fund	8,943,913	1.03%	9,468,993
At December 31, 2020, there were no offsetting of securities and they are presented on a gross basis.
(11)  Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions caused by the spread of the recent coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to their day-to-day operations if key personnel of the Funds’ investment adviser or other service providers are unavailable due to quarantines and restrictions on travel related to the coronavirus outbreak. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
26	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements
December 31, 2020
(12)   Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
27,647	ACTIVISION BLIZZARD, INC.	$ 1,369,097	2,567,024
5,002	ALPHABET, INC., CLASS A(b)	2,292,897	8,766,705
4,079	ALPHABET, INC., CLASS C(b)	1,734,443	7,145,919
2,000	ALTICE U.S.A., INC., CLASS A(b)	43,775	75,740
147,503	AT&T, INC.	3,933,657	4,242,186
300	CABLE ONE, INC.	113,966	668,316
165,227	CENTURYLINK, INC.	1,662,872	1,610,963
590	CHARTER COMMUNICATIONS, INC., CLASS A(b)	292,304	390,314
6,161	CINEMARK HOLDINGS, INC.	65,739	107,263
57,795	COMCAST CORP., CLASS A	632,884	3,028,458
54,186	DISCOVERY, INC., CLASS A(b)	1,150,730	1,630,457
385	DISH NETWORK CORP., CLASS A(b)	4,926	12,451
29,670	ELECTRONIC ARTS, INC.	2,694,992	4,260,612
31,337	FACEBOOK, INC., CLASS A(b)	1,845,029	8,560,015
300	IAC/INTERACTIVECORP(b)	11,572	56,805
3,574	INTERPUBLIC GROUP OF (THE) COS., INC.	55,609	84,060
789	LIBERTY BROADBAND CORP., CLASS C(b)	51,149	124,922
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	141,251
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	174,395
1,800	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	45,464	76,680
4,046	MATCH GROUP, INC.(b)	234,961	611,715
4,262	NETFLIX, INC.(b)	1,436,618	2,304,591
2,375	NEWS CORP., CLASS A	7,170	42,679
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	76,433
2,195	OMNICOM GROUP, INC.	52,802	136,902
1,003	PINTEREST, INC., CLASS A(b)	66,108	66,098
697	ROKU, INC.(b)	102,347	231,418
1,200	SPOTIFY TECHNOLOGY S.A.(b)(c)	149,087	377,592
326	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	67,743	67,740
1,544	TEGNA, INC.	7,743	21,539
27,736	T-MOBILE U.S., INC.(b)	1,959,091	3,740,200
3,305	TRIPADVISOR, INC.(b)	56,130	95,118
9,852	TWITTER, INC.(b)	231,498	533,486
67,275	VERIZON COMMUNICATIONS, INC.	2,992,840	3,952,406
17,550	VIACOMCBS, INC., CLASS B	547,501	653,913
27,007	WALT DISNEY (THE) CO.(b)	679,844	4,893,128
5,837	ZILLOW GROUP, INC., CLASS C(b)	522,967	757,643
6,930	ZYNGA, INC., CLASS A(b)	68,439	68,399
		27,322,837	62,355,536	10.11%
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	53,557	236,265
5,545	AMAZON.COM, INC.(b)	5,939,422	18,059,677
2,400	ARAMARK	47,393	92,352
1,100	AUTOLIV, INC.(c)	13,982	101,310
13,174	AUTONATION, INC.(b)	340,741	919,413
800	AUTOZONE, INC.(b)	571,776	948,352
57,075	BEST BUY CO., INC.	3,242,872	5,695,514
1,400	BIG LOTS, INC.	15,477	60,102
1,461	BOOKING HOLDINGS, INC.(b)	2,144,770	3,254,041
11,464	BORGWARNER, INC.	318,786	442,969
831	BURLINGTON STORES, INC.(b)	85,265	217,348
3,068	CARMAX, INC.(b)	33,093	289,803
13,535	CARNIVAL CORP.	157,667	293,168
6,400	CARTER'S, INC.	551,077	602,048
2,300	CARVANA CO.(b)	419,338	550,942
5,227	D.R. HORTON, INC.	58,864	360,245
2,326	DARDEN RESTAURANTS, INC.	108,803	277,073
3,139	DICK'S SPORTING GOODS, INC.	111,723	176,443
3,389	DOLLAR GENERAL CORP.	248,398	712,707
5,224	DOLLAR TREE, INC.(b)	52,773	564,401
1,100	DOMINO'S PIZZA, INC.	154,333	421,806
97,936	EBAY, INC.	3,842,233	4,921,284
822	EXPEDIA GROUP, INC.	13,985	108,833
48,759	EXTENDED STAY AMERICA, INC.	641,568	722,121
959	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	27,966	89,043
See accompanying notes to financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
19,572	FOOT LOCKER, INC.	$ 464,589	791,492
22,163	FORD MOTOR CO.	72,511	194,813
1,300	FRONTDOOR, INC.(b)	30,172	65,273
18,248	GAP (THE), INC.	140,118	368,427
5,273	GARMIN LTD.(c)	188,068	630,967
14,081	GENERAL MOTORS CO.	351,158	586,333
15,000	GENTEX CORP.	106,860	508,950
3,450	GENUINE PARTS CO.	102,424	346,483
17,381	HANESBRANDS, INC.	159,064	253,415
400	HASBRO, INC.	10,206	37,416
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	178,016
15,500	HOME DEPOT (THE), INC.	2,435,136	4,117,110
30,418	INTERNATIONAL GAME TECHNOLOGY PLC	167,706	515,281
6,950	KOHL'S CORP.	55,508	282,796
971	KONTOOR BRANDS, INC.	5,113	39,384
3,290	L BRANDS, INC.	38,158	122,355
2,338	LAS VEGAS SANDS CORP.	14,654	139,345
23,722	LENNAR CORP., CLASS A	978,272	1,808,328
58	LENNAR CORP., CLASS B	652	3,550
15,160	LKQ CORP.(b)	410,648	534,238
924	LOWE'S COS., INC.	153,051	148,311
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,659,059
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A	63,603	400,773
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	40,343
10,620	MCDONALD'S CORP.	433,348	2,278,840
14,196	MGM RESORTS INTERNATIONAL	282,561	447,316
600	MOHAWK INDUSTRIES, INC.(b)	26,796	84,570
600	MURPHY U.S.A., INC.	4,392	78,522
4,915	NEWELL BRANDS, INC.	52,223	104,345
10,000	NIKE, INC., CLASS B	221,030	1,414,700
4,300	NORDSTROM, INC.	45,233	134,203
103	NVR, INC.(b)	133,164	420,226
900	O'REILLY AUTOMOTIVE, INC.(b)	27,059	407,313
6,746	PELOTON INTERACTIVE, INC., CLASS A(b)	911,774	1,023,503
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	279,549
900	PLANET FITNESS, INC., CLASS A(b)	45,306	69,867
1,225	POOL CORP.	308,981	456,312
22,616	PULTEGROUP, INC.	357,667	975,202
2,342	PVH CORP.	101,514	219,890
20,045	QURATE RETAIL, INC., CLASS A	55,417	219,894
1,500	RALPH LAUREN CORP.	31,320	155,610
4,543	ROSS STORES, INC.	175,795	557,926
5,222	ROYAL CARIBBEAN CRUISES LTD.	115,541	390,031
5,700	SIX FLAGS ENTERTAINMENT CORP.	96,791	194,370
23,500	STARBUCKS CORP.	154,545	2,514,030
4,800	TAPESTRY, INC.	14,970	149,184
22,005	TARGET CORP.	2,265,472	3,884,543
10,129	TESLA, INC.(b)	2,998,722	7,147,731
1,900	THOR INDUSTRIES, INC.	22,316	176,681
1,400	TIFFANY & CO.	35,210	184,030
20,188	TJX (THE) COS., INC.	86,033	1,378,639
1,466	TOPBUILD CORP.(b)	11,809	269,861
553	ULTA BEAUTY, INC.(b)	73,007	158,799
1,100	VEONEER, INC.(b)(c)	5,428	23,430
6,800	VF CORP.	81,950	580,788
407	WAYFAIR, INC., CLASS A(b)	88,670	91,905
3,000	WENDY'S (THE) CO.	43,280	65,760
7,417	WHIRLPOOL CORP.	755,937	1,338,694
2,773	WILLIAMS-SONOMA, INC.	149,190	282,402
23,166	WYNDHAM DESTINATIONS, INC.	477,832	1,039,227
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	83,216
1,600	WYNN RESORTS LTD.	32,322	180,528
900	YUM CHINA HOLDINGS, INC.(c)	40,023	51,381
		36,870,128	83,402,736	13.52%
Consumer Staples:
59,262	ALTRIA GROUP, INC.	2,422,222	2,429,742
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	519,223
See accompanying notes to financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
700	BEYOND MEAT, INC.(b)	$ 51,107	87,500
500	BOSTON BEER (THE) CO., INC., CLASS A(b)	267,930	497,145
7,290	BROWN-FORMAN CORP., CLASS B	57,343	579,045
1,266	CAMPBELL SOUP CO.	61,512	61,211
17,416	CHURCH & DWIGHT CO., INC.	917,098	1,519,198
4,072	CLOROX (THE) CO.	633,918	822,218
56,139	COCA-COLA (THE) CO.	844,179	3,078,663
1,280	COLGATE-PALMOLIVE CO.	36,019	109,453
1,900	CONAGRA BRANDS, INC.	26,152	68,894
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	350,480
4,049	COSTCO WHOLESALE CORP.	173,164	1,525,582
1,646	ESTEE LAUDER (THE) COS., INC., CLASS A	288,146	438,149
3,709	FLOWERS FOODS, INC.	79,756	83,935
22,764	GENERAL MILLS, INC.	832,581	1,338,523
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	254,665
1,642	HERSHEY (THE) CO.	60,568	250,126
4,800	HORMEL FOODS CORP.	43,206	223,728
1,700	INGREDION, INC.	48,104	133,739
12,793	J M SMUCKER (THE) CO.	1,343,553	1,478,871
1,643	KEURIG DR. PEPPER, INC.	(27,168)	52,576
1,972	KIMBERLY-CLARK CORP.	125,773	265,885
3,714	KRAFT HEINZ (THE) CO.	26,692	128,727
112,392	KROGER (THE) CO.	2,816,565	3,569,570
633	LAMB WESTON HOLDINGS, INC.	7,452	49,842
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	133,840
1,300	MOLSON COORS BEVERAGE CO., CLASS B	37,841	58,747
6,969	MONDELEZ INTERNATIONAL, INC., CLASS A	94,887	407,477
5,164	MONSTER BEVERAGE CORP.(b)	225,908	477,567
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	12,674
24,270	PEPSICO, INC.	1,881,046	3,599,241
11,902	PHILIP MORRIS INTERNATIONAL, INC.	711,597	985,367
700	POST HOLDINGS, INC.(b)	43,421	70,707
34,396	PROCTER & GAMBLE (THE) CO.	1,138,085	4,785,859
12,432	SYSCO CORP.	389,192	923,200
17,551	TYSON FOODS, INC., CLASS A	793,641	1,130,986
2,700	US FOODS HOLDING CORP.(b)	45,757	89,937
25,358	WALGREENS BOOTS ALLIANCE, INC.	671,031	1,011,277
19,018	WALMART, INC.	1,729,702	2,741,445
		19,355,395	36,345,014	5.89%
Energy:
1	ANTERO MIDSTREAM CORP.	2	8
7,500	APACHE CORP.	44,218	106,425
6,600	BAKER HUGHES CO.	77,964	137,610
2,200	CHENIERE ENERGY, INC.(b)	73,298	132,066
29,032	CHEVRON CORP.	1,322,946	2,451,753
2,700	CIMAREX ENERGY CO.	45,271	101,277
1,700	CONCHO RESOURCES, INC.	49,631	99,195
47,305	CONOCOPHILLIPS	1,379,970	1,891,727
2,000	CONTINENTAL RESOURCES, INC.	20,765	32,600
9,794	ENBRIDGE, INC.(c)	137,797	313,310
12,548	EOG RESOURCES, INC.	570,060	625,769
16,551	EXXON MOBIL CORP.	628,157	682,232
3,100	HELMERICH & PAYNE, INC.	39,003	71,796
2,600	HESS CORP.	90,342	137,254
18,112	KINDER MORGAN, INC.	193,956	247,591
5,994	OCCIDENTAL PETROLEUM CORP.	53,941	103,756
3,900	ONEOK, INC.	47,522	149,682
6,900	PBF ENERGY, INC., CLASS A	45,787	48,990
1,000	PHILLIPS 66	50,510	69,940
1,500	PIONEER NATURAL RESOURCES CO.	108,477	170,835
9,633	SCHLUMBERGER N.V.	108,848	210,288
8,079	VALERO ENERGY CORP.	257,608	457,029
37,307	WILLIAMS (THE) COS., INC.	685,696	748,005
		6,031,769	8,989,138	1.46%
Financials:
500	ALLEGHANY CORP.	140,685	301,845
26,983	ALLSTATE (THE) CORP.	2,018,400	2,966,241
See accompanying notes to financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
3,633	AMERICAN EXPRESS CO.	$ 111,938	439,266
2,208	AMERICAN FINANCIAL GROUP, INC.	135,743	193,465
5,500	AMERICAN INTERNATIONAL GROUP, INC.	129,086	208,230
1,689	AMERICAN NATIONAL GROUP, INC.	113,808	162,347
13,465	AMERIPRISE FINANCIAL, INC.	1,169,211	2,616,654
13,600	ANNALY CAPITAL MANAGEMENT, INC.	80,993	114,920
1,848	AON PLC, CLASS A	223,031	390,427
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	307,170	570,303
2,300	ARTHUR J. GALLAGHER & CO.	80,002	284,533
4,900	ASSURANT, INC.	218,575	667,478
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	50,390
115,825	BANK OF AMERICA CORP.	1,176,757	3,510,656
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	424,400
22,651	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,584,621	5,252,087
2,000	BRIGHTHOUSE FINANCIAL, INC.(b)	48,875	72,410
620	CANNAE HOLDINGS, INC.(b)	2,893	27,447
9,258	CAPITAL ONE FINANCIAL CORP.	345,636	915,153
19,308	CHARLES SCHWAB (THE) CORP.	201,859	1,024,096
2,385	CHUBB LTD.(c)	126,355	367,099
47,964	CITIGROUP, INC.	1,875,338	2,957,460
7,030	CITIZENS FINANCIAL GROUP, INC.	131,016	251,393
1,965	CME GROUP, INC.	203,851	357,728
500	CREDIT ACCEPTANCE CORP.(b)	86,421	173,070
8,202	DISCOVER FINANCIAL SERVICES	125,376	742,527
173	EVEREST RE GROUP LTD.(c)	39,843	40,498
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	159,901
1,863	FIDELITY NATIONAL FINANCIAL, INC.	15,560	72,825
10,565	FIFTH THIRD BANCORP	109,297	291,277
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	229,708
30,500	FIRST HORIZON CORP.	193,065	389,180
15,329	GOLDMAN SACHS GROUP (THE), INC.	1,896,007	4,042,411
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	350,760
19,283	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	719,250	944,481
35,000	HUNTINGTON BANCSHARES, INC.	169,771	442,050
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	58,221
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	517,007
47,492	JPMORGAN CHASE & CO.	1,723,282	6,034,808
5,904	KEYCORP	30,107	96,885
2,200	LEMONADE, INC.(b)	236,890	269,500
200	MARKEL CORP.(b)	67,789	206,660
200	MARKETAXESS HOLDINGS, INC.	100,378	114,112
5,684	MARSH & MCLENNAN COS., INC.	240,120	665,028
2,748	MERCURY GENERAL CORP.	112,368	143,473
5,091	METLIFE, INC.	162,948	239,023
800	MOODY'S CORP.	28,632	232,192
78,857	MORGAN STANLEY	2,295,591	5,404,070
200	MSCI, INC.	6,396	89,306
5,900	NASDAQ, INC.	240,309	783,166
2,326	ONEMAIN HOLDINGS, INC.	40,168	112,020
2,485	PACWEST BANCORP	28,898	63,119
7,214	PNC FINANCIAL SERVICES GROUP (THE), INC.	276,365	1,074,886
17,728	POPULAR, INC.	602,360	998,441
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	89,298
19,810	PROGRESSIVE (THE) CORP.	1,409,765	1,958,813
5,900	PRUDENTIAL FINANCIAL, INC.	182,565	460,613
16,006	RAYMOND JAMES FINANCIAL, INC.	1,016,976	1,531,294
12,839	REGIONS FINANCIAL CORP.	73,436	206,965
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	132,656
3,151	ROYAL BANK OF CANADA(c)	75,539	258,571
7,500	SEI INVESTMENTS CO.	108,537	431,025
18,352	SLM CORP.	93,485	227,381
20,892	STATE STREET CORP.	1,076,086	1,520,520
48,997	SYNCHRONY FINANCIAL	1,089,720	1,700,686
3,657	SYNOVUS FINANCIAL CORP.	49,372	118,377
3,549	T. ROWE PRICE GROUP, INC.	106,978	537,283
2,946	TCF FINANCIAL CORP.	51,834	109,061
15,374	TRAVELERS (THE) COS., INC.	1,378,221	2,158,048
See accompanying notes to financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
12,994	TRUIST FINANCIAL CORP.	$ 242,181	622,802
16,200	TWO HARBORS INVESTMENT CORP.	70,556	103,194
17,585	US BANCORP	318,503	819,285
1,741	VIRTU FINANCIAL, INC., CLASS A	40,442	43,821
7,855	W R BERKLEY CORP.	230,563	521,729
1,800	WASHINGTON FEDERAL, INC.	23,535	46,332
47,427	WELLS FARGO & CO.	593,148	1,431,347
2,568	WESTERN ALLIANCE BANCORP	59,789	153,952
2,600	ZIONS BANCORP N.A.	49,361	112,944
		30,263,474	64,402,630	10.44%
Health Care:
12,534	ABBOTT LABORATORIES	251,181	1,372,348
22,394	ABBVIE, INC.	940,731	2,399,517
300	ABIOMED, INC.(b)	44,070	97,260
500	ACCELERON PHARMA, INC.(b)	48,935	63,970
1,800	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	45,536	106,434
1,457	AGILENT TECHNOLOGIES, INC.	63,335	172,640
1,200	AGIOS PHARMACEUTICALS, INC.(b)	44,843	51,996
5,390	ALEXION PHARMACEUTICALS, INC.(b)	376,663	842,134
1,527	ALIGN TECHNOLOGY, INC.(b)	209,497	815,998
1,200	ALNYLAM PHARMACEUTICALS, INC.(b)	181,534	155,964
7,200	AMERISOURCEBERGEN CORP.	115,968	703,872
12,608	AMGEN, INC.	2,249,705	2,898,831
6,808	ANTHEM, INC.	847,250	2,185,981
193	AVANOS MEDICAL, INC.(b)	3,014	8,855
3,700	AVANTOR, INC.(b)	41,167	104,155
9,290	BAXTER INTERNATIONAL, INC.	461,892	745,430
2,885	BECTON DICKINSON AND CO.	255,655	721,885
13,363	BIOGEN, INC.(b)	3,758,348	3,272,064
2,814	BIO-RAD LABORATORIES, INC., CLASS A(b)	1,417,545	1,640,393
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,179,160
42,856	BRISTOL-MYERS SQUIBB CO.	1,784,752	2,658,358
2,145	BRUKER CORP.	43,219	116,109
1,000	CARDINAL HEALTH, INC.	26,001	53,560
1,500	CATALENT, INC.(b)	72,507	156,105
3,672	CENTENE CORP.(b)	139,553	220,430
3,600	CERNER CORP.	40,604	282,528
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	60,216
3,495	CIGNA CORP.	248,939	727,589
200	COOPER (THE) COS., INC.	50,902	72,664
17,037	CVS HEALTH CORP.	769,515	1,163,627
9,229	DANAHER CORP.	272,153	2,050,130
13,580	DAVITA, INC.(b)	1,012,201	1,594,292
5,332	DENTSPLY SIRONA, INC.	141,306	279,184
1,500	DEXCOM, INC.(b)	87,311	554,580
11,778	EDWARDS LIFESCIENCES CORP.(b)	161,745	1,074,507
3,800	ELANCO ANIMAL HEALTH, INC.(b)	74,580	116,546
22,273	ELI LILLY AND CO.	2,036,893	3,760,573
1,413	EXACT SCIENCES CORP.(b)	187,220	187,208
4,554	EXELIXIS, INC.(b)	79,617	91,399
17,143	GILEAD SCIENCES, INC.	144,642	998,751
12,584	HCA HEALTHCARE, INC.	1,662,272	2,069,565
3,800	HENRY SCHEIN, INC.(b)	67,547	254,068
27,356	HOLOGIC, INC.(b)	1,549,268	1,992,337
6,925	HORIZON THERAPEUTICS PLC(b)	168,428	506,564
2,313	HUMANA, INC.	797,781	948,954
5,691	IDEXX LABORATORIES, INC.(b)	1,548,942	2,844,760
2,300	ILLUMINA, INC.(b)	98,233	851,000
1,957	INCYTE CORP.(b)	125,794	170,220
1,462	INTUITIVE SURGICAL, INC.(b)	560,949	1,196,062
6,100	IOVANCE BIOTHERAPEUTICS, INC.(b)	253,092	283,040
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,009,444
444	JAZZ PHARMACEUTICALS PLC(b)(c)	66,274	73,282
24,983	JOHNSON & JOHNSON	1,645,033	3,931,825
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	171,389
500	MASIMO CORP.(b)	110,177	134,190
6,227	MCKESSON CORP.	278,873	1,083,000
See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
12,348	MEDTRONIC PLC(c)	$ 1,077,575	1,446,445
43,396	MERCK & CO., INC.	1,384,084	3,549,793
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	1,500,959
2,715	MODERNA, INC.(b)	283,655	283,636
6,475	MOLINA HEALTHCARE, INC.(b)	1,208,423	1,377,103
800	NEUROCRINE BIOSCIENCES, INC.(b)	72,192	76,680
386	NOVOCURE LTD.(b)(c)	66,797	66,793
3,700	OAK STREET HEALTH, INC.(b)	230,718	226,292
300	PENUMBRA, INC.(b)	36,663	52,500
1,200	PERRIGO CO. PLC(c)	53,711	53,664
73,602	PFIZER, INC.	1,394,608	2,709,290
2,600	PPD, INC.(b)	45,518	88,972
2,000	QIAGEN N.V.(b)(c)	83,380	105,700
1,255	QUIDEL CORP.(b)	270,774	225,461
193	REGENERON PHARMACEUTICALS, INC.(b)	95,376	93,240
400	REPLIGEN CORP.(b)	46,604	76,652
8,022	RESMED, INC.	644,542	1,705,156
700	SAREPTA THERAPEUTICS, INC.(b)	66,178	119,343
2,100	SEAGEN, INC.(b)	357,076	367,794
900	TELADOC HEALTH, INC.(b)	179,423	179,964
1,800	TELEFLEX, INC.	195,858	740,826
3,026	THERMO FISHER SCIENTIFIC, INC.	769,422	1,409,450
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	928,651
15,291	UNITEDHEALTH GROUP, INC.	2,299,636	5,362,248
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	279,950
1,880	VAREX IMAGING CORP.(b)	19,829	31,358
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	909,877
1,800	VEEVA SYSTEMS, INC., CLASS A(b)	318,742	490,050
3,000	VERTEX PHARMACEUTICALS, INC.(b)	509,278	709,020
22,977	VIATRIS, INC.(b)	294,682	430,589
8,978	WATERS CORP.(b)	1,428,708	2,221,337
2,248	WEST PHARMACEUTICAL SERVICES, INC.	628,826	636,881
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	663,203
1,047	ZOETIS, INC.	108,002	173,278
		43,866,089	82,569,098	13.38%
Industrials:
6,987	3M CO.	417,187	1,221,258
923	ACCO BRANDS CORP.	3,137	7,799
1,508	ACUITY BRANDS, INC.	138,403	182,604
11,607	ADT, INC.	45,143	91,115
5,973	AGCO CORP.	421,122	615,757
8,255	AIR LEASE CORP.	223,546	366,687
2,194	ALASKA AIR GROUP, INC.	107,932	114,088
1,533	ALLEGION PLC(c)	40,913	178,411
5,175	AMETEK, INC.	73,221	625,864
3,387	BOEING (THE) CO.	231,093	725,021
1,200	BWX TECHNOLOGIES, INC.	54,215	72,336
6,460	C.H. ROBINSON WORLDWIDE, INC.	668,058	606,400
2,996	CARLISLE COS., INC.	114,358	467,915
10,640	CARRIER GLOBAL CORP.	57,007	401,341
10,504	CATERPILLAR, INC.	272,491	1,911,938
3,200	CINTAS CORP.	258,101	1,131,072
2,094	COPA HOLDINGS S.A., CLASS A(c)	168,818	161,720
2,000	COPART, INC.(b)	143,195	254,500
6,700	CORELOGIC, INC.	76,313	518,044
72	COSTAR GROUP, INC.(b)	66,549	66,548
3,948	CRANE CO.	66,572	306,602
7,324	CSX CORP.	382,113	664,653
12,207	CUMMINS, INC.	1,914,242	2,772,210
7,300	DEERE & CO.	199,160	1,964,065
10,100	DELTA AIR LINES, INC.	100,965	406,121
1,525	DOVER CORP.	32,899	192,531
19,882	EATON CORP. PLC	752,240	2,388,623
2,980	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	166,704	283,428
3,048	FEDEX CORP.	345,904	791,322
3,325	FORTIVE CORP.	36,012	235,476
37,334	FORTUNE BRANDS HOME & SECURITY, INC.	1,772,776	3,200,270
See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,400	GATX CORP.	$ 24,276	116,452
1,328	GENERAC HOLDINGS, INC.(b)	286,861	302,000
837	GENERAL DYNAMICS CORP.	116,523	124,562
50,000	GENERAL ELECTRIC CO.	348,445	540,000
20,900	GRAFTECH INTERNATIONAL LTD.	154,560	222,794
875	HEICO CORP.	61,334	115,850
2,156	HEICO CORP., CLASS A	109,365	252,381
360	HERC HOLDINGS, INC.(b)	5,808	23,908
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,954,288
25,039	HOWMET AEROSPACE, INC.	299,194	714,613
1,200	HUBBELL, INC.	43,310	188,148
2,695	HUNTINGTON INGALLS INDUSTRIES, INC.	389,034	459,444
1,500	IAA, INC.(b)	45,883	97,470
2,271	IDEX CORP.	140,770	452,383
1,533	IHS MARKIT LTD.(c)	137,138	137,709
4,824	ILLINOIS TOOL WORKS, INC.	155,812	983,517
2,382	INGERSOLL RAND, INC.(b)	18,866	108,524
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	159,953
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	286,965
37,751	JOHNSON CONTROLS INTERNATIONAL PLC	982,980	1,758,819
1,603	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	67,050	67,037
5,743	L3HARRIS TECHNOLOGIES, INC.	554,157	1,085,542
600	LENNOX INTERNATIONAL, INC.	17,874	164,382
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	162,750
3,232	LOCKHEED MARTIN CORP.	941,979	1,147,295
1,800	LYFT, INC., CLASS A(b)	50,324	88,434
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	15,972
2,475	MANPOWERGROUP, INC.	81,957	223,196
17,786	MASCO CORP.	272,383	976,985
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	256,461
577	NORDSON CORP.	57,299	115,948
760	NORFOLK SOUTHERN CORP.	14,546	180,584
4,673	NORTHROP GRUMMAN CORP.	480,108	1,423,957
2,519	NVENT ELECTRIC PLC(c)	24,113	58,668
7,166	OLD DOMINION FREIGHT LINE, INC.	1,065,858	1,398,660
8,384	OSHKOSH CORP.	360,335	721,611
5,320	OTIS WORLDWIDE CORP.	90,693	359,366
1,100	OWENS CORNING	22,578	83,336
1,067	PACCAR, INC.	47,468	92,061
4,628	PARKER-HANNIFIN CORP.	350,966	1,260,713
2,519	PENTAIR PLC(c)	49,295	133,734
7,595	QUANTA SERVICES, INC.	238,800	546,992
13,341	RAYTHEON TECHNOLOGIES CORP.	243,956	954,015
12,257	REPUBLIC SERVICES, INC.	732,074	1,180,349
9,420	ROLLINS, INC.	221,629	368,039
700	ROPER TECHNOLOGIES, INC.	94,317	301,763
7,699	SCHNEIDER NATIONAL, INC., CLASS B	158,671	159,369
700	SNAP-ON, INC.	17,991	119,798
18,647	SOUTHWEST AIRLINES CO.	424,513	869,137
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	58,635
2,557	STANLEY BLACK & DECKER, INC.	72,048	456,578
600	STERICYCLE, INC.(b)	18,858	41,598
11,246	TIMKEN (THE) CO.	499,847	869,991
1,596	TORO (THE) CO.	76,510	151,365
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,524,906
200	TRANSDIGM GROUP, INC.(b)	62,989	123,770
11,000	UBER TECHNOLOGIES, INC.(b)	307,924	561,000
5,202	UNION PACIFIC CORP.	230,095	1,083,160
1,928	UNITED AIRLINES HOLDINGS, INC.(b)	38,137	83,386
4,957	UNITED PARCEL SERVICE, INC., CLASS B	392,428	834,759
12,194	UNITED RENTALS, INC.(b)	1,319,924	2,827,911
794	VERISK ANALYTICS, INC.	137,235	164,826
180	VERITIV CORP.(b)	1,653	3,742
700	W.W. GRAINGER, INC.	30,601	285,838
975	WASTE CONNECTIONS, INC.	42,575	100,006
17,554	WASTE MANAGEMENT, INC.	879,219	2,070,143
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	87,840
See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,600	XYLEM, INC.	$ 30,618	162,864
		24,594,888	57,933,971	9.39%
Information Technology:
2,200	2U, INC.(b)	40,782	88,022
6,272	ACCENTURE PLC, CLASS A(c)	650,019	1,638,309
9,323	ADOBE, INC.(b)	2,002,597	4,662,619
12,800	ADVANCED MICRO DEVICES, INC.(b)	228,637	1,173,888
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,325,604
2,695	ALLIANCE DATA SYSTEMS CORP.	114,079	199,699
1,236	ALTERYX, INC., CLASS A(b)	140,231	150,532
4,065	AMDOCS LTD.	200,086	288,330
4,400	ANALOG DEVICES, INC.	82,698	650,012
1,400	ANAPLAN, INC.(b)	47,612	100,590
1,200	ANSYS, INC.(b)	30,630	436,560
266,656	APPLE, INC.	5,594,743	35,382,585
7,400	APPLIED MATERIALS, INC.	134,145	638,620
7,925	ARROW ELECTRONICS, INC.(b)	483,101	771,102
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	206,509	420,966
4,347	AUTODESK, INC.(b)	578,347	1,327,313
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,192,169
20,661	BLACK KNIGHT, INC.(b)	1,461,752	1,825,399
9,493	BOOZ ALLEN HAMILTON HOLDING CORP.	296,190	827,600
2,791	BROADCOM, INC.	153,147	1,222,039
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	522,872
279	CACI INTERNATIONAL, INC., CLASS A(b)	53,328	69,563
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	1,555,302
1,522	CDK GLOBAL, INC.	19,712	78,885
7,000	CDW CORP.	292,424	922,530
9,515	CERENCE, INC.(b)	225,769	956,067
62,989	CISCO SYSTEMS, INC.	1,024,504	2,818,758
16,649	CITRIX SYSTEMS, INC.	1,882,236	2,166,035
2,200	CLOUDFLARE, INC., CLASS A(b)	78,522	167,178
1,000	COGNEX CORP.	44,753	80,285
2,700	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	25,751	221,265
5,060	CONCENTRIX CORP.(b)	306,734	499,422
15,600	CORNING, INC.	85,176	561,600
368	COUPA SOFTWARE, INC.(b)	45,753	124,719
1,700	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	247,592	360,094
2,100	DATADOG, INC., CLASS A(b)	179,184	206,724
26,194	DELL TECHNOLOGIES, INC., CLASS C(b)	1,682,758	1,919,758
2,800	DOCUSIGN, INC.(b)	393,007	622,440
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	194,260
2,300	DROPBOX, INC., CLASS A(b)	42,360	51,037
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	34,752
954	EPAM SYSTEMS, INC.(b)	163,143	341,866
300	EURONET WORLDWIDE, INC.(b)	25,458	43,476
300	EVERBRIDGE, INC.(b)	42,279	44,721
1,300	F5 NETWORKS, INC.(b)	30,063	228,722
300	FAIR ISAAC CORP.(b)	80,682	153,312
12,959	FIDELITY NATIONAL INFORMATION SERVICES, INC.	538,426	1,833,180
3,900	FIREEYE, INC.(b)	44,602	89,934
9,784	FISERV, INC.(b)	172,685	1,114,006
600	FIVE9, INC.(b)	64,638	104,640
200	FLEETCOR TECHNOLOGIES, INC.(b)	33,618	54,566
5,523	FORTINET, INC.(b)	393,491	820,331
3,873	GLOBAL PAYMENTS, INC.	299,961	834,322
800	GODADDY, INC., CLASS A(b)	39,006	66,360
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	222,780
11,910	HP, INC.	179,763	292,867
1,200	INPHI CORP.(b)	136,907	192,564
44,778	INTEL CORP.	1,098,574	2,230,840
10,385	INTERNATIONAL BUSINESS MACHINES CORP.	1,046,892	1,307,264
3,500	INTUIT, INC.	75,843	1,329,475
13,175	JABIL, INC.	259,881	560,333
2,780	JACK HENRY & ASSOCIATES, INC.	497,186	450,332
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	52,836
6,727	LAM RESEARCH CORP.	765,234	3,176,960
See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,626	LEIDOS HOLDINGS, INC.	$ 88,882	170,925
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	179,226
8,874	MASTERCARD, INC., CLASS A	1,993,235	3,167,486
1,900	MEDALLIA, INC.(b)	44,418	63,118
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	580,062
35,739	MICRON TECHNOLOGY, INC.(b)	686,417	2,686,858
111,661	MICROSOFT CORP.	4,788,071	24,835,640
500	MKS INSTRUMENTS, INC.	32,310	75,225
600	MONOLITHIC POWER SYSTEMS, INC.	216,282	219,738
6,993	NETAPP, INC.	301,461	463,216
900	NEW RELIC, INC.(b)	42,264	58,860
36,573	NORTONLIFELOCK, INC.	432,755	759,987
9,984	NVIDIA CORP.	1,873,485	5,213,645
3,900	NXP SEMICONDUCTORS N.V.(c)	334,138	620,139
3,297	OKTA, INC.(b)	513,168	838,295
78,139	ORACLE CORP.	4,233,408	5,054,812
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	995,092
466	PAYCHEX, INC.	27,642	43,422
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	702,344
9,661	PAYPAL HOLDINGS, INC.(b)	957,404	2,262,606
907	PERSPECTA, INC.	8,504	21,841
3,800	PLURALSIGHT, INC., CLASS A(b)	42,888	79,648
600	PROOFPOINT, INC.(b)	56,232	81,846
2,400	PTC, INC.(b)	82,674	287,064
4,379	QORVO, INC.(b)	519,351	728,096
32,187	QUALCOMM, INC.	3,011,850	4,903,368
1,500	RINGCENTRAL, INC., CLASS A(b)	152,618	568,455
8,372	SALESFORCE.COM, INC.(b)	147,727	1,863,021
73,221	SEAGATE TECHNOLOGY PLC	2,960,810	4,551,417
2,100	SERVICENOW, INC.(b)	273,110	1,155,903
6,675	SKYWORKS SOLUTIONS, INC.	640,777	1,020,474
1,591	SLACK TECHNOLOGIES, INC., CLASS A(b)	67,217	67,204
900	SMARTSHEET, INC., CLASS A(b)	39,015	62,361
1,400	SPLUNK, INC.(b)	162,032	237,846
3,000	SQUARE, INC., CLASS A(b)	111,050	652,920
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	140,990
809	STONECO LTD., CLASS A(b)(c)	67,899	67,891
4,757	SYNNEX CORP.	144,301	387,410
6,082	SYNOPSYS, INC.(b)	540,689	1,576,698
4,600	TERADYNE, INC.	82,730	551,494
27,872	TEXAS INSTRUMENTS, INC.	942,644	4,574,631
82	TRADE DESK (THE), INC., CLASS A(b)	65,683	65,682
7,049	TRIMBLE, INC.(b)	94,849	470,662
1,014	TWILIO, INC., CLASS A(b)	219,999	343,239
2,100	UBIQUITI, INC.	357,604	584,871
200	VERISIGN, INC.(b)	23,200	43,280
13,548	VISA, INC., CLASS A	785,954	2,963,354
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	161,538
3,772	VMWARE, INC., CLASS A(b)	190,784	529,061
1,330	VONTIER CORP.(b)	7,056	44,422
5,845	WESTERN DIGITAL CORP.	90,457	323,755
140,231	WESTERN UNION (THE) CO.	2,695,326	3,076,668
1,000	WORKDAY, INC., CLASS A(b)	137,260	239,610
24,464	XEROX HOLDINGS CORP.	374,155	567,320
7,695	XILINX, INC.	186,834	1,090,920
3,514	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	707,518	1,350,536
1,300	ZENDESK, INC.(b)	79,216	186,056
2,300	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	581,479	775,836
		60,346,940	169,389,275	27.45%
Materials:
1,075	AIR PRODUCTS AND CHEMICALS, INC.	43,205	293,711
1,300	ALBEMARLE CORP.	29,152	191,776
13,770	AMCOR PLC(c)	60,200	162,073
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	55,440
3,165	AVERY DENNISON CORP.	207,899	490,923
4,210	CABOT CORP.	129,002	188,945
16,337	CELANESE CORP.	1,176,262	2,122,830
See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
4,500	CHEMOURS (THE) CO.	$ 49,032	111,555
7,262	CORTEVA, INC.	88,857	281,185
1,800	CROWN HOLDINGS, INC.(b)	57,831	180,360
7,262	DOW, INC.	147,036	403,041
10,454	DUPONT DE NEMOURS, INC.	408,910	743,384
13,243	EASTMAN CHEMICAL CO.	759,205	1,328,008
3,191	ECOLAB, INC.	114,294	690,405
15,800	FREEPORT-MCMORAN, INC.	103,648	411,116
15,846	HUNTSMAN CORP.	249,978	398,368
238	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	5,120	25,904
38,587	INTERNATIONAL PAPER CO.	1,300,493	1,918,546
4,679	LINDE PLC(c)	777,044	1,232,963
9,574	LYONDELLBASELL INDUSTRIES N.V., CLASS A	429,495	877,553
700	MARTIN MARIETTA MATERIALS, INC.	27,965	198,779
24,755	NEWMONT CORP.	929,653	1,482,577
5,844	NUCOR CORP.	99,313	310,842
8,317	PACKAGING CORP. OF AMERICA	742,458	1,146,997
5,172	PPG INDUSTRIES, INC.	123,888	745,906
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	793,344
600	ROYAL GOLD, INC.	22,314	63,816
2,400	RPM INTERNATIONAL, INC.	24,657	217,872
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	99,570
1,400	SEALED AIR CORP.	24,528	64,106
2,509	SILGAN HOLDINGS, INC.	89,461	93,034
3,600	SONOCO PRODUCTS CO.	74,519	213,300
3,234	SOUTHERN COPPER CORP.(c)	38,445	210,598
11,903	STEEL DYNAMICS, INC.	182,235	438,864
4,392	VALVOLINE, INC.	24,184	101,631
2,100	VULCAN MATERIALS CO.	63,441	311,451
2,242	WESTROCK CO.	24,357	97,594
		9,003,781	18,698,367	3.03%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,363	379,430
2,252	AMERICAN HOMES 4 RENT, CLASS A	67,576	67,560
4,180	AMERICAN TOWER CORP.	469,721	938,243
1,837	AMERICOLD REALTY TRUST	68,589	68,575
3,708	APARTMENT INCOME REIT CORP.(b)	79,206	142,424
3,708	APARTMENT INVESTMENT AND MANAGEMENT CO., CLASS A	73,976	19,581
19,853	APPLE HOSPITALITY REIT, INC.	155,660	256,302
734	AVALONBAY COMMUNITIES, INC.	31,138	117,756
14,826	BOSTON PROPERTIES, INC.	1,269,857	1,401,502
46,503	BRIXMOR PROPERTY GROUP, INC.	409,622	769,625
2,153	CAMDEN PROPERTY TRUST	123,455	215,128
24,200	COLONY CAPITAL, INC.	45,138	116,402
500	CORESITE REALTY CORP.	43,021	62,640
4,700	CROWN CASTLE INTERNATIONAL CORP.	183,007	748,193
2,027	CUBESMART	52,679	68,128
1,142	CYRUSONE, INC.	63,059	83,537
2,657	DIGITAL REALTY TRUST, INC.	291,684	370,678
5,200	DOUGLAS EMMETT, INC.	42,689	151,736
1,700	DUKE REALTY CORP.	28,435	67,949
315	EPR PROPERTIES	6,839	10,238
852	EQUINIX, INC.	70,491	608,481
1,905	EQUITY COMMONWEALTH	50,488	51,968
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,661	101,376
5,416	EQUITY RESIDENTIAL	174,162	321,061
4,777	ESSEX PROPERTY TRUST, INC.	1,054,951	1,134,155
900	FEDERAL REALTY INVESTMENT TRUST	47,642	76,608
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,347	31,139
2,071	GAMING AND LEISURE PROPERTIES, INC.	56,627	87,793
7,000	HEALTHPEAK PROPERTIES, INC.	70,562	211,610
70,821	HOST HOTELS & RESORTS, INC.	798,690	1,036,111
678	HOWARD HUGHES (THE) CORP.(b)	20,502	53,515
700	JBG SMITH PROPERTIES	17,888	21,889
700	JONES LANG LASALLE, INC.(b)	39,951	103,859
4,001	KIMCO REALTY CORP.	37,026	60,055
See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
4,678	LAMAR ADVERTISING CO., CLASS A	$ 75,755	389,303
6,311	MID-AMERICA APARTMENT COMMUNITIES, INC.	643,774	799,541
15,318	OUTFRONT MEDIA, INC.	184,437	299,620
10,911	PROLOGIS, INC.	280,831	1,087,390
2,146	PUBLIC STORAGE	320,090	495,576
6,972	RAYONIER, INC.	74,591	204,837
2,600	REALTY INCOME CORP.	47,877	161,642
3,900	REGENCY CENTERS CORP.	85,345	177,801
1,380	REXFORD INDUSTRIAL REALTY, INC.	67,784	67,772
2,100	SBA COMMUNICATIONS CORP.	214,169	592,473
1,594	SIMON PROPERTY GROUP, INC.	75,050	135,936
1,133	SUN COMMUNITIES, INC.	87,255	172,159
4,100	UDR, INC.	63,318	157,563
2,020	VEREIT, INC.	48,318	76,336
4,300	VICI PROPERTIES, INC.	66,376	109,650
21,812	WEINGARTEN REALTY INVESTORS	307,488	472,666
24,590	WEYERHAEUSER CO.	648,431	824,503
		9,380,591	16,180,015	2.62%
Utilities:
3,000	AES (THE) CORP.	32,870	70,500
2,000	ALLIANT ENERGY CORP.	24,835	103,060
1,600	AMEREN CORP.	40,872	124,896
3,406	AMERICAN ELECTRIC POWER CO., INC.	147,690	283,618
13,200	AVANGRID, INC.	502,113	599,940
5,800	CENTERPOINT ENERGY, INC.	66,308	125,512
13,300	CMS ENERGY CORP.	259,708	811,433
4,875	CONSOLIDATED EDISON, INC.	311,551	352,316
12,073	DOMINION ENERGY, INC.	450,978	907,890
2,300	DTE ENERGY CO.	84,036	279,243
12,117	DUKE ENERGY CORP.	582,142	1,109,432
4,425	EDISON INTERNATIONAL	136,263	277,978
464	ENTERGY CORP.	13,970	46,326
1,735	ESSENTIAL UTILITIES, INC.	22,973	82,048
2,974	EVERGY, INC.	67,407	165,087
4,961	EVERSOURCE ENERGY	125,492	429,176
1,968	EXELON CORP.	81,552	83,089
5,500	FIRSTENERGY CORP.	168,113	168,355
11,849	HAWAIIAN ELECTRIC INDUSTRIES, INC.	393,467	419,336
900	NATIONAL FUEL GAS CO.	20,790	37,017
18,254	NEXTERA ENERGY, INC.	255,154	1,408,296
6,900	NISOURCE, INC.	43,973	158,286
38,596	NRG ENERGY, INC.	1,261,589	1,449,280
4,800	OGE ENERGY CORP.	43,344	152,928
5,459	PG&E CORP.(b)	52,004	68,019
2,400	PINNACLE WEST CAPITAL CORP.	71,637	191,880
700	PPL CORP.	10,384	19,740
14,873	PUBLIC SERVICE ENTERPRISE GROUP, INC.	687,970	867,096
3,200	SEMPRA ENERGY	174,757	407,712
8,600	SOUTHERN (THE) CO.	176,010	528,298
4,650	UGI CORP.	51,203	162,564
1,655	WEC ENERGY GROUP, INC.	96,502	152,310
1,993	XCEL ENERGY, INC.	104,588	132,873
		6,562,245	12,175,534	1.97%
	Sub-total Common Stocks:	273,598,137	612,441,314	99.26%
Preferred Stocks:
Consumer Discretionary:
355	QURATE RETAIL, INC.	14,247	35,145
		14,247	35,145	0.01%
	Sub-total Preferred Stocks:	14,247	35,145	0.01%
Short-Term Investments:
7,392,427	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.02%(d)	7,392,427	7,392,427
	Sub-total Short-Term Investments:	7,392,427	7,392,427	1.20%
	Grand total	$ 281,004,811	619,868,886	100.47%

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of December 31, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.25% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,916,876 with net purchases of $4,475,551 during the fiscal year ended December 31, 2020.
See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
December 31, 2020
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
198,622	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.	$ 424,318	732,915
579	AMC NETWORKS, INC., CLASS A(b)	20,717	20,711
2,932	CINCINNATI BELL, INC.(b)	43,796	44,801
1,337	COGENT COMMUNICATIONS HOLDINGS, INC.	80,058	80,046
3,841	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	20,535	18,782
67,836	EW SCRIPPS (THE) CO., CLASS A	834,148	1,037,212
9,690	GLU MOBILE, INC.(b)	71,372	87,307
22,017	HEMISPHERE MEDIA GROUP, INC.(b)	184,653	228,096
5,964	IRIDIUM COMMUNICATIONS, INC.(b)	160,341	234,534
18,803	LIBERTY BROADBAND CORP., CLASS C(b)	2,661,428	2,977,809
1,313	MEREDITH CORP.	20,521	25,210
86,597	NEW YORK TIMES (THE) CO., CLASS A	3,674,716	4,483,127
2,477	QUINSTREET, INC.(b)	41,581	53,107
53,016	SAGA COMMUNICATIONS, INC., CLASS A	1,463,808	1,273,444
5,758	SCHOLASTIC CORP.	124,466	143,950
447	SHENANDOAH TELECOMMUNICATIONS CO.	21,209	19,333
10,718	SPOK HOLDINGS, INC.	101,973	119,291
381	TECHTARGET, INC.(b)	14,301	22,521
4,593	THRYV HOLDINGS, INC.(b)	44,846	62,006
12,314	VONAGE HOLDINGS CORP.(b)	133,673	158,543
		10,142,460	11,822,745	2.59%
Consumer Discretionary:
2,673	ABERCROMBIE & FITCH CO., CLASS A	27,872	54,422
6,038	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	43,448	50,357
189,700	AMERICAN EAGLE OUTFITTERS, INC.	3,387,557	3,807,279
909	AMERICAN PUBLIC EDUCATION, INC.(b)	26,610	27,706
1,030	ASBURY AUTOMOTIVE GROUP, INC.(b)	88,312	150,112
4,586	BED BATH & BEYOND, INC.	52,282	81,447
1,930	BIG LOTS, INC.	78,615	82,855
565	BJ'S RESTAURANTS, INC.(b)	13,681	21,747
3,673	BLOOMIN' BRANDS, INC.	38,034	71,330
165,146	BLUEGREEN VACATIONS CORP.(c)	1,349,647	1,311,259
95,667	BLUEGREEN VACATIONS HOLDING CORP.	1,804,990	1,294,375
8,351	BOOT BARN HOLDINGS, INC.(b)	175,092	362,099
2,305	BRINKER INTERNATIONAL, INC.	106,218	130,394
1,060	BUCKLE (THE), INC.	17,193	30,952
2,030	CALERES, INC.	21,289	31,770
2,980	CALLAWAY GOLF CO.	71,570	71,550
7,975	CAPRI HOLDINGS LTD.(b)(d)	123,897	334,950
67,640	CARRIAGE SERVICES, INC.	1,263,456	2,118,485
2,074	CATO (THE) CORP., CLASS A	16,670	19,890
460	CAVCO INDUSTRIES, INC.(b)	85,256	80,707
1,644	CENTURY COMMUNITIES, INC.(b)	50,732	71,974
2,233	CHEESECAKE FACTORY (THE), INC.	47,155	82,755
759	CHILDREN'S PLACE (THE), INC.(b)	21,260	38,026
76,876	CLARUS CORP.	488,112	1,183,890
1,666	CONN'S, INC.(b)	19,489	19,476
3,663	COOPER TIRE & RUBBER CO.	101,122	148,352
9,941	CORE-MARK HOLDING CO., INC.	243,771	291,967
3,256	CROCS, INC.(b)	110,131	204,021
143,089	DANA, INC.	1,419,582	2,793,097
2,530	DAVE & BUSTER'S ENTERTAINMENT, INC.	30,706	75,951
2,938	DESIGNER BRANDS, INC., CLASS A	18,059	22,476
663	DINE BRANDS GLOBAL, INC.	28,696	38,454
1,651	DORMAN PRODUCTS, INC.(b)	108,287	143,340
1,141	EL POLLO LOCO HOLDINGS, INC.(b)	17,103	20,652
1,508	ETHAN ALLEN INTERIORS, INC.	17,324	30,477
71,600	EXTENDED STAY AMERICA, INC.	1,391,461	1,060,396
46,669	FARFETCH LTD., CLASS A(b)(d)	1,135,587	2,977,949
36,001	FIESTA RESTAURANT GROUP, INC.(b)	375,056	410,411
12,096	FIVE BELOW, INC.(b)	1,552,000	2,116,558
12,744	FIVERR INTERNATIONAL LTD.(b)(d)	1,981,827	2,486,354
3,843	FOSSIL GROUP, INC.(b)	15,973	33,319
163,919	FULL HOUSE RESORTS, INC.(b)	336,196	644,202
3,969	GAMESTOP CORP., CLASS A(b)(c)	16,258	74,776
31,524	GAN LTD.(b)(c)(d)	488,622	639,307
See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
2,667	GENTHERM, INC.(b)	$ 101,951	173,942
2,387	G-III APPAREL GROUP LTD.(b)	34,366	56,667
140,300	GILDAN ACTIVEWEAR, INC.(d)	3,431,431	3,929,803
913	GROUP 1 AUTOMOTIVE, INC.	59,610	119,731
1,751	GUESS?, INC.	16,316	39,608
79,700	HANESBRANDS, INC.	1,097,900	1,162,026
1,118	HAVERTY FURNITURE COS., INC.	17,384	30,935
12,220	HELEN OF TROY LTD.(b)	1,236,433	2,715,162
58,638	HOOKER FURNITURE CORP.	1,347,057	1,891,076
873	INSTALLED BUILDING PRODUCTS, INC.(b)	73,640	88,985
924	IROBOT CORP.(b)	74,197	74,188
1,295	KONTOOR BRANDS, INC.	52,537	52,525
2,457	LA-Z-BOY, INC.	67,314	97,887
1,374	LCI INDUSTRIES	152,143	178,180
1,164	LGI HOMES, INC.(b)	113,699	123,209
208,031	LIFETIME BRANDS, INC.	1,964,923	3,162,071
1,246	LUMBER LIQUIDATORS HOLDINGS, INC.(b)	17,493	38,302
1,629	M/I HOMES, INC.(b)	53,545	72,148
16,345	MACY'S, INC.(c)	107,310	183,881
19,700	MALIBU BOATS, INC., CLASS A(b)	456,225	1,230,068
889	MARINEMAX, INC.(b)	20,195	31,142
2,597	MDC HOLDINGS, INC.	101,344	126,214
1,931	MERITAGE HOMES CORP.(b)	148,992	159,925
3,018	MICHAELS (THE) COS., INC.(b)	20,821	39,264
1,430	MONRO, INC.	72,095	76,219
79,706	MOTORCAR PARTS OF AMERICA, INC.(b)	1,466,568	1,563,832
1,832	MOVADO GROUP, INC.(b)	19,444	30,448
2,578	ODP (THE) CORP.	54,723	75,535
646	OXFORD INDUSTRIES, INC.	27,145	42,319
43,234	PAPA JOHN'S INTERNATIONAL, INC.	3,747,599	3,668,405
1,179	PATRICK INDUSTRIES, INC.	65,976	80,585
1,636	PERDOCEO EDUCATION CORP.(b)	20,676	20,663
770	PETMED EXPRESS, INC.	22,469	24,686
17,047	PVH CORP.	828,451	1,600,543
2,225	REGIS CORP.(b)	20,464	20,448
2,585	RENT-A-CENTER, INC.	68,779	98,980
2,351	RUTH'S HOSPITALITY GROUP, INC.	20,747	41,683
5,771	SALLY BEAUTY HOLDINGS, INC.(b)	54,974	75,254
23,409	SELECT INTERIOR CONCEPTS, INC., CLASS A(b)	150,431	167,374
1,875	SHAKE SHACK, INC., CLASS A(b)	93,633	158,963
1,129	SHUTTERSTOCK, INC.	44,199	80,949
2,129	SIGNET JEWELERS LTD.	54,880	58,058
777	SLEEP NUMBER CORP.(b)	44,739	63,605
892	SONIC AUTOMOTIVE, INC., CLASS A	30,582	34,404
736	STAMPS.COM, INC.(b)	145,242	144,396
735	STANDARD MOTOR PRODUCTS, INC.	29,509	29,738
3,094	STEVEN MADDEN LTD.	70,023	109,280
60,387	STITCH FIX, INC., CLASS A(b)	1,886,236	3,545,925
49,300	STONERIDGE, INC.(b)	938,444	1,490,339
306	STURM RUGER & CO., INC.	19,869	19,911
2,546	TUPPERWARE BRANDS CORP.(b)	72,528	82,465
52,115	UNIFI, INC.(b)	848,349	924,520
4,124	UNIVERSAL ELECTRONICS, INC.(b)	152,597	216,345
3,098	VISTA OUTDOOR, INC.(b)	47,234	73,608
58,762	WINNEBAGO INDUSTRIES, INC.	1,874,865	3,522,194
3,529	WOLVERINE WORLD WIDE, INC.	77,930	110,281
44,968	WYNDHAM HOTELS & RESORTS, INC.	2,191,001	2,672,898
3,271	YETI HOLDINGS, INC.(b)	142,676	223,965
		44,978,101	62,667,623	13.74%
Consumer Staples:
978	ANDERSONS (THE), INC.	19,289	23,971
2,890	B&G FOODS, INC.(c)	72,055	80,140
1,361	CALAVO GROWERS, INC.	84,804	94,494
1,927	CAL-MAINE FOODS, INC.(b)	76,285	72,339
1,971	CENTRAL GARDEN & PET CO., CLASS A(b)	66,265	71,606
1,424	CHEFS' WAREHOUSE (THE), INC.(b)	36,595	36,582
247	COCA-COLA CONSOLIDATED, INC.	57,136	65,769
See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
1,381	FRESH DEL MONTE PRODUCE, INC.	$ 33,253	33,241
142,180	GROCERY OUTLET HOLDING CORP.(b)	5,539,069	5,580,565
572	J & J SNACK FOODS CORP.	77,729	88,872
14,516	JOHN B. SANFILIPPO & SON, INC.	1,152,542	1,144,732
138,195	LANDEC CORP.(b)	1,395,976	1,499,416
646	MEDIFAST, INC.	108,263	126,836
853	MGP INGREDIENTS, INC.	31,102	40,142
490	NATIONAL BEVERAGE CORP.	33,897	41,601
97,901	NATURE'S SUNSHINE PRODUCTS, INC.(b)	940,930	1,463,620
654	PRICESMART, INC.	52,189	59,573
20,078	SENECA FOODS CORP., CLASS A(b)	699,111	801,112
3,322	SIMPLY GOOD FOODS (THE) CO.(b)	104,199	104,178
121,511	SPARTANNASH CO.	2,288,114	2,115,506
16,915	SPECTRUM BRANDS HOLDINGS, INC.	880,456	1,335,947
424,029	SUNOPTA, INC.(b)(d)	1,218,307	4,948,418
3,114	UNITED NATURAL FOODS, INC.(b)	52,800	49,731
39,420	UNIVERSAL CORP.	1,947,137	1,916,206
329	USANA HEALTH SCIENCES, INC.(b)	25,067	25,366
7,458	VECTOR GROUP LTD.	72,236	86,886
749	WD-40 CO.	153,736	198,994
		17,218,542	22,105,843	4.85%
Energy:
9,497	ARCHROCK, INC.	70,615	82,244
1,330	BONANZA CREEK ENERGY, INC.(b)	20,228	25,709
1,386	BRISTOW GROUP, INC.(b)	33,470	36,479
9,180	CALLON PETROLEUM CO.(b)	49,625	120,809
4,231	CONSOL ENERGY, INC.(b)	18,219	30,505
1,872	CORE LABORATORIES N.V.(d)	33,935	49,627
22,533	DMC GLOBAL, INC.	637,373	974,552
2,317	DORIAN LPG LTD.(b)	17,440	28,244
2,055	DRIL-QUIP, INC.(b)	60,496	60,869
1,659	GREEN PLAINS, INC.(b)	17,283	21,849
6,213	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,042	26,095
6,710	HELMERICH & PAYNE, INC.	104,513	155,404
5,849	MATADOR RESOURCES CO.(b)	43,375	70,539
91,419	MURPHY OIL CORP.	731,154	1,106,170
115,661	NATIONAL OILWELL VARCO, INC.(b)	1,184,635	1,588,026
274,742	NEXTIER OILFIELD SOLUTIONS, INC.(b)	507,671	945,112
3,452	OCEANEERING INTERNATIONAL, INC.(b)	19,181	27,443
2,364	PAR PACIFIC HOLDINGS, INC.(b)	17,723	33,049
6,061	PATTERSON-UTI ENERGY, INC.	21,552	31,881
2,902	PBF ENERGY, INC., CLASS A	19,202	20,604
5,102	PDC ENERGY, INC.(b)	67,785	104,744
11,333	RANGE RESOURCES CORP.(b)	75,993	75,931
708	RENEWABLE ENERGY GROUP, INC.(b)	50,148	50,141
258	REX AMERICAN RESOURCES CORP.(b)	16,958	18,955
14,234	SOUTHWESTERN ENERGY CO.(b)	42,494	42,417
5,541	TALOS ENERGY, INC.(b)	38,487	45,658
159,749	TECHNIPFMC PLC(d)	1,120,551	1,501,641
		5,040,148	7,274,697	1.60%
Financials:
11,792	1ST CONSTITUTION BANCORP	195,370	187,139
1,457	ALLEGIANCE BANCSHARES, INC.	36,424	49,727
9,608	ALTABANCORP	197,654	268,255
65,817	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,571,540	1,820,498
570	AMERIS BANCORP	21,706	21,700
8,567	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	76,579	95,693
34,288	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(d)	1,415,051	1,498,386
3,448	ARMOUR RESIDENTIAL REIT, INC.	29,192	37,204
42,017	ASSOCIATED BANC-CORP	507,910	716,390
4,272	ASSURED GUARANTY LTD.(d)	119,856	134,525
54,522	AXIS CAPITAL HOLDINGS LTD.(d)	2,718,034	2,747,364
2,771	AXOS FINANCIAL, INC.(b)	55,910	103,996
2,140	BANC OF CALIFORNIA, INC.	21,614	31,479
953	BANCFIRST CORP.	42,865	55,941
43,227	BANCORP (THE), INC.(b)	391,530	590,049
12,493	BANK OF MARIN BANCORP	394,948	429,010
See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
4,296	BANKUNITED, INC.	$ 99,866	149,415
24,059	BANKWELL FINANCIAL GROUP, INC.	540,717	470,353
1,876	BANNER CORP.	65,693	87,403
164,155	BARINGS BDC, INC.	1,367,879	1,510,223
6,521	BERKSHIRE HILLS BANCORP, INC.	67,292	111,640
9,339	BLACKROCK TCP CAPITAL CORP.	120,899	104,970
8,948	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	54,538	75,611
20,286	BRIDGE BANCORP, INC.	497,592	490,515
3,329	BRIGHTSPHERE INVESTMENT GROUP, INC.	42,433	64,183
4,213	BROOKLINE BANCORP, INC.	39,081	50,725
2,426	CADENCE BANCORP	39,852	39,835
6,732	CAPITOL FEDERAL FINANCIAL, INC.	75,740	84,150
3,803	CAPSTEAD MORTGAGE CORP.	20,118	22,095
54,777	CARLYLE GROUP (THE), INC.	1,331,410	1,722,189
1,837	CITY HOLDING CO.	111,779	127,763
148,600	CNO FINANCIAL GROUP, INC.	2,487,716	3,303,378
3,820	COLUMBIA BANKING SYSTEM, INC.	101,216	137,138
21,872	COMMERCE BANCSHARES, INC.	991,681	1,437,027
2,756	COMMUNITY BANK SYSTEM, INC.	152,076	171,726
12,983	COMMUNITY BANKERS TRUST CORP.	112,842	87,635
35,200	COWEN, INC., CLASS A	546,540	914,848
102,514	CRAWFORD & CO., CLASS A	792,781	757,578
1,676	CRAWFORD & CO., CLASS B	9,524	12,067
1,545	CUSTOMERS BANCORP, INC.(b)	16,791	28,088
6,872	CVB FINANCIAL CORP.	121,949	134,004
2,298	DIME COMMUNITY BANCSHARES, INC.	31,131	36,239
101,211	DONEGAL GROUP, INC., CLASS A	1,520,565	1,424,039
1,921	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	16,285	32,599
23,675	EAGLE BANCORP MONTANA, INC.	419,309	502,383
1,718	EAGLE BANCORP, INC.	51,468	70,953
487	EHEALTH, INC.(b)	36,822	34,387
2,593	EMPLOYERS HOLDINGS, INC.	75,526	83,469
1,484	ENCORE CAPITAL GROUP, INC.(b)	48,257	57,802
1,604	ENOVA INTERNATIONAL, INC.(b)	22,712	39,731
66,400	ESSENT GROUP LTD.	2,095,008	2,868,480
920	FB FINANCIAL CORP.	26,566	31,952
2,241	FIRST COMMONWEALTH FINANCIAL CORP.	16,878	24,517
11,613	FIRST FINANCIAL BANCORP	153,305	203,576
1,800	FIRST HAWAIIAN, INC.	41,133	42,444
18,024	FIRST MID BANCSHARES, INC.	545,632	606,688
40,830	FIRST MIDWEST BANCORP, INC.	450,414	650,014
37,942	FIRST NORTHWEST BANCORP	461,554	591,895
28,117	FIRST WESTERN FINANCIAL, INC.(b)	363,016	550,250
36,100	FIRSTCASH, INC.	2,488,500	2,528,444
1,899	FLAGSTAR BANCORP, INC.	55,987	77,403
55,696	FLUSHING FINANCIAL CORP.	862,560	926,781
61,800	GLACIER BANCORP, INC.	2,494,408	2,843,418
2,943	GRANITE POINT MORTGAGE TRUST, INC.	19,414	29,401
7,906	GREAT SOUTHERN BANCORP, INC.	307,623	386,603
3,625	GREAT WESTERN BANCORP, INC.	47,061	75,762
2,602	GREEN DOT CORP., CLASS A(b)	131,289	145,192
34,978	HANMI FINANCIAL CORP.	395,890	396,650
51,679	HARBORONE BANCORP, INC.	499,041	561,234
375	HCI GROUP, INC.	16,590	19,612
3,000	HERITAGE FINANCIAL CORP.	57,598	70,170
3,479	HOMESTREET, INC.	83,790	117,416
47,992	HOPE BANCORP, INC.	358,345	523,593
1,373	HORACE MANN EDUCATORS CORP.	48,818	57,721
58,547	HORIZON BANCORP, INC.	643,230	928,555
1,006	INDEPENDENT BANK CORP.	71,617	73,478
1,953	INDEPENDENT BANK GROUP, INC.	74,619	122,102
11,469	INVESCO MORTGAGE CAPITAL, INC.	35,464	38,765
2,919	INVESTAR HOLDING CORP.	47,572	48,280
120,556	INVESTCORP CREDIT MANAGEMENT BDC, INC.	775,277	573,847
1,630	JAMES RIVER GROUP HOLDINGS LTD.(d)	71,912	80,114
422	KINSALE CAPITAL GROUP, INC.	65,542	84,455
1,468	KKR REAL ESTATE FINANCE TRUST, INC.	22,900	26,307
See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
113,211	LAKELAND BANCORP, INC.	$ 1,549,861	1,437,780
28,247	LCNB CORP.	461,145	414,948
50,834	MACKINAC FINANCIAL CORP.	749,363	648,642
17,066	MAINSTREET BANCSHARES, INC.(b)	299,743	288,586
238	MEGALITH FINANCIAL ACQUISITION CORP(b)	2,972	3,338
1,169	META FINANCIAL GROUP, INC.	20,305	42,739
3,129	MR COOPER GROUP, INC.(b)	67,200	97,093
660	NATIONAL BANK HOLDINGS CORP., CLASS A	16,757	21,622
5,689	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,646,680	1,174,437
2,590	NBT BANCORP, INC.	73,547	83,139
14,393	NEW YORK MORTGAGE TRUST, INC.	34,396	53,110
4,524	NMI HOLDINGS, INC., CLASS A(b)	65,445	102,469
5,240	NORTHFIELD BANCORP, INC.	52,376	64,609
7,463	NORTHWEST BANCSHARES, INC.	71,466	95,079
378,294	OAKTREE SPECIALTY LENDING CORP.	1,663,627	2,107,098
138,654	OAKTREE STRATEGIC INCOME CORP.	1,117,920	1,074,568
2,740	OFG BANCORP	34,981	50,800
8,796	OLD NATIONAL BANCORP	112,946	145,662
4,826	PACIFIC PREMIER BANCORP, INC.	99,138	151,199
744	PALOMAR HOLDINGS, INC.(b)	65,063	66,097
839	PARK NATIONAL CORP.	75,067	88,103
4,648	PEAPACK-GLADSTONE FINANCIAL CORP.	99,854	105,788
5,566	PENNS WOODS BANCORP, INC.	155,350	144,772
3,509	PENNYMAC MORTGAGE INVESTMENT TRUST	60,397	61,723
24,067	PEOPLES BANCORP OF NORTH CAROLINA, INC.	484,305	554,022
44,143	PIONEER BANCORP, INC.(b)	556,957	466,591
494	PIPER SANDLER COS.	33,799	49,845
2,431	PRA GROUP, INC.(b)	89,381	96,413
413	PREFERRED BANK	20,848	20,844
3,353	PROASSURANCE CORP.	45,882	59,650
3,992	PROVIDENT FINANCIAL SERVICES, INC.	53,301	71,696
2,849	READY CAPITAL CORP.	25,718	35,470
10,091	RED RIVER BANCSHARES, INC.	405,499	500,009
6,963	REDWOOD TRUST, INC.	45,819	61,135
2,873	RENASANT CORP.	76,728	96,763
742	SAFETY INSURANCE GROUP, INC.	57,750	57,802
2,815	SEACOAST BANKING CORP. OF FLORIDA(b)	52,406	82,902
20,000	SELECTIVE INSURANCE GROUP, INC.	1,150,261	1,339,600
1,524	SERVISFIRST BANCSHARES, INC.	51,290	61,402
15,346	SHORE BANCSHARES, INC.	224,884	224,052
6,591	SIMMONS FIRST NATIONAL CORP., CLASS A	105,067	142,300
51,322	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	785,943	621,509
779	SOUTHSIDE BANCSHARES, INC.	20,080	24,172
2,216	STEWART INFORMATION SERVICES CORP.	69,731	107,166
349	STONEX GROUP, INC.(b)	19,802	20,207
22,763	SUMMIT STATE BANK	288,477	301,610
9,809	SURO CAPITAL CORP.	124,054	128,400
134,943	TCF FINANCIAL CORP.	3,942,775	4,995,590
8,300	THIRD POINT REINSURANCE LTD.(b)(d)	60,222	79,016
653	TOMPKINS FINANCIAL CORP.	39,591	46,102
1,156	TRIUMPH BANCORP, INC.(b)	31,483	56,124
1,476	TRUPANION, INC.(b)	105,797	176,692
5,783	TRUSTCO BANK CORP. NY	33,499	38,573
284,839	UMPQUA HOLDINGS CORP.	4,046,718	4,312,462
16,486	UNITED BANCORP, INC.	204,353	217,285
5,970	UNITED BANCSHARES, INC.	129,860	146,026
4,681	UNITED COMMUNITY BANKS, INC.	83,634	133,128
68,687	UNITED SECURITY BANCSHARES	584,690	484,243
45,536	UNITY BANCORP, INC.	742,802	799,157
84,836	UNIVEST FINANCIAL CORP.	1,831,888	1,745,925
2,866	VERITEX HOLDINGS, INC.	48,563	73,542
388	VIRTUS INVESTMENT PARTNERS, INC.	49,590	84,196
3,729	WADDELL & REED FINANCIAL, INC., CLASS A	58,547	94,978
277	WALKER & DUNLOP, INC.	25,492	25,490
74,223	WEBSTER FINANCIAL CORP.	2,862,929	3,128,499
49,930	WEST BANCORP, INC.	947,785	963,649
1,130	WESTAMERICA BANCORP	62,984	62,478
See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
3,856	WISDOMTREE INVESTMENTS, INC.	$ 20,654	20,630
48,963	WSFS FINANCIAL CORP.	1,774,070	2,197,459
		64,726,323	72,996,841	16.01%
Health Care:
9,747	ABIOMED, INC.(b)	2,611,055	3,159,977
2,762	ADDUS HOMECARE CORP.(b)	202,878	323,403
8,678	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	57,150	125,310
2,454	AMN HEALTHCARE SERVICES, INC.(b)	131,517	167,486
4,267	ANGIODYNAMICS, INC.(b)	39,027	65,413
758	ANIKA THERAPEUTICS, INC.(b)	27,364	34,307
27,924	AVID BIOSERVICES, INC.(b)	251,316	322,243
16,050	BIO-TECHNE CORP.	3,901,125	5,096,677
1,837	BIOTELEMETRY, INC.(b)	132,425	132,411
2,254	CARDIOVASCULAR SYSTEMS, INC.(b)	72,322	98,635
3,255	COHERUS BIOSCIENCES, INC.(b)	58,253	56,572
6,953	COMMUNITY HEALTH SYSTEMS, INC.(b)	24,308	51,661
760	COMPUTER PROGRAMS AND SYSTEMS, INC.	17,092	20,398
1,523	CONMED CORP.	107,871	170,576
5,151	CORCEPT THERAPEUTICS, INC.(b)	91,306	134,750
236	CORVEL CORP.(b)	17,275	25,016
4,687	COVETRUS, INC.(b)	88,788	134,704
2,680	CROSS COUNTRY HEALTHCARE, INC.(b)	19,502	23,772
33,658	CRYOLIFE, INC.(b)	626,877	794,665
28,383	CUTERA, INC.(b)	370,025	684,314
3,656	CYTOKINETICS, INC.(b)	61,810	75,972
620	EAGLE PHARMACEUTICALS, INC.(b)	28,743	28,873
472	ENANTA PHARMACEUTICALS, INC.(b)	21,792	19,871
16,143	ENDO INTERNATIONAL PLC(b)(d)	49,160	115,907
2,178	ENSIGN GROUP (THE), INC.	116,465	158,820
124,960	EVOLENT HEALTH, INC., CLASS A(b)	1,411,562	2,003,109
2,497	GLAUKOS CORP.(b)	97,525	187,924
1,056	HANGER, INC.(b)	16,338	23,221
123,201	HARVARD BIOSCIENCE, INC.(b)	235,024	528,532
76,184	HEALTHEQUITY, INC.(b)	3,997,076	5,310,787
30,403	HEALTHSTREAM, INC.(b)	642,118	664,002
341	HESKA CORP.(b)	31,451	49,667
21,500	HILL-ROM HOLDINGS, INC.	1,810,413	2,106,355
4,590	HMS HOLDINGS CORP.(b)	136,351	168,683
25,346	INFUSYSTEM HOLDINGS, INC.(b)	141,371	475,998
607	INOGEN, INC.(b)	20,310	27,121
1,693	INTEGER HOLDINGS CORP.(b)	111,654	137,455
47,870	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,690,548	3,107,720
2,704	INVACARE CORP.	19,534	24,201
12,390	IRHYTHM TECHNOLOGIES, INC.(b)	2,821,377	2,939,032
52,636	KADMON HOLDINGS, INC.(b)	225,938	218,439
3,112	LANNETT CO., INC.(b)	17,883	20,290
1,794	LEMAITRE VASCULAR, INC.	58,384	72,657
877	LUMINEX CORP.	18,557	20,276
2,293	MAGELLAN HEALTH, INC.(b)	130,930	189,952
5,736	MEDNAX, INC.(b)	140,795	140,761
2,275	MERIDIAN BIOSCIENCE, INC.(b)	34,164	42,520
2,957	MERIT MEDICAL SYSTEMS, INC.(b)	128,856	164,143
215	MESA LABORATORIES, INC.	46,939	61,628
3,980	MYRIAD GENETICS, INC.(b)	46,034	78,705
4,319	NATUS MEDICAL, INC.(b)	78,201	86,553
5,523	NEOGENOMICS, INC.(b)	195,554	297,358
20,062	NEVRO CORP.(b)	2,966,869	3,472,732
38,876	NEXTGEN HEALTHCARE, INC.(b)	354,781	709,098
2,083	OMNICELL, INC.(b)	147,271	250,002
189,256	ORASURE TECHNOLOGIES, INC.(b)	2,141,483	2,003,275
1,025	ORTHOFIX MEDICAL, INC.(b)	31,385	44,055
3,746	OWENS & MINOR, INC.	37,718	101,329
217,979	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	2,985,294	5,654,375
2,249	PACIRA BIOSCIENCES, INC.(b)	121,845	134,580
890	PENNANT GROUP (THE), INC.(b)	24,365	51,673
13,070	PHIBRO ANIMAL HEALTH CORP., CLASS A	246,412	253,819
164	PROVIDENCE SERVICE (THE) CORP.(b)	22,737	22,735
See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
4,478	R1 RCM, INC.(b)	$ 76,243	107,562
2,451	RADNET, INC.(b)	39,172	47,966
1,527	REGENXBIO, INC.(b)	44,600	69,265
5,204	SELECT MEDICAL HOLDINGS CORP.(b)	82,873	143,943
511	SIMULATIONS PLUS, INC.	31,714	36,751
2,284	SUPERNUS PHARMACEUTICALS, INC.(b)	48,152	57,465
8,617	SURMODICS, INC.(b)	339,944	375,012
33,400	SYNEOS HEALTH, INC.(b)	1,431,924	2,275,542
1,368	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	45,580	61,478
53,114	TANDEM DIABETES CARE, INC.(b)	5,604,454	5,081,948
2,165	TIVITY HEALTH, INC.(b)	27,633	42,412
93,545	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	2,136,298	1,997,186
551	US PHYSICAL THERAPY, INC.	46,874	66,258
136,924	VAREX IMAGING CORP.(b)	3,514,931	2,283,892
2,612	XENCOR, INC.(b)	90,485	113,962
		47,071,370	56,627,137	12.42%
Industrials:
2,233	AAON, INC.	123,232	148,785
16,794	AAR CORP.	338,661	608,279
3,557	ABM INDUSTRIES, INC.	120,321	134,597
15,600	ACUITY BRANDS, INC.	1,754,219	1,889,004
1,617	AEGION CORP.(b)	24,543	30,707
3,956	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	147,108	209,075
845	AEROVIRONMENT, INC.(b)	54,807	73,431
53,320	AIR LEASE CORP.	1,690,020	2,368,474
16,233	AIR TRANSPORT SERVICES GROUP, INC.(b)	321,228	508,742
555	ALAMO GROUP, INC.	55,130	76,562
853	ALBANY INTERNATIONAL CORP., CLASS A	45,690	62,627
748	ALLEGIANT TRAVEL CO.	80,014	141,552
30,731	AMERICAN WOODMARK CORP.(b)	2,474,609	2,884,104
2,066	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	125,566	161,127
1,349	ARCBEST CORP.	37,892	57,562
2,574	ARCOSA, INC.	102,643	141,390
1,206	ASTEC INDUSTRIES, INC.	53,461	69,803
44,623	ASTRONICS CORP.(b)	483,555	590,362
1,395	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	64,070	76,083
43,729	AVIS BUDGET GROUP, INC.(b)	1,345,149	1,631,092
11,949	AZZ, INC.	379,066	566,861
2,068	BARNES GROUP, INC.	77,523	104,827
2,186	BOISE CASCADE CO.	82,334	104,491
462	BRADY CORP., CLASS A	19,898	24,403
38,440	BRIGHTVIEW HOLDINGS, INC.(b)	555,436	581,213
37,900	BWX TECHNOLOGIES, INC.	2,056,531	2,284,612
37,471	CECO ENVIRONMENTAL CORP.(b)	262,308	260,798
1,534	CHART INDUSTRIES, INC.(b)	109,625	180,690
36,386	CIRCOR INTERNATIONAL, INC.(b)	1,231,089	1,398,678
75,680	COLFAX CORP.(b)	1,792,096	2,894,003
7,806	COLUMBUS MCKINNON CORP.	211,941	300,063
1,430	COMFORT SYSTEMS U.S.A, INC.	72,885	75,304
5,072	CORECIVIC, INC.	32,724	33,222
148,180	COVANTA HOLDING CORP.	1,133,545	1,945,603
36,380	CPI AEROSTRUCTURES, INC.(b)	88,436	139,372
1,435	CUBIC CORP.	63,497	89,027
728	DELUXE CORP.	21,265	21,258
1,443	DXP ENTERPRISES, INC.(b)	28,742	32,078
1,253	ENCORE WIRE CORP.	58,883	75,894
152,524	ENERPAC TOOL GROUP CORP.	3,358,747	3,448,568
1,434	ESCO TECHNOLOGIES, INC.	116,528	148,017
1,828	EXPONENT, INC.	153,488	164,575
3,216	FEDERAL SIGNAL CORP.	92,803	106,675
560	FORRESTER RESEARCH, INC.(b)	17,882	23,464
1,921	FORWARD AIR CORP.	94,009	147,610
1,145	FOUNDATION BUILDING MATERIALS, INC.(b)	16,762	21,995
2,045	FRANKLIN ELECTRIC CO., INC.	101,427	141,534
69,600	GATES INDUSTRIAL CORP. PLC(b)	957,226	888,096
1,805	GIBRALTAR INDUSTRIES, INC.(b)	84,384	129,852
2,411	GMS, INC.(b)	55,860	73,487
See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
19,000	GORMAN-RUPP (THE) CO.	$ 560,570	616,550
38,431	GRACO, INC.	2,311,195	2,780,483
56,241	GRAHAM CORP.	811,797	853,738
2,495	GRANITE CONSTRUCTION, INC.	44,279	66,641
1,905	GREENBRIER (THE) COS., INC.	41,695	69,304
5,198	H&E EQUIPMENT SERVICES, INC.	69,435	154,952
1,308	HARSCO CORP.(b)	20,364	23,518
4,075	HAWAIIAN HOLDINGS, INC.	55,364	72,128
1,393	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	29,329	40,926
19,600	HEXCEL CORP.	1,157,602	950,404
925	HILLENBRAND, INC.	32,774	36,815
1,731	HUB GROUP, INC., CLASS A(b)	86,321	98,667
39,600	IAA, INC.(b)	1,665,204	2,573,208
2,151	ICF INTERNATIONAL, INC.	152,213	159,884
977	INSTEEL INDUSTRIES, INC.	18,377	21,758
2,477	INTERFACE, INC.	26,026	26,009
86,337	JELD-WEN HOLDING, INC.(b)	1,409,641	2,189,506
1,691	JOHN BEAN TECHNOLOGIES CORP.	137,915	192,554
7,600	KADANT, INC.	672,505	1,071,448
1,476	KAMAN CORP.	58,477	84,324
977	KELLY SERVICES, INC., CLASS A	18,133	20,097
473	KORN FERRY	20,580	20,576
579	LINDSAY CORP.	54,200	74,378
284,533	LSI INDUSTRIES, INC.	1,583,756	2,435,602
1,251	LYDALL, INC.(b)	16,937	37,568
109,236	LYFT, INC., CLASS A(b)	2,997,885	5,366,765
20,766	MASTEC, INC.(b)	1,155,469	1,415,826
1,111	MATSON, INC.	63,304	63,294
2,075	MATTHEWS INTERNATIONAL CORP., CLASS A	39,214	61,005
4,042	MERITOR, INC.(b)	76,835	112,812
21,220	MOOG, INC., CLASS A	1,078,937	1,682,746
3,030	MUELLER INDUSTRIES, INC.	78,800	106,383
643	MYR GROUP, INC.(b)	19,666	38,644
351	NATIONAL PRESTO INDUSTRIES, INC.	30,447	31,039
57,118	NN, INC.(b)	368,294	375,265
10,500	NV5 GLOBAL, INC.(b)	405,950	827,190
1,539	PARK AEROSPACE CORP.	16,372	20,638
140,735	PGT INNOVATIONS, INC.(b)	1,954,781	2,862,550
6,784	PITNEY BOWES, INC.	16,863	41,789
615	POWELL INDUSTRIES, INC.	16,562	18,136
1,421	PROTO LABS, INC.(b)	159,264	217,981
1,688	QUANEX BUILDING PRODUCTS CORP.	22,061	37,423
1,914	RAVEN INDUSTRIES, INC.	39,098	63,334
6,575	RESIDEO TECHNOLOGIES, INC.(b)	74,730	139,785
1,915	RESOURCES CONNECTION, INC.	22,152	24,072
173,867	REV GROUP, INC.	1,963,728	1,531,768
45,750	RUSH ENTERPRISES, INC., CLASS A	1,261,715	1,894,965
55,461	RYDER SYSTEM, INC.	2,918,177	3,425,271
1,392	SAIA, INC.(b)	165,159	251,674
1,075	SEACOR HOLDINGS, INC.(b)	28,849	44,559
62,535	SHYFT GROUP (THE), INC.	1,008,264	1,774,743
2,379	SPX CORP.(b)	95,034	129,751
9,280	SPX FLOW, INC.(b)	279,576	537,869
727	STANDEX INTERNATIONAL CORP.	39,599	56,357
285,200	STEELCASE, INC., CLASS A	3,589,547	3,864,460
3,086	TEAM, INC.(b)	19,078	33,637
530	TENNANT CO.	33,777	37,190
97,863	TEREX CORP.	3,300,507	3,414,440
49,602	TITAN MACHINERY, INC.(b)	725,153	969,719
55,279	TRIMAS CORP.(b)	1,411,070	1,750,686
2,722	TRIUMPH GROUP, INC.	20,706	34,188
75,132	TRUEBLUE, INC.(b)	1,225,183	1,404,217
3,336	UFP INDUSTRIES, INC.	159,029	185,315
835	UNIFIRST CORP.	142,857	176,761
3,524	US ECOLOGY, INC.	118,418	128,027
6,132	VECTRUS, INC.(b)	249,903	304,883
1,394	VIAD CORP.	25,927	50,421
See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
988	VICOR CORP.(b)	$ 72,341	91,113
4,675	WABASH NATIONAL CORP.	47,573	80,550
1,484	WATTS WATER TECHNOLOGIES, INC., CLASS A	117,203	180,603
18,500	WOODWARD, INC.	1,455,405	2,248,305
		62,934,009	81,048,815	17.77%
Information Technology:
10,802	3D SYSTEMS CORP.(b)	56,986	113,205
6,589	8X8, INC.(b)	104,347	227,123
3,058	ADTRAN, INC.	32,282	45,167
2,042	ADVANCED ENERGY INDUSTRIES, INC.(b)	137,503	198,013
679	AGILYSYS, INC.(b)	14,129	26,060
2,350	ALARM.COM HOLDINGS, INC.(b)	135,048	243,107
43,755	ANAPLAN, INC.(b)	2,616,601	3,143,797
15,683	ASTRONOVA, INC.	151,377	167,024
34,644	ASURE SOFTWARE, INC.(b)	246,185	245,972
16,813	AVIAT NETWORKS, INC.(b)	304,989	574,164
76,140	AVNET, INC.	2,567,566	2,673,275
37,818	AXT, INC.(b)	145,896	361,918
1,458	BADGER METER, INC.	92,421	137,139
1,679	BEL FUSE, INC., CLASS B	17,796	25,235
77,753	BELDEN, INC.	2,855,595	3,257,851
2,504	BENCHMARK ELECTRONICS, INC.	50,443	67,633
21,269	BILL.COM HOLDINGS, INC.(b)	1,933,244	2,903,218
930	BOTTOMLINE TECHNOLOGIES DE, INC.(b)	44,754	49,048
3,938	BROOKS AUTOMATION, INC.	172,076	267,193
1,426	CARDTRONICS PLC, CLASS A(b)(d)	29,131	50,338
336,762	CELESTICA, INC.(b)(d)	2,710,015	2,717,669
1,216	CEVA, INC.(b)	44,668	55,328
20,710	COHU, INC.	271,008	790,708
1,959	COMTECH TELECOMMUNICATIONS CORP.	29,694	40,532
1,766	CSG SYSTEMS INTERNATIONAL, INC.	70,000	79,594
2,782	CTS CORP.	58,247	95,506
8,231	DAKTRONICS, INC.	33,876	38,521
3,858	DIEBOLD NIXDORF, INC.(b)	23,906	41,126
1,486	DIGI INTERNATIONAL, INC.(b)	22,009	28,085
2,401	DIODES, INC.(b)	118,436	169,271
36,107	DOLBY LABORATORIES, INC., CLASS A	3,026,025	3,507,073
119,189	DSP GROUP, INC.(b)	1,586,913	1,977,346
2,099	EBIX, INC.	43,890	79,699
31,887	ELASTIC N.V.(b)	3,436,513	4,659,647
720	EPLUS, INC.(b)	48,694	63,324
3,272	EVERTEC, INC.	93,000	128,655
1,883	EXLSERVICE HOLDINGS, INC.(b)	116,337	160,300
8,040	EXTREME NETWORKS, INC.(b)	32,929	55,396
1,961	FABRINET(b)(d)	125,617	152,154
8,092	FARO TECHNOLOGIES, INC.(b)	394,833	571,538
5,507	FORMFACTOR, INC.(b)	131,485	236,911
159,873	FRANKLIN WIRELESS CORP.(b)	758,030	3,757,015
143,401	FREQUENCY ELECTRONICS, INC.(b)	1,341,205	1,550,165
28,981	GUIDEWIRE SOFTWARE, INC.(b)	3,069,061	3,730,724
77,613	HARMONIC, INC.(b)	458,603	573,560
97,061	IDENTIV, INC.(b)	491,985	825,018
1,935	INSIGHT ENTERPRISES, INC.(b)	111,211	147,234
893	ITRON, INC.(b)	69,090	85,639
5,139	KNOWLES CORP.(b)	77,505	94,712
4,811	KULICKE & SOFFA INDUSTRIES, INC.(d)	103,904	153,038
16,967	LIGHTPATH TECHNOLOGIES, INC., CLASS A(b)	49,539	66,511
142,032	LIMELIGHT NETWORKS, INC.(b)	558,810	566,708
2,917	LIVEPERSON, INC.(b)	126,326	181,525
79,983	LIVERAMP HOLDINGS, INC.(b)	4,162,048	5,853,956
1,485	MANTECH INTERNATIONAL CORP., CLASS A	100,992	132,076
2,686	MAXLINEAR, INC.(b)	67,981	102,578
1,980	METHODE ELECTRONICS, INC.	56,960	75,794
189	MICROSTRATEGY, INC., CLASS A(b)	68,083	73,436
7,300	MKS INSTRUMENTS, INC.	737,449	1,098,285
1,840	NEOPHOTONICS CORP.(b)	14,306	16,726
2,361	NETGEAR, INC.(b)	56,551	95,927
See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
3,475	NIC, INC.	$ 83,735	89,759
1,037	ONESPAN, INC.(b)	19,889	21,445
40,310	ONTO INNOVATION, INC.(b)	1,239,772	1,916,740
14,566	OSI SYSTEMS, INC.(b)	1,069,671	1,357,843
903	PDF SOLUTIONS, INC.(b)	17,553	19,505
2,494	PERFICIENT, INC.(b)	80,051	118,839
14,245	PFSWEB, INC.(b)	40,877	95,869
70,315	PHOTRONICS, INC.(b)	754,849	784,715
39,856	PLANTRONICS, INC.	372,143	1,077,308
16,013	PLEXUS CORP.(b)	966,076	1,252,377
2,642	POWER INTEGRATIONS, INC.	158,518	216,274
2,889	PROGRESS SOFTWARE CORP.	106,362	130,554
7,080	RAMBUS, INC.(b)	102,818	123,617
480	ROGERS CORP.(b)	67,600	74,539
64,223	SAILPOINT TECHNOLOGIES HOLDINGS, INC.(b)	2,437,182	3,419,233
1,148	SANMINA CORP.(b)	27,674	36,610
65,846	SCANSOURCE, INC.(b)	2,514,326	1,737,017
741,117	SERVICESOURCE INTERNATIONAL, INC.(b)	1,006,316	1,304,366
1,164	SMART GLOBAL HOLDINGS, INC.(b)	30,796	43,801
1,915	SPS COMMERCE, INC.(b)	143,863	207,950
139,846	STEEL CONNECT, INC.(b)	88,256	110,059
35,245	SUPER MICRO COMPUTER, INC.(b)	708,392	1,115,857
2,048	SYKES ENTERPRISES, INC.(b)	70,529	77,148
17,285	TRANSACT TECHNOLOGIES, INC.(b)	122,723	122,724
1,006	TTEC HOLDINGS, INC.	46,035	73,368
6,274	TTM TECHNOLOGIES, INC.(b)	72,311	86,550
745	ULTRA CLEAN HOLDINGS, INC.(b)	19,154	23,207
202,512	UNISYS CORP.(b)	2,240,402	3,985,436
24,500	VARONIS SYSTEMS, INC.(b)	2,794,246	4,008,445
10,065	VIAVI SOLUTIONS, INC.(b)	120,773	150,723
800	VIRTUSA CORP.(b)	40,287	40,904
9,324	VISHAY PRECISION GROUP, INC.(b)	248,591	293,520
13,951	WIX.COM LTD.(b)(d)	3,611,105	3,487,192
171,920	XPERI HOLDING CORP.	2,413,568	3,593,128
93,583	ZIX CORP.(b)	632,749	807,621
		61,075,295	81,609,733	17.90%
Materials:
1,495	ADVANSIX, INC.(b)	17,055	29,885
8,874	ALLEGHENY TECHNOLOGIES, INC.(b)	81,059	148,817
2,099	AMERICAN VANGUARD CORP.	31,339	32,576
5,643	ARCONIC CORP.(b)	83,038	168,161
42,000	AXALTA COATING SYSTEMS LTD.(b)	641,517	1,199,100
1,760	BALCHEM CORP.	164,751	202,787
1,610	CARPENTER TECHNOLOGY CORP.	41,174	46,883
2,446	CENTURY ALUMINUM CO.(b)	17,115	26,979
612	CLEARWATER PAPER CORP.(b)	20,484	23,103
13,416	CLEVELAND-CLIFFS, INC.	117,306	195,337
4,390	FERRO CORP.(b)	49,722	64,226
1,570	FUTUREFUEL CORP.	18,184	19,939
2,880	GCP APPLIED TECHNOLOGIES, INC.(b)	53,386	68,112
41,133	H.B. FULLER CO.	2,158,526	2,133,980
583	HAWKINS, INC.	25,673	30,497
227	INNOSPEC, INC.	20,598	20,596
1,120	KOPPERS HOLDINGS, INC.(b)	19,868	34,899
1,882	KRATON CORP.(b)	32,648	52,301
8,541	LIVENT CORP.(b)	53,380	160,912
487	MATERION CORP.	27,725	31,032
2,794	MERCER INTERNATIONAL, INC.(d)	20,568	28,639
1,910	MYERS INDUSTRIES, INC.	27,366	39,690
107,011	OLIN CORP.	1,753,670	2,628,190
2,253	OLYMPIC STEEL, INC.	24,280	30,032
77,141	ORION ENGINEERED CARBONS S.A.(d)	629,041	1,322,197
693	QUAKER CHEMICAL CORP.	128,226	175,599
18,300	RELIANCE STEEL & ALUMINUM CO.	1,494,148	2,191,425
73,659	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,787,521	2,961,828
1,154	STEPAN CO.	110,502	137,695
8,610	SUNCOKE ENERGY, INC.	25,724	37,454
See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
7,386	TIMKENSTEEL CORP.(b)	$ 26,484	34,493
59,332	TREDEGAR CORP.	1,047,385	990,844
2,198	TRINSEO S.A.	48,917	112,560
846	US CONCRETE, INC.(b)	19,856	33,815
2,731	WARRIOR MET COAL, INC.	40,792	58,225
		11,859,028	15,472,808	3.39%
Real Estate:
7,710	ACADIA REALTY TRUST	94,002	109,405
3,689	AGREE REALTY CORP.	239,707	245,614
4,425	ALEXANDER & BALDWIN, INC.	53,431	76,022
57,850	ALPINE INCOME PROPERTY TRUST, INC.	925,018	867,172
4,968	AMERICAN ASSETS TRUST, INC.	129,822	143,476
3,015	ARMADA HOFFLER PROPERTIES, INC.	28,885	33,828
70,406	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	527,145	892,044
9,103	BRANDYWINE REALTY TRUST	93,265	108,417
4,965	CARETRUST REIT, INC.	86,221	110,124
3,809	CHATHAM LODGING TRUST	23,679	41,137
1,777	CTO REALTY GROWTH, INC.	71,533	74,918
148,995	DIAMONDROCK HOSPITALITY CO.	897,728	1,229,209
7,840	DIVERSIFIED HEALTHCARE TRUST	32,003	32,301
53,303	EQUITY COMMONWEALTH	1,575,914	1,454,106
3,841	ESSENTIAL PROPERTIES REALTY TRUST, INC.	69,521	81,429
3,754	FOUR CORNERS PROPERTY TRUST, INC.	86,702	111,757
4,241	GEO GROUP (THE), INC.	37,602	37,575
1,826	GETTY REALTY CORP.	52,146	50,288
57,452	GLOBAL MEDICAL REIT, INC.	579,899	750,323
3,298	HERSHA HOSPITALITY TRUST	18,358	26,021
133,000	INDEPENDENCE REALTY TRUST, INC.	1,271,418	1,786,190
3,481	INDUSTRIAL LOGISTICS PROPERTIES TRUST	71,070	81,072
663	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	121,422	121,415
54,469	ISTAR, INC.	522,604	808,865
41,938	KITE REALTY GROUP TRUST	467,821	627,392
16,096	LEXINGTON REALTY TRUST	169,420	170,940
4,469	MACK-CALI REALTY CORP.	57,409	55,684
891	MARCUS & MILLICHAP, INC.(b)	25,083	33,172
3,311	NATIONAL STORAGE AFFILIATES TRUST	94,043	119,295
24,973	NEXPOINT RESIDENTIAL TRUST, INC.	653,584	1,056,608
39,335	PLYMOUTH INDUSTRIAL REIT, INC.	501,117	590,025
34,628	POSTAL REALTY TRUST, INC., CLASS A	444,259	584,521
968	RE/MAX HOLDINGS, INC., CLASS A	30,056	35,167
75,443	REALOGY HOLDINGS CORP.(b)	1,873,483	989,812
39,750	REDFIN CORP.(b)	1,863,825	2,728,042
6,031	RETAIL OPPORTUNITY INVESTMENTS CORP.	65,628	80,755
12,377	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	84,751	105,947
4,749	RPT REALTY	30,317	41,079
716	SAFEHOLD, INC.	40,289	51,903
690	SAUL CENTERS, INC.	20,472	21,859
7,941	SITE CENTERS CORP.	59,761	80,363
1,667	ST. JOE (THE) CO.	31,303	70,764
67,215	STRATUS PROPERTIES, INC.(b)	1,777,879	1,713,982
3,340	SUMMIT HOTEL PROPERTIES, INC.	18,266	30,093
7,677	TANGER FACTORY OUTLET CENTERS, INC.(c)	48,409	76,463
39,401	UMH PROPERTIES, INC.	459,654	583,529
10,364	UNITI GROUP, INC.	96,701	121,570
321	UNIVERSAL HEALTH REALTY INCOME TRUST	20,634	20,631
3,979	URSTADT BIDDLE PROPERTIES, INC., CLASS A	37,490	56,223
2,744	WASHINGTON REAL ESTATE INVESTMENT TRUST	58,175	59,353
4,519	WHITESTONE REIT	29,258	36,016
7,444	XENIA HOTELS & RESORTS, INC.	66,151	113,149
		16,734,333	19,527,045	4.28%
Utilities:
1,970	AMERICAN STATES WATER CO.	152,237	156,635
5,095	AVISTA CORP.	180,419	204,513
2,207	CALIFORNIA WATER SERVICE GROUP	111,140	119,244
844	CHESAPEAKE UTILITIES CORP.	74,972	91,329
2,025	NORTHWEST NATURAL HOLDING CO.	93,857	93,130
181,666	PURE CYCLE CORP.(b)	1,352,320	2,040,109
See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
1,442	SOUTH JERSEY INDUSTRIES, INC.	$ 33,896	31,075
		1,998,841	2,736,035	0.60%
	Sub-total Common Stocks:	343,778,450	433,889,322	95.15%
Convertible Preferred Stocks:
Real Estate:
17,923	WHEELER REAL ESTATE INVESTMENT TRUST, INC.(b)	179,170	232,999
17,641	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(b)(e)	220,408	318,420
		399,578	551,419	0.12%
	Sub-total Convertible Preferred Stocks:	399,578	551,419	0.12%
Investment Companies:
Financials:
83,500	SPDR S&P REGIONAL BANKING ETF(c)	4,022,171	4,337,825
10,313	VANECK VECTORS OIL SERVICES ETF	1,369,995	1,588,202
		5,392,166	5,926,027	1.30%
	Sub-total Investment Companies:	5,392,166	5,926,027	1.30%
Master Limited Partnerships:
Industrials:
63,355	STEEL PARTNERS HOLDINGS L.P.(b)	698,582	681,066
		698,582	681,066	0.15%
	Sub-total Master Limited Partnerships:	698,582	681,066	0.15%
Preferred Stocks:
Industrials:
165,427	STEEL PARTNERS HOLDINGS L.P.	2,690,870	3,275,454
		2,690,870	3,275,454	0.72%
	Sub-total Preferred Stocks:	2,690,870	3,275,454	0.72%
Rights:
Communication Services:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(f)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(f)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
5,461,693	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(g)	5,461,693	5,461,693
16,222,989	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.02%(h)	16,222,989	16,222,989
	Sub-total Short-Term Investments:	21,684,682	21,684,682	4.76%
	Grand total	$ 374,644,528	466,007,970	102.20%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Security is either wholly or partially on loan.
(d)	Foreign security values are stated in U.S. dollars. As of December 31, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.46% of net assets.
(e)	For step bonds, the coupon rate disclosed is the current rate in effect.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $9,691,925 with net purchases of $6,531,064 during the fiscal year ended December 31, 2020.
See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
December 31, 2020
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
171,824	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$ 1,701,436	2,185,601
54,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			739,165	821,911
17,900	BLACKROCK MUNIENHANCED FUND INC			188,128	214,442
58,171	BLACKROCK MUNIHOLDINGS FUND II INC			822,153	877,800
91,327	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,010,095	1,285,884
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	677,277
83,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,060,120	1,146,286
74,300	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			956,132	982,246
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	790,678
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,301,448
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	771,364
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,427,302
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,711,920
42,549	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			298,824	334,861
177,634	DWS MUNICIPAL INCOME TRUST			2,001,406	2,065,883
182,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			2,023,491	2,066,268
149,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,829,532	1,915,372
101,614	INVESCO MUNICIPAL TRUST			1,260,657	1,302,692
144,886	INVESCO QUALITY MUNICIPAL INCOME TRUST			1,745,440	1,889,313
65,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			834,173	860,935
24,934	INVESCO VALUE MUNICIPAL INCOME TRUST			327,100	390,217
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,220,326	1,400,023
300,875	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,065,667	4,543,213
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	235,614
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	763,712
234,784	NUVEEN QUALITY MUNICIPAL INCOME FUND			3,323,368	3,608,630
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	383,320
	Sub-total Closed-End Funds:			33,744,592	36,954,212	5.99%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	513,460
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,010,414	1,034,450
				1,510,414	1,547,910	0.25%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	17,500
				350,000	17,500	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,237,828	1,276,288
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,540	1,280,288
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(b)	7/15/2038	5.75	519,148	575,880
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	984,140
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	722,180	757,813
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	556,892	553,542
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	836,351	850,816
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	915,439	1,018,439
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	520,256	557,095
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,002,350
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	986,785	1,101,480
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	9/1/2045	5.00	1,044,368	1,071,940
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,508,425	2,626,150
700,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	700,000	731,031
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	8,015	10,123
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2035	5.38	1,443,152	1,484,244
See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2037	4.75	$ 737,381	763,080
815,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	815,000	855,285
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	499,130	501,215
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	502,433	539,525
				17,790,323	18,540,724	3.01%
Arkansas
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	528,821	546,357
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	973,274	1,049,470
				1,502,095	1,595,827	0.26%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	1,867,527	2,736,246
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,009,582	1,130,880
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	671,389	1,300,380
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	500,812	514,490
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,490,504	1,934,370
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	769,943	824,640
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(d)	8/1/2031	0.00	963,112	1,386,800
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(d)	8/1/2035	0.00	966,832	1,261,930
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,712	1,556,271
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,913	753,113
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	900,052	1,491,450
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(d)	8/1/2035	0.00	1,113,827	1,658,488
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	628,393	705,552
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,345,237	1,874,325
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,253,456	3,885,000
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,717	1,421,440
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,006,618	1,285,830
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,380	907,200
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(d)	8/1/2038	0.00	1,920,853	2,949,500
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	997,109	1,300,500
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(d)	8/1/2038	0.00	729,134	850,387
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,009,153	1,160,880
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,569,757	1,721,475
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	0.72	350,000	312,155
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	506,120
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,495,684	1,600,890
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,020,022	1,088,320
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	501,375	512,020
2,185,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,183,518	2,720,395
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,484,888	1,600,620
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	717,977	1,116,850
1,250,000	TUSTIN CA UNIF SCH DIST	8/1/2028	6.00	1,244,591	1,291,437
				35,805,067	45,359,954	7.35%
See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	$ 500,000	528,860
1,000,000	AEROTROPOLIS REGL TRANPRTN AUTH CO SPL REVENUE	12/1/2051	5.00	1,014,320	1,044,610
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,016,321	1,018,250
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	750,000	796,665
1,000,000	BROADWAY STATION MET DIST #3 CO	12/1/2049	5.00	1,022,892	1,060,210
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,604	686,160
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,258	1,003,830
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	9/1/2046	5.00	1,001,933	1,011,610
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,306,149	1,441,787
1,000,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2050	4.00	1,052,106	1,114,200
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	989,980	1,068,860
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	780,137	788,123
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(b)	12/1/2039	5.50	1,000,000	1,061,600
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	789,547
1,000,000	DENVER CO URBAN RENEWAL AUTH TAX INCR REVENUE(b)	12/1/2039	5.25	985,789	1,062,980
1,000,000	DIATC MET DIST CO(b)	12/1/2049	5.00	1,058,485	1,050,720
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,021,880
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,065,460
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	516,376	526,670
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	525,962	531,040
500,000	JOHNSTOWN VLG MET DIST #2 CO	12/1/2050	5.00	503,938	519,125
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	595,447
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	415,805
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	766,000	779,738
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,562	1,030,700
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	791,025	779,655
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	583,045
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
1,000,000	PAINTED PRAIRIE PUB IMPT AUTH CO	12/1/2039	5.00	1,032,430	1,076,650
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,623	516,250
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,031,720
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	528,885
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,053,232	1,043,190
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	521,910
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,050,603	1,049,530
700,000	VAUXMONT MET DIST CO	12/15/2050	3.25	700,000	753,011
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,076,378	1,109,830
				30,127,288	31,051,553	5.03%
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	500,000	506,450
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	513,738	535,760
545,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	545,000	605,855
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	541,945
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,052,125	2,082,360
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,058,600
See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Connecticut (Cont'd):
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	$ 595,923	37,921
				9,721,786	9,368,891	1.52%
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	509,115
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,033,110
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,032,710
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	619,022	675,155
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,095,952	1,269,362
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,155,890
				5,214,974	5,675,342	0.92%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,057,144	1,104,110
395,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	395,000	422,488
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	988,285	1,114,390
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	564,945
185,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	185,000	207,379
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,431,184
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	471,945
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	12/1/2035	6.75	1,745,953	700,000
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	7/1/2037	6.75	750,000	300,000
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(b)	8/1/2027	5.00	750,000	688,680
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(b)	8/1/2032	5.38	750,000	657,083
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(b)	12/1/2043	5.25	513,645	536,725
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	713,808	779,608
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,797	759,795
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2026	7.25	750,000	580,313
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2044	8.13	1,913,765	1,354,063
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,009,149	1,128,050
835,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	835,000	911,653
715,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	715,000	791,047
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,292,396	1,319,922
1,000,000	FLORIDA ST DEPT OF EDU CMNTY CLG CAPITAL IMPT REVENUE	7/1/2030	4.38	1,005,042	1,013,060
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/15/2035	6.00	1,000,739	1,132,390
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	948,708	981,704
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,038,824	2,225,160
620,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	620,000	665,384
485,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	485,000	497,780
1,610,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	1,610,000	1,779,066
945,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	945,000	1,015,346
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	1,044,550
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,736	695,266
See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	$ 800,000	921,088
1,000,000	HOLLYWOOD BEACH FL CMNTY DEV DIST REVENUE	10/1/2045	4.00	1,104,646	1,148,900
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,380	763,669
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,714	249,982
1,500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,490,011	1,534,665
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	749,987
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,137,440
1,300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,300,000	1,418,443
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,025	818,610
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,878	833,708
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	765,100
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,122,850
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,597	596,408
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	1,036,640
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	656,252
470,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	463,319	505,762
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	1,436,517	1,496,619
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	473,965
315,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	315,000	326,803
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	505,814	527,460
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	45,000
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	744,969	777,711
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	525,441	549,110
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	135,487
300,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	300,000	327,894
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,134,616
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	551,350
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,405,100	1,525,524
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	508,390	566,100
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,027,347	1,103,010
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	772,237	846,360
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,056,971	1,091,600
440,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	440,000	471,055
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	544,660
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,284,990	1,298,220
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,033,623	1,089,090
1,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	1,785,478	1,966,734
See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2055	5.00	$ 512,697	529,130
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,280	518,815
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,872	518,915
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	549,886	590,045
710,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	703,534	771,706
560,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	558,148	578,687
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	2,014,919	2,049,055
495,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	486,307	505,365
160,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	157,214	177,226
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	85,523
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,138,249	1,227,204
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	549,540
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	50,581	41,176
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(d)	5/1/2040	0.00	176,278	171,859
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	87,948	82,931
1,490,000	TOLOMATO FL CDD	5/1/2040	3.75	1,434,307	1,693,087
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	785,897
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	389,491	401,120
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,730	565,100
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,676,340
1,125,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,118,619	1,217,869
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,003
85,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	84,379	86,092
735,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	731,312	795,351
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,316	1,024,760
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,498	804,548
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	154,411
				74,082,442	75,586,715	12.25%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	507,366	546,930
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	500,000	500,000
1,350,000	COBB CNTY GA DEV AUTH(b)	12/1/2039	5.00	1,416,564	1,380,119
745,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	649,560	745,611
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,617,810
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,035,860
925,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	925,000	1,014,170
370,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	370,000	392,385
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,673,650
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,001,980	1,031,830
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,939,756	2,009,455
See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	$ 895,000	963,834
1,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	1,505,981	1,675,425
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,882,143
				19,461,207	20,469,222	3.32%
Idaho
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	570,000	484,745
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	743,981	636,653
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,035,700	850,040
				2,349,681	1,971,438	0.32%
Illinois
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,188,637	1,310,772
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,540,250	1,745,203
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,259,315	1,348,550
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,025,833	1,182,200
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,042,457	1,114,510
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,739	1,083,330
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,063,463	1,093,310
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	771,127	840,742
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	95,550
500,000	DECATUR IL	3/1/2034	5.00	507,285	563,100
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,494,288	1,662,570
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	534,265
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,120,940
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	678,738	718,666
600,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	6.13	600,000	601,524
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,148	538,375
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	763,697	820,425
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,351	522,190
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,411,017	1,378,689
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,570,740	1,581,510
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	1,000,000	1,068,570
650,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	650,000	714,961
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,063,872	1,163,330
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,554,492	1,680,900
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	515,342	573,300
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,012,305	1,152,210
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,000,000	1,000,000
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,098,629	1,159,628
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	517,194	561,220
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	518,950	526,460
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	751,365
375,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	375,000	217,500
385,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	383,594	389,712
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,667	793,530
465,000	UPPER IL RIVER VLY DEV AUTH(b)	1/1/2045	5.00	493,653	485,014
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	361,597	412,439
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	315,656	360,947
				32,436,707	33,187,507	5.38%
Indiana
216,724	CARMEL IN REVENUE(c)	11/15/2022	6.00	220,448	5,269
307,411	CARMEL IN REVENUE(c)	11/15/2027	7.00	299,835	7,473
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	493,535	500,710
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,081,140
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	494,746	511,775
See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Indiana (Cont'd):
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	$ 989,213	1,071,650
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,011,247	1,055,370
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	518,315	539,110
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	988,180	1,083,340
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,026,867	1,089,750
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,542,945
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	622,704
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,506	667,170
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,005,671	1,115,150
				10,754,833	10,893,556	1.77%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,606,237	1,622,775
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	517,370	539,415
				2,123,607	2,162,190	0.35%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,029,013	1,205,580
700,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	710,281	712,040
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	929,486	882,556
				2,668,780	2,800,176	0.45%
Kentucky
475,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	470,401	498,921
				470,401	498,921	0.08%
Louisiana
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,006,730	1,103,060
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	680,482	687,746
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,010,440	1,092,580
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	792,449
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,061,052	1,004,800
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	655,794
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	1,000,000	1,026,920
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	750,000	788,467
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	525,004	573,213
385,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	0.85	385,000	377,774
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	756,498	792,817
				8,475,206	8,895,620	1.44%
Maine
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,074,890
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,092,310
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,598,655
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	543,805
				4,000,000	4,309,660	0.70%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	508,595
See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Maryland (Cont'd):
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	$ 1,222,217	1,451,362
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	503,890
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	902,220
				3,112,217	3,366,067	0.55%
Massachusetts
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	742,084	750,729
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,516,025	1,648,785
250,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	250,000	251,617
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	1,515,345	1,587,675
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,445,004	1,543,845
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	752,640
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	751,065
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,065,100
2,735,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,735,000	2,815,710
1,860,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,860,000	2,034,580
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2063	2.80	500,000	511,035
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,275
				13,463,458	14,214,056	2.30%
Michigan
190,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	178,932	190,374
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	531,219	545,105
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,134	794,408
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	517,589	530,060
860,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	860,000	932,025
1,850,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2035	4.10	1,850,000	2,017,184
600,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2042	3.75	600,000	650,940
1,650,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2043	4.00	1,650,000	1,829,520
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,328,459	2,405,385
635,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2038	4.13	635,000	667,842
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	1,003,149	1,097,680
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	1,000,000	1,051,240
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,873,814	5,108,850
420,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	420,000	420,949
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	770,809	851,648
330,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	327,845	344,312
				18,292,950	19,437,522	3.15%
Minnesota
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	978,626	679,470
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	1,037,740
2,500,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	2,367,826	2,549,575
				4,326,452	4,266,785	0.69%
See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Mississippi
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	$ 1,000,000	1,060,720
				1,000,000	1,060,720	0.17%
Missouri
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)(c)(f)	11/15/2036	5.75	1,300,000	455,650
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,016,173	1,097,190
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	908,969	1,109,580
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,075,504	2,098,460
825,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	825,000	900,892
475,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	475,000	506,920
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	755,345	773,895
				7,355,991	6,942,587	1.13%
Montana
850,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	850,000	878,790
485,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	485,000	521,661
985,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	985,000	1,105,239
865,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	865,000	962,044
765,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	766,524	829,994
				3,951,524	4,297,728	0.70%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
700,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	700,000	746,074
				860,000	752,714	0.12%
Nevada
765,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	765,000	804,635
825,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	825,000	883,014
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2027	4.00	495,426	538,532
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,874	557,419
				2,591,300	2,783,600	0.45%
New Hampshire
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,016,780
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,638,420
125,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	125,000	125,425
				2,625,000	2,780,625	0.45%
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	775,815	904,687
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	532,581	586,800
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	791,411	842,573
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,493,123	2,609,600
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,301	1,040,640
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,048,520
3,225,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,225,000	3,622,417
955,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	957,377	1,053,212
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	526,541	562,465
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	506,520	568,865
See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	$ 704,272	817,110
				12,500,941	13,656,889	2.21%
New Mexico
560,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	560,000	571,015
760,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	760,000	776,887
1,490,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,490,000	1,638,583
760,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	760,000	803,525
695,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	695,000	760,483
980,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	981,742	1,078,539
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	990,000	1,062,042
935,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	935,000	1,031,866
550,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	551,264	581,059
				7,723,006	8,303,999	1.35%
New York
1,000,000	BUFFALO & ERIE CNTY NY INDL LAND DEV CORP REVENUE	11/1/2040	4.00	1,041,362	1,074,270
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	752,391	803,310
750,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	672,431	795,803
1,250,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2050	5.00	1,333,565	1,358,838
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,022,590
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,058,910
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,355	650,520
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,141,150
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,053,740
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,082,840
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2055	3.00	1,000,000	1,030,340
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	2,018,080
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,071,328	2,211,260
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,095,880
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,088,790
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,087,140
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,596,945
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	531,135
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,089,240
930,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	930,000	1,000,940
435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	435,000	443,891
45,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2043	4.20	45,000	46,141
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,465,000	1,584,764
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	2,000,000	2,129,440
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,522,335
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,244,974	1,429,650
550,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	559,720	577,170
				33,490,876	35,525,112	5.76%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,786,277
500,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	494,798	510,160
See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
North Carolina (Cont'd):
955,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	$ 965,163	1,054,387
915,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	915,000	1,007,223
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,081,229	1,144,700
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,477	652,566
				5,802,667	6,155,313	1.00%
North Dakota
1,110,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	1,110,000	1,181,984
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	1,000,000	1,019,510
				2,110,000	2,201,494	0.36%
Ohio
750,000	BUTLER CNTY OH PORT AUTH PUBLIC INFRASTRUCTURE REVENUE	12/1/2041	5.00	750,000	751,732
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,593,126	1,663,590
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	501,004	520,605
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	898,220
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,043,597	2,103,260
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(f)	12/1/2037	6.50	750,000	262,500
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	494,458	511,455
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,545,331	1,681,665
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,038,770	1,968,880
755,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	681,610	805,389
1,095,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	1,095,000	1,192,991
1,215,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	1,215,000	1,299,054
890,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	890,000	952,069
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,034,885	1,041,400
				15,632,781	15,652,810	2.54%
Oklahoma
970,000	FORT SILL APACHE TRIBE OK ECON DEV AUTH GAMING ENTERPRISE REVENUE(b)	8/25/2026	8.50	970,000	1,020,071
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,214,406	2,250,840
				3,184,406	3,270,911	0.53%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	1,074,970
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	502,105	537,230
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,016,655	1,058,430
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	509,124	522,060
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,112,320
460,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	460,000	510,789
745,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	745,000	775,858
1,200,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,200,000	1,294,932
2,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2024	4.00	2,000,000	2,007,140
1,240,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,256,354	1,283,400
See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Oregon (Cont'd):
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	$ 964,729	1,026,900
				11,624,817	12,204,029	1.98%
Pennsylvania
480,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	480,000	481,483
375,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	0.86	375,000	354,394
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REVENUE	6/1/2039	4.00	647,044	749,190
400,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	399,635	404,848
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	521,931	585,495
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,262,650	1,452,087
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,700,238
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,036,922	1,155,740
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	0.81	500,000	442,410
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,950,330
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	539,783
280,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	280,000	303,114
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,067,990
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(d)	12/1/2037	0.00	1,435,255	1,691,700
200,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	200,000	212,720
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,387	836,460
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	777,083	789,353
				13,725,907	14,717,335	2.39%
Puerto Rico
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,570,110
				1,500,000	1,570,110	0.25%
Rhode Island
665,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	662,789	669,243
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	776,250
1,250,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	1,238,284	1,329,687
				2,651,073	2,775,180	0.45%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,393	699,998
115,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	114,197	115,039
1,250,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,250,000	1,330,162
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	688,385	681,878
1,250,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP FACS REVENUE	12/1/2044	4.00	1,297,685	1,449,825
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,029,993	1,132,640
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,431,915	1,623,216
				6,459,568	7,032,758	1.14%
See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
South Dakota
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	$ 499,500	501,095
				499,500	501,095	0.08%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(f)	6/1/2027	6.50	1,000,000	300,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	646,926
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,090	1,369,507
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,965	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,562
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	-	1
635,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	638,160	660,470
960,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	960,000	1,057,824
900,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	900,000	994,419
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	2,012,806	2,250,400
970,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	970,000	1,048,551
1,905,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,905,000	2,114,379
475,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	475,000	508,958
				11,494,883	10,953,372	1.78%
Texas
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	501,384	503,900
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	687,082	734,747
815,000	BEXAR CNTY TX HSG FIN CORP(h)	2/1/2035	3.75	815,000	847,518
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,033,303	2,110,760
675,000	BRAZORIA CNTY TX MUNI UTILITYDIST #28	9/1/2032	4.00	687,102	684,774
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,004,003	989,180
1,000,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2045	4.00	1,095,815	1,139,080
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	646,921	687,944
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,004,167	1,119,260
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,394,409	1,399,761
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,575,104	1,567,965
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,031,123	1,172,990
1,000,000	FORT BEND CNTY TX MUNI UTILITY DIST #23	9/1/2033	4.00	1,017,796	1,013,740
610,000	FORT BEND CNTY TX MUNI UTILITY DIST #50	9/1/2029	4.00	620,856	621,072
800,000	GILMER TX ECON DEV CORP SALES TAX REVENUE	7/15/2030	5.00	816,151	817,528
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,290,711	1,765,125
560,000	HARRIS CNTY TX MUNI UTILITY DIST #400	9/1/2033	4.00	569,969	567,694
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,012,369	1,143,400
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,511,799	1,630,020
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	746,133	776,992
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,044,765	1,047,840
See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	$ 273,000	219,457
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,961	1,188,580
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,005,718	1,060,470
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	758,554	789,682
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	507,392	523,245
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,146,399	1,128,391
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2036	5.00	751,219	757,718
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,001,013	1,015,720
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2049	5.00	692,380	698,207
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)	12/1/2025	10.00	1,000,000	1,004,710
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	631,986	589,653
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,125,755	1,185,074
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,722	819,427
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,033,514	1,094,370
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,030,379	1,091,740
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(c)	11/15/2022	5.50	1,000,000	600,000
570,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	570,000	570,958
950,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	971,230	1,061,321
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,042,306	2,194,420
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,016,239	1,107,940
				39,408,729	41,042,373	6.65%
Utah
75,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	75,000	75,163
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,622,239	1,815,060
				1,697,239	1,890,223	0.31%
Vermont
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,594	729,144
915,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	906,826	952,762
				1,584,420	1,681,906	0.27%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,375
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	161,175	23,738
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	373,598	177,986
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,049,840
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	1,018,110
2,005,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	1,995,250	2,083,115
				5,030,023	4,854,164	0.79%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	686,852	792,036
See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
445,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	$ 445,000	450,923
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,468,211	1,608,015
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,039,763	1,086,090
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,042,401	1,088,370
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	775,726	884,099
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	507,727	558,735
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	984,289	1,105,160
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,495,944	1,580,730
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,603,440
530,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2025	6.00	532,049	575,882
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2031	5.00	1,001,248	1,083,740
750,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2031	5.00	787,065	808,432
675,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2035	5.75	675,000	709,263
600,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2036	5.00	626,928	625,698
500,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2038	5.00	536,073	552,420
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2044	5.00	1,081,303	1,081,780
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2048	5.00	1,087,885	1,025,090
				16,273,464	17,219,903	2.79%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,620,255
				1,500,000	1,620,255	0.26%
Wisconsin
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(b)	6/1/2046	8.25	1,532,273	1,558,290
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2046	0.00	1,267	453
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2047	0.00	1,360	482
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2048	0.00	1,299	466
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2049	0.00	1,257	452
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2050	0.00	1,207	427
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2051	0.00	1,279	454
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)(f)(i)	7/1/2051	3.75	443,916	293,768
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2052	0.00	1,271	445
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2053	0.00	1,225	431
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2054	0.00	1,187	415
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2055	0.00	1,144	400
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2056	0.00	1,103	387
100,837	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(f)	7/1/2056	5.50	100,665	75,483
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2057	0.00	1,872	378
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2058	0.00	1,040	363
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2059	0.00	1,010	353
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2060	0.00	982	338
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2061	0.00	950	324
See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2062	0.00	$ 923	313
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2063	0.00	892	301
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2064	0.00	869	293
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2065	0.00	847	280
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2066	0.00	827	265
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2067	0.00	9,980	3,180
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	526,158	546,239
445,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	446,684	474,361
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	11/1/2028	6.25	1,250,000	1,346,862
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	624,798
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	989,462	870,990
341,000	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	374,357	53,529
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	524,026	515,340
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(f)	12/1/2048	5.50	13,694	6,847
905,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	903,402	942,015
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	538,368	534,185
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,369,393	1,486,758
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	730,878	753,627
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	510,878	523,165
1,840,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,878,486	1,953,767
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,428,658	1,458,968
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	673,088	684,047
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,472,754	1,564,200
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	540,705
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,080,840
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,003,526	1,096,900
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,636,005
				20,344,457	20,632,889	3.35%
Wyoming
335,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	335,000	355,874
1,615,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,615,000	1,671,153
				1,950,000	2,027,027	0.33%
	Sub-total Municipal Bonds:			532,612,460	559,324,257	90.68%
Short-Term Investments:
14,385,751	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.02%(j)			14,385,751	14,385,751
	Sub-total Short-Term Investments:			14,385,751	14,385,751	2.33%
	Grand total			$ 580,742,803	610,664,220	99.00%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Variable rate security. Rate as of December 31, 2020 is disclosed.
See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
(f)	Restricted security that has been deemed illiquid. At December 31, 2020, the value of these restricted illiquid securities amounted to $4,339,824 or 0.70% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/36	12/18/15	1,300,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 1/1/46-1/1/67	3/26/18-8/26/20	49-443,916
PUBLIC FIN AUTH WI REVENUE, 5.50%, 12/1/48	3/26/19	13,694

(g)	Zero coupon bond.
(h)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(i)	These securities are remarketed by an agent and the rate at which these securities are set is determined by general market conditions and supply and demand.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $22,581,520 with net sales of $8,195,769 during the fiscal year ended December 31, 2020.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	13.18%
Illinois	8.29
California	7.91
Texas	7.15
New York	6.19
Colorado	5.41
Wisconsin	3.60
Georgia	3.57
Michigan	3.39
Arizona	3.23
Other	38.08
100.00%

See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2020
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
6,791	GLOBANT S.A.(b)	$ 656,623	1,477,790
6,860	MERCADOLIBRE, INC.(b)	4,372,901	11,492,009
		5,029,524	12,969,799	1.50%
Australia:
275,180	ADAIRS LTD.	331,893	700,095
102,780	ALLIANCE AVIATION SERVICES LTD.(b)	167,434	304,275
89,441	APA GROUP	554,557	665,411
72,400	APPEN LTD.	1,177,023	1,378,116
5,412	ARISTOCRAT LEISURE LTD.	111,219	129,344
2,792	ASX LTD.	61,614	154,980
19,807	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	188,757	346,634
195,700	AVENTUS GROUP	351,688	413,397
250,708	BEACH ENERGY LTD.	466,720	348,876
179,910	BGP HOLDINGS PLC(b)(c)	-	-
10,935	BHP GROUP LTD.	182,389	357,699
37,600	BLUESCOPE STEEL LTD.	301,071	506,705
17,400	BRAMBLES LTD.	64,294	142,194
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	238,715
971	COCHLEAR LTD.	35,893	141,484
19,339	COLES GROUP LTD.	154,507	270,457
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	706,268
42,926	CSL LTD.	2,884,375	9,371,503
14,184	DEXUS	62,970	102,790
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,755,397
22,072	GOODMAN GROUP	76,819	321,780
35,107	GPT GROUP (THE)	96,585	121,796
46,448	INSURANCE AUSTRALIA GROUP LTD.	119,637	168,303
10,015	LENDLEASE CORP. LTD.	61,130	101,146
7,819	MACQUARIE GROUP LTD.	175,414	834,766
25,670	MINERAL RESOURCES LTD.	246,214	741,146
573,700	MOUNT GIBSON IRON LTD.	260,031	406,911
365,120	NANOSONICS LTD.(b)	1,580,324	2,260,359
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	780,084
7,157	NEWCREST MINING LTD.	59,115	142,246
172,543	NRW HOLDINGS LTD.	346,544	388,424
299,682	NUIX LTD.(b)	1,193,135	1,906,079
151,303	ORIGIN ENERGY LTD.	535,873	555,240
256,036	QANTAS AIRWAYS LTD.(b)	746,678	957,346
2,805	RAMSAY HEALTH CARE LTD.	60,296	134,465
169,500	REGIS RESOURCES LTD.	501,445	488,728
18,171	RIO TINTO LTD.	570,958	1,594,637
321,800	RURAL FUNDS GROUP	463,060	640,077
173,937	SANTOS LTD.	509,938	840,787
186,510	SCENTRE GROUP	296,462	399,736
22,739	SEEK LTD.	233,310	500,149
102,600	SMARTGROUP CORP. LTD.	452,529	540,249
39,820	SONIC HEALTHCARE LTD.	470,951	986,980
57,859	SOUTH32 LTD.	37,235	110,178
33,184	STOCKLAND	95,300	106,938
75,800	SUPER RETAIL GROUP LTD.	517,213	615,352
11,916	SYDNEY AIRPORT(b)	40,965	58,886
30,856	TABCORP HOLDINGS LTD.	79,836	92,775
13,099	TRANSURBAN GROUP	36,728	137,948
12,261	TREASURY WINE ESTATES LTD.	49,081	88,855
1,320	WESFARMERS LTD.	31,901	51,290
38,203	WESTPAC BANKING CORP.	452,674	570,497
365,833	ZIP CO. LTD.(b)(d)	1,035,422	1,491,986
		19,762,580	37,170,479	4.28%
Austria:
15,700	BAWAG GROUP A.G.(b)(e)	600,064	728,836
1,821	ERSTE GROUP BANK A.G.(b)	28,050	55,482
93	IMMOFINANZ A.G.(b)	-	1,928
32,264	RAIFFEISEN BANK INTERNATIONAL A.G.(b)	563,262	657,447
313	STRABAG S.E. (BEARER)	5,505	10,879
57,900	TELEKOM AUSTRIA A.G.	422,512	447,743
631	UBM DEVELOPMENT A.G.	28,973	27,597
See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	$ 595,919	553,793
23,500	WIENERBERGER A.G.	561,499	748,725
		2,805,784	3,232,430	0.37%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	398,125
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	704,333
19,000	BPOST S.A.(b)	195,697	197,064
3,446	GALAPAGOS N.V.(b)	387,990	338,805
42,970	GROUPE BRUXELLES LAMBERT S.A.	3,752,289	4,331,830
4,347	KBC GROUP N.V.(b)	101,356	304,186
21,394	ONTEX GROUP N.V.(b)	501,601	287,496
9,969	TELENET GROUP HOLDING N.V.	411,318	427,226
1,080	UCB S.A.	30,239	111,462
1,502	UMICORE S.A.	44,422	72,094
66,839	UNIFIEDPOST GROUP S.A.(b)	1,565,637	2,041,347
		7,394,005	9,213,968	1.06%
Brazil:
129,000	CAMIL ALIMENTOS S.A.	274,164	274,928
983,793	EMPREENDIMENTOS PAGUE MENOS S/A(b)	1,628,036	1,708,408
261,600	GRUPO SBF S.A.(b)	1,440,655	1,496,814
261,793	TELEFONICA BRASIL S.A. ADR(f)	3,275,608	2,316,868
		6,618,463	5,797,018	0.67%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	142,666
12,428	ALIMENTATION COUCHE-TARD, INC., CLASS B	223,779	423,542
78,700	B2GOLD CORP.	426,606	440,829
785	BANK OF MONTREAL	34,168	59,684
2,936	BANK OF NOVA SCOTIA (THE)	67,574	158,690
40,918	BARRICK GOLD CORP.	384,639	932,219
27,148	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	174,133	1,122,262
11,000	BRP, INC. (SUB VOTING)	430,510	726,679
99,782	CAE, INC.	2,116,944	2,764,798
14,528	CANADIAN IMPERIAL BANK OF COMMERCE	674,491	1,240,855
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,758,347
21,450	CANADIAN PACIFIC RAILWAY LTD.	2,829,484	7,436,500
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	1,250,811
5,809	CANADIAN TIRE CORP. LTD., CLASS A	625,049	763,626
10,300	CARGOJET, INC.	764,310	1,738,353
35,300	CASCADES, INC.	347,472	403,500
45,100	CENTERRA GOLD, INC.	366,388	522,252
6,978	CGI, INC.(b)	55,128	553,624
52,600	COMINAR REAL ESTATE INVESTMENT TRUST	431,053	335,129
167	CONSTELLATION SOFTWARE, INC.	49,226	216,857
112,500	CORUS ENTERTAINMENT, INC., CLASS B	343,872	378,270
34,700	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,469,024	2,029,551
20,569	DOCEBO, INC.(b)	1,215,537	1,337,171
6,582	DOLLARAMA, INC.	86,132	268,265
25,600	DOREL INDUSTRIES, INC., CLASS B(b)	175,448	300,266
110,655	ECN CAPITAL CORP.	366,000	562,446
4,440	ENBRIDGE, INC.	133,440	142,000
72,100	ENERPLUS CORP.	414,689	225,436
28,366	EQUINOX GOLD CORP.(b)	177,520	293,487
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	71,916
15,430	FIRSTSERVICE CORP.	1,564,619	2,111,882
1,025	FORTIS, INC.	32,011	41,873
2,389	FRANCO-NEVADA CORP.	109,265	299,540
6,104	GILDAN ACTIVEWEAR, INC.	33,435	170,666
208,410	HUSKY ENERGY, INC.	454,613	1,031,490
19,500	IA FINANCIAL CORP., INC.	882,358	845,322
131,986	IMPERIAL OIL LTD.	3,667,588	2,505,131
415	INTACT FINANCIAL CORP.	33,776	49,139
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	2,437
9,377	KINAXIS, INC.(b)	589,323	1,328,500
35,289	KINROSS GOLD CORP.	70,483	258,936
2,064	LOBLAW COS. LTD.	70,779	101,846
See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
16,050	LULULEMON ATHLETICA, INC.(b)	$ 2,949,042	5,585,881
9,753	MAGNA INTERNATIONAL, INC.	71,192	690,426
3,590	MANULIFE FINANCIAL CORP.	39,610	63,881
3,000	METRO, INC.	54,328	133,868
19,328	NATIONAL BANK OF CANADA	618,005	1,087,798
18,700	NFI GROUP, INC.	423,076	353,903
6,762	NUTRIEN LTD.	114,296	325,324
6,564	OPEN TEXT CORP.	72,477	298,265
1,612	PARKLAND CORP.	43,114	51,150
4,522	PEMBINA PIPELINE CORP.	33,296	106,931
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	354,152
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	313,497	367,055
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	187,748
9,320	ROGERS COMMUNICATIONS, INC., CLASS B	220,803	433,894
27,055	ROYAL BANK OF CANADA	908,896	2,223,020
1,375	SHOPIFY, INC., CLASS A(b)	371,506	1,552,608
5,100	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	955,921	5,772,945
12,101	SUN LIFE FINANCIAL, INC.	245,097	538,076
139,563	SUNCOR ENERGY, INC.	2,930,123	2,340,852
3,667	TC ENERGY CORP.	103,969	149,083
31,989	TECK RESOURCES LTD., CLASS B	174,290	580,522
9,096	TELUS CORP.	59,716	180,148
10,700	TFI INTERNATIONAL, INC.	328,109	550,845
8,040	THOMSON REUTERS CORP.	206,603	658,031
310	TOPICUS.COM, INC.(b)(g)	1,161	1,172
30,009	TORONTO-DOMINION BANK (THE)	557,653	1,695,536
104	TRISURA GROUP LTD.(b)	490	7,277
16,800	WAJAX CORP.	206,860	225,557
26,600	WESTSHORE TERMINALS INVESTMENT CORP.	397,133	325,787
6,930	WHEATON PRECIOUS METALS CORP.	114,647	289,417
25,967	YAMANA GOLD, INC.	47,753	148,307
		35,365,659	64,626,252	7.45%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	359,648
5,893,187	ENEL CHILE S.A.	532,931	457,852
144,000	VINA CONCHA Y TORO S.A.	235,454	250,039
		1,107,784	1,067,539	0.12%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	386,046
53,000	AIRTAC INTERNATIONAL GROUP	728,716	1,697,630
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	265,839
23,419	BAIDU, INC. ADR(b)(f)	2,479,644	5,064,125
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	104,081
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	455,763
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	365,637
67,500	HENGAN INTERNATIONAL GROUP CO. LTD.	472,174	478,010
113,500	NETDRAGON WEBSOFT HOLDINGS LTD.	247,813	254,452
16,000	SILERGY CORP.	513,608	1,372,340
177,653	SINOSEAL HOLDING CO. LTD., CLASS A	1,142,232	1,300,396
70,155	TENCENT HOLDINGS LTD.	625,552	5,103,860
109,396	TRIP.COM GROUP LTD. ADR(b)(f)	3,108,824	3,689,927
347,814	WUXI BIOLOGICS CAYMAN, INC.(b)(e)	3,516,349	4,612,126
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	348,096
		14,882,555	25,498,328	2.94%
Czech Republic:
88,400	MONETA MONEY BANK A.S.(b)(e)	268,732	279,884
701	PHILIP MORRIS CR A.S.	402,294	488,276
		671,026	768,160	0.09%
Denmark:
5,605	ALK-ABELLO A/S(b)	1,511,731	2,299,997
44	AP MOLLER - MAERSK A/S, CLASS A	35,561	91,360
65	AP MOLLER - MAERSK A/S, CLASS B	52,319	145,045
1,537	CARLSBERG A.S., CLASS B	70,497	246,025
1,178	CHR HANSEN HOLDING A/S(b)	71,480	121,118
1,500	COLOPLAST A/S, CLASS B	27,666	228,875
22,200	D/S NORDEN A/S	318,702	399,370
See accompanying notes to financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
6,700	DANSKE BANK A/S(b)	$ 54,825	110,688
4,348	DEMANT A/S(b)	81,241	171,710
53,585	DSV PANALPINA A/S	5,133,001	8,971,292
804	GENMAB A/S(b)	100,710	325,036
6,944	ISS A/S(b)	96,080	120,133
21,394	NOVO NORDISK A/S, CLASS B	252,539	1,498,219
2,460	NOVOZYMES A/S, CLASS B	38,505	141,122
864	ORSTED A/S(e)	68,168	176,348
6,500	PANDORA A/S	182,141	726,561
30,100	ROYAL UNIBREW A/S	2,123,264	3,491,015
2,699	SOLAR A/S, CLASS B	116,641	159,484
3,250	TOPDANMARK A/S	33,362	140,938
3,362	VESTAS WIND SYSTEMS A/S	160,514	794,367
		10,528,947	20,358,703	2.35%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	268,012
		244,707	268,012	0.03%
Finland:
2,770	ELISA OYJ	86,574	151,839
5,584	KESKO OYJ, CLASS B	30,705	143,529
5,273	KONE OYJ, CLASS B	105,699	428,119
21,225	NESTE OYJ	67,704	1,533,991
3,741	NOKIAN RENKAAT OYJ	60,808	131,713
1,960	ORION OYJ, CLASS B	49,561	89,863
36,100	SANOMA OYJ	389,480	605,956
18,590	STORA ENSO OYJ (REGISTERED)	105,291	355,305
11,934	UPM-KYMMENE OYJ	99,929	444,227
1,849	VALMET OYJ	14,443	52,766
		1,010,194	3,937,308	0.45%
France:
2,327	AEROPORTS DE PARIS(b)	211,828	301,619
11,027	AIRBUS S.E.(b)	366,293	1,209,438
4,707	ARKEMA S.A.	419,345	537,654
27,762	AXA S.A.	358,341	661,758
3,062	CAPGEMINI S.E.	111,713	474,320
19,252	CIE DE SAINT-GOBAIN(b)	430,348	881,970
5,399	CIE DES ALPES	143,643	125,714
3,235	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	167,080	414,766
37,390	COFACE S.A.(b)	449,179	375,012
7,706	COVIVIO	482,654	709,348
29,989	CREDIT AGRICOLE S.A.(b)	267,369	378,084
40,253	DANONE S.A.	2,430,956	2,643,652
1,736	EDENRED	25,484	98,426
417	EIFFAGE S.A.(b)	34,325	40,265
4,785	ENGIE S.A.(b)	49,329	73,187
970	ESSILORLUXOTTICA S.A.	88,277	153,043
523	ESSILORLUXOTTICA S.A. (EURONEST PARIS EXCHANGE)	50,804	81,495
2,901	EURAZEO S.E.(b)	76,265	196,692
564	GECINA S.A.	51,331	87,022
9,197	GETLINK S.E.(b)	70,409	159,320
3,791	ILIAD S.A.	536,903	778,517
3,399	INFOTEL S.A.	145,404	179,798
6,762	IPSEN S.A.	538,954	560,908
9,500	KAUFMAN & BROAD S.A.	362,957	424,768
1,026	KERING S.A.	174,510	745,029
4,545	KLEPIERRE S.A.	71,744	102,109
4,848	LEGRAND S.A.	109,851	432,347
6,266	L'OREAL S.A.	661,338	2,379,130
15,748	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,401,142	9,828,973
14,296	MERSEN S.A.(b)	465,081	432,251
8,798	NEXITY S.A.	431,993	381,127
22,059	PERNOD RICARD S.A.	3,404,966	4,225,506
12,760	PEUGEOT S.A.(b)	76,914	348,709
23,074	RENAULT S.A.(b)	423,958	1,008,015
17,591	SAFRAN S.A.(b)	1,652,583	2,491,771
18,127	SANOFI	1,018,143	1,742,800
See accompanying notes to financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
278	SCHNEIDER ELECTRIC S.E.	$ 8,838	40,635
7,138	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	267,356	1,031,592
1,821	SCOR S.E.(b)	36,624	58,775
13,970	SOCIETE GENERALE S.A.(b)	192,352	290,505
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	112,972
7,150	SODEXO S.A.(b)(g)	647,363	604,623
27,126	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	2,341,517	2,293,846
9,980	SOITEC(b)	824,319	1,942,196
51,800	TELEVISION FRANCAISE 1(b)	458,222	417,025
1,413	THALES S.A.	81,763	129,292
20,803	TOTAL S.E.	742,470	897,114
3,269	VALEO S.A.	58,895	128,913
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	330,353
10,500	VICAT S.A.	406,419	440,619
8,179	VINCI S.A.	345,228	812,939
96,188	VIVENDI S.A.	2,011,947	3,099,863
6,004	WENDEL S.E.	462,932	718,442
		27,899,698	49,014,247	5.65%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC(b)	355,261	364,952
		355,261	364,952	0.04%
Germany:
3,994	ADIDAS A.G.(b)	192,837	1,453,535
9,283	ALLIANZ S.E. (REGISTERED)	904,298	2,276,054
167,709	ARCH CAPITAL GROUP LTD.(b)	3,055,645	6,049,264
38,556	AROUNDTOWN S.A.	192,935	288,264
6,098	AURUBIS A.G.	286,000	474,243
13,539	BASF S.E.	453,717	1,070,464
9,247	BAYER A.G. (REGISTERED)	437,916	543,988
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	775,363
2,206	BEIERSDORF A.G.	146,950	254,512
1,188	BRENNTAG A.G.	43,546	91,927
1,042	CONTINENTAL A.G.	57,443	154,346
1,858	DELIVERY HERO S.E.(b)(e)	87,405	288,268
4,594	DEUTSCHE BOERSE A.G.	283,234	781,507
15,996	DEUTSCHE EUROSHOP A.G.(b)	435,440	360,541
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(b)(e)	469,871	407,106
18,572	DEUTSCHE POST A.G. (REGISTERED)	230,768	918,884
33,147	DEUTSCHE TELEKOM A.G. (REGISTERED)	373,793	605,588
9,111	DEUTSCHE WOHNEN S.E.	295,363	486,289
82,454	E.ON S.E.	724,674	913,016
40,577	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,578,887	2,222,759
40,921	EVOTEC S.E.(b)	933,333	1,513,732
23,600	FREENET A.G.	557,311	495,748
57,089	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	4,363,557	4,756,458
5,544	FRESENIUS S.E. & CO. KGAA	99,810	256,284
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	400,872
2,246	HANNOVER RUECK S.E.	94,321	357,520
3,671	HEIDELBERGCEMENT A.G.	131,196	274,552
23,695	HELLA GMBH & CO. KGAA(b)	1,045,191	1,531,296
2,730	HOCHTIEF A.G.	118,140	265,308
2,640	HYPOPORT S.E.(b)	965,203	1,660,955
21,681	INFINEON TECHNOLOGIES A.G.	131,828	831,414
6,898	JOST WERKE A.G.(b)(e)	220,852	363,201
2,159	MERCK KGAA	96,589	370,179
3,139	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	392,853	931,080
19,095	PROSIEBENSAT.1 MEDIA S.E.(b)	286,490	320,868
7,700	PUBLITY A.G.(b)(d)	286,657	314,184
3,999	RHEINMETALL A.G.	520,402	422,976
4,035	RWE A.G.	88,431	170,408
17,103	SAP S.E.	683,559	2,240,242
13,327	SIEMENS A.G. (REGISTERED)	815,103	1,913,335
6,663	SIEMENS ENERGY A.G.(b)	171,144	244,196
3,600	SILTRONIC A.G.(d)	264,192	563,376
See accompanying notes to financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
14,908	TEAMVIEWER A.G.(b)(e)	$ 723,646	798,248
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	519,881
141,527	TUI A.G. - CDI(d)	548,893	887,179
4,171	UNIPER S.E.	46,925	143,897
404	VOLKSWAGEN A.G.	40,235	83,952
7,564	VONOVIA S.E.	341,426	552,216
1,753	ZALANDO S.E.(b)(e)	111,430	195,010
		25,734,439	43,794,485	5.05%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	108,620
		54,075	108,620	0.01%
Hong Kong:
799,800	AIA GROUP LTD.	5,192,801	9,800,902
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	139,440
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	460,149
52,544	CK ASSET HOLDINGS LTD.	147,485	269,754
24,544	CK HUTCHISON HOLDINGS LTD.	120,441	171,279
35,500	CLP HOLDINGS LTD.	245,345	328,329
722,000	FIRST PACIFIC CO. LTD.	288,855	230,036
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	139,891
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	319,006
15,300	HANG SENG BANK LTD.	175,457	263,866
27,331	HENDERSON LAND DEVELOPMENT CO. LTD.	52,934	106,645
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	646,892
40,500	LINK REIT	84,196	368,825
3,559	MELCO RESORTS & ENTERTAINMENT LTD. (ADR)(f)	66,558	66,019
30,500	MTR CORP. LTD.	88,703	170,549
20,520	PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.(b)	4,660	2,171
172,123	PCCW LTD.	70,484	103,685
392,000	PERFECT SHAPE MEDICAL LTD.	140,251	162,818
20,500	POWER ASSETS HOLDINGS LTD.	109,641	111,062
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	298,770
289,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	303,932	624,043
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	103,193
40,000	SWIRE PACIFIC LTD., CLASS A	207,758	221,865
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	99,865
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	425,672
469,800	VALUETRONICS HOLDINGS LTD.	216,550	209,732
83,500	WH GROUP LTD.(e)	45,547	70,010
21,000	WHARF HOLDINGS (THE) LTD.	43,463	56,479
418,000	XINYI GLASS HOLDINGS LTD.	481,711	1,167,334
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	243,825
		10,470,354	17,382,106	2.00%
India:
78,535	COMPUTER AGE MANAGEMENT SERVICES LTD.	1,612,818	1,940,817
118,090	CREDITACCESS GRAMEEN LTD.(b)	1,303,357	1,221,587
35,957	CYIENT LTD.	257,802	252,475
687,800	FIRSTSOURCE SOLUTIONS LTD.	375,974	955,441
348,853	HCL TECHNOLOGIES LTD.	2,207,470	4,517,293
103,300	HDFC BANK LTD. ADR(b)(f)	4,095,407	7,464,458
114,700	HINDUSTAN PETROLEUM CORP. LTD.	431,628	342,055
704,044	INDIAN ENERGY EXCHANGE LTD.(e)	1,766,781	2,195,937
530,918	INDUS TOWERS LTD.	2,205,681	1,670,483
40,400	JUBILANT LIFE SCIENCES LTD.	314,717	467,157
42,000	MPHASIS LTD.	670,244	885,180
322,000	NMDC LTD.	521,633	504,368
1,107,100	SJVN LTD.	377,345	376,521
254,392	SYNGENE INTERNATIONAL LTD.(b)(e)	1,124,396	2,226,833
28,649	WNS HOLDINGS LTD. ADR(b)(f)	1,727,311	2,064,161
		18,992,564	27,084,766	3.12%
Indonesia:
4,097,000	ADARO ENERGY TBK PT	470,816	416,990
5,314,800	BANK BTPN SYARIAH TBK PT	1,314,458	1,418,541
See accompanying notes to financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Indonesia (Cont'd):
2,022,800	MATAHARI DEPARTMENT STORE TBK PT(b)	$ 317,587	183,564
		2,102,861	2,019,095	0.23%
Ireland:
26,850	ACCENTURE PLC, CLASS A	3,237,653	7,013,489
1,530	AERCAP HOLDINGS N.V.(b)	38,135	69,737
92,999	CRH PLC	2,719,809	3,865,088
65,382	DALATA HOTEL GROUP PLC(b)	368,686	302,323
2,146	DCC PLC	158,386	151,956
162,850	EXPERIAN PLC	2,920,631	6,184,306
904	FLUTTER ENTERTAINMENT PLC(b)	76,633	184,320
13,350	ICON PLC(b)	903,981	2,602,983
11,485	JAMES HARDIE INDUSTRIES PLC - CDI(b)	103,360	338,414
3,255	KERRY GROUP PLC, CLASS A	214,084	471,212
17,539	RYANAIR HOLDINGS PLC(b)	235,787	348,288
1,812	SMURFIT KAPPA GROUP PLC	50,442	84,207
		11,027,587	21,616,323	2.49%
Isle of Man:
8,963	ENTAIN PLC(b)	96,395	138,932
		96,395	138,932	0.02%
Israel:
74,833	BANK HAPOALIM B.M.	372,182	512,090
1,532	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	119,497	203,618
115,300	ICL GROUP LTD.	461,518	587,004
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	671,091
3,072	NICE LTD.(b)	169,095	860,384
		1,597,334	2,834,187	0.33%
Italy:
285,200	A2A S.P.A.	555,841	454,507
43,970	AMPLIFON S.P.A.(b)	1,045,263	1,828,491
18,874	ASSICURAZIONI GENERALI S.P.A.	228,503	328,799
34,463	ATLANTIA S.P.A.(b)	455,057	619,527
25,272	BANCA MEDIOLANUM S.P.A.(b)	87,322	219,202
11,397	EL.EN. S.P.A.(b)	291,927	369,660
84,847	ENEL S.P.A.	298,823	857,835
4,500	ENI S.P.A.	39,200	46,992
18,061	FERRARI N.V.	2,343,203	4,162,416
1,022	FERRARI N.V. (NEW YORK EXCHANGE)	7,571	234,569
44,854	INTERPUMP GROUP S.P.A.	794,570	2,210,466
26,311	INTESA SANPAOLO S.P.A.(b)	41,384	61,476
173,553	IREN S.P.A.	474,559	450,757
28,600	LA DORIA S.P.A.	361,264	477,968
12,059	LEONARDO S.P.A.	61,595	87,065
70,149	SNAM S.P.A.	252,658	394,294
49,687	SOCIETA CATTOLICA DI ASSICURAZIONI S.C.(b)	431,869	278,371
206,785	TENARIS S.A.	1,840,520	1,673,348
20,158	TENARIS S.A. ADR(d)(f)	440,588	321,520
39,609	TERNA RETE ELETTRICA NAZIONALE S.P.A.	160,166	302,427
29,771	UNICREDIT S.P.A.(b)	261,654	278,156
71,681	UNIPOL GRUPPO S.P.A.(b)	376,844	342,395
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	252,453
		11,004,207	16,252,694	1.87%
Japan:
1,500	ABC-MART, INC.	56,540	83,386
30,600	ADEKA CORP.	390,224	533,733
4,700	AEON CO. LTD.	52,433	154,080
600	AEON REIT INVESTMENT CORP.	728,822	767,033
2,700	AI INSIDE, INC.(b)	2,171,882	1,919,326
2,300	AISIN SEIKI CO. LTD.	37,584	68,941
15,000	AJINOMOTO CO., INC.	116,767	339,572
2,500	ALFRESA HOLDINGS CORP.	24,420	45,736
15,600	ARCS CO. LTD.	325,913	350,360
9,000	AS ONE CORP.	968,007	1,538,424
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	226,062
32,500	ASAHI KASEI CORP.	157,083	331,909
22,100	ASAHI YUKIZAI CORP.	276,792	323,404
See accompanying notes to financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
9,300	ASANUMA CORP.	$ 324,412	358,472
37,000	ASTELLAS PHARMA, INC.	236,149	571,188
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	129,669
16,500	BAYCURRENT CONSULTING, INC.	1,502,068	2,890,756
13,800	BRIDGESTONE CORP.(d)	205,726	452,271
32,100	BROTHER INDUSTRIES LTD.	541,898	660,933
48,400	BUNKA SHUTTER CO. LTD.	363,296	456,086
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	381,512
53,000	CHUBU ELECTRIC POWER CO., INC.	655,961	638,022
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	719,486
28,400	CREDIT SAISON CO. LTD.	361,395	326,206
18,200	CRESCO LTD.	227,100	230,904
29,100	DAIICHI SANKYO CO. LTD.	150,922	996,257
4,600	DAIKIN INDUSTRIES LTD.	136,302	1,021,084
19,000	DAITRON CO. LTD.	328,045	290,000
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	296,741
17,500	DAIWA SECURITIES GROUP, INC.	60,410	79,657
5,600	DAIWABO HOLDINGS CO. LTD.	223,879	497,874
8,200	DENSO CORP.	185,234	487,132
3,300	DENTSU GROUP, INC.	56,753	97,957
3,600	EAST JAPAN RAILWAY CO.	188,040	240,046
19,700	EBARA CORP.	478,039	642,962
17,800	ECO'S CO. LTD.	285,796	358,224
57,500	EGUARANTEE, INC.	1,459,265	1,252,409
3,400	EISAI CO. LTD.	112,861	242,747
28,300	ELEMATEC CORP.	262,160	277,642
20,500	ENEOS HOLDINGS, INC.	76,331	73,538
20,400	EXEDY CORP.	319,517	250,320
2,600	FANUC CORP.	182,941	638,574
1,300	FAST RETAILING CO. LTD.	188,734	1,164,215
50,120	FEED ONE CO. LTD.	432,664	422,298
54,400	FERROTEC HOLDINGS CORP.(d)	435,460	926,731
34,200	FJ NEXT CO. LTD.	337,056	326,582
15,000	FREEE K.K.(b)(d)	276,205	1,467,241
31,700	FUJI CORP.	564,353	832,910
4,700	FUJI ELECTRIC CO. LTD.	61,631	169,101
10,400	FUJIBO HOLDINGS, INC.	287,084	387,778
8,700	FUJIFILM HOLDINGS CORP.	163,215	458,192
2,300	FUJITSU LTD.	106,202	332,008
41,400	FUKUOKA FINANCIAL GROUP, INC.	523,630	734,940
35,800	FURUNO ELECTRIC CO. LTD.	322,070	420,911
400	GMO PAYMENT GATEWAY, INC.	36,072	53,615
119,800	HACHIJUNI BANK (THE) LTD.	476,117	397,960
3,000	HAMAMATSU PHOTONICS K.K.	52,686	171,420
2,200	HANKYU HANSHIN HOLDINGS, INC.	51,221	73,081
55,300	HASEKO CORP.	721,604	633,576
12,300	HENNGE K.K.(b)(d)	308,022	991,100
341	HIROSE ELECTRIC CO. LTD.	29,327	51,684
19,000	HITACHI LTD.	295,895	748,003
7,000	HITACHI METALS LTD.	55,542	106,164
5,300	HOYA CORP.	112,594	732,468
5,700	HULIC CO. LTD.	48,487	62,545
26,100	INNOTECH CORP.	231,054	254,794
13,800	INTAGE HOLDINGS, INC.	121,039	151,158
1,300	INVINCIBLE INVESTMENT CORP.	761,926	417,365
23,900	ITOCHU CORP.	349,303	686,065
63,100	IWAKI & CO. LTD.	295,237	314,721
21,900	JACCS CO. LTD.	467,646	387,712
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	464,884
81,400	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	900,999	2,068,603
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	178,839
105,400	JAPAN MATERIAL CO. LTD.	1,339,600	1,443,374
4,500	KAJIMA CORP.	25,084	60,230
9,100	KANAMOTO CO. LTD.	198,233	195,299
57,300	KANDENKO CO. LTD.	547,713	484,460
12,300	KANEKA CORP.	387,968	430,032
4,800	KANSAI ELECTRIC POWER (THE) CO., INC.	46,503	45,264
See accompanying notes to financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
2,000	KANSAI PAINT CO. LTD.	$ 10,449	61,498
10,000	KAO CORP.	208,279	771,875
29,762	KDDI CORP.	238,488	883,737
1,200	KEIO CORP.	36,571	92,974
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	81,120
15,124	KEYENCE CORP.	1,669,929	8,495,395
6,000	KIKKOMAN CORP.	52,867	416,638
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	52,530
9,900	KIRIN HOLDINGS CO. LTD.	101,976	233,370
67,600	KITZ CORP.	466,295	410,491
69,800	KOBE BUSSAN CO. LTD.	1,392,771	2,149,668
2,300	KONAMI HOLDINGS CORP.	50,313	129,195
21,800	KUBOTA CORP.	139,630	475,249
6,900	KUREHA CORP.	316,117	485,817
4,000	KYOCERA CORP.	133,049	245,063
49,000	KYOSAN ELECTRIC MANUFACTURING CO. LTD.	177,172	200,261
5,000	KYOWA KIRIN CO. LTD.	54,616	136,265
32,000	LASERTEC CORP.	990,944	3,753,039
13,100	LINTEC CORP.	259,789	289,011
5,100	M3, INC.	59,204	481,229
1,900	MAKITA CORP.	46,157	95,133
7,100	MARUI GROUP CO. LTD.	41,710	124,596
14,600	MATSUMOTOKIYOSHI HOLDINGS CO. LTD.	542,531	622,149
7,700	MAZDA MOTOR CORP.	38,348	51,604
19,300	MEDIA DO CO. LTD.	1,096,323	1,385,047
2,400	MEIJI HOLDINGS CO. LTD.	38,749	168,747
12,800	MELCO HOLDINGS, INC.	351,215	415,283
6,200	MERCARI, INC.(b)	176,315	274,708
8,700	MINEBEA MITSUMI, INC.	84,406	172,559
597	MIRAI CORP.	328,940	222,310
24,900	MITSUBISHI CHEMICAL HOLDINGS CORP.	102,543	150,526
17,500	MITSUBISHI CORP.	230,376	430,657
40,000	MITSUBISHI ELECTRIC CORP.	322,860	603,167
15,000	MITSUBISHI ESTATE CO. LTD.	173,227	240,715
9,200	MITSUBISHI GAS CHEMICAL CO., INC.	84,078	211,077
26,600	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	82,462	127,519
20,800	MITSUBOSHI BELTING LTD.	335,754	342,252
14,000	MITSUI & CO. LTD.	128,045	256,191
7,400	MITSUI CHEMICALS, INC.	87,469	216,793
20,400	MITSUI-SOKO HOLDINGS CO. LTD.	427,810	454,804
3,800	MONOTARO CO. LTD.	113,793	193,211
6,080	MS&AD INSURANCE GROUP HOLDINGS, INC.	125,874	184,953
37,400	MUGEN ESTATE CO. LTD.	216,786	170,963
11,000	MURATA MANUFACTURING CO. LTD.	171,994	992,882
20,200	NANTO BANK (THE) LTD.	470,557	340,791
3,800	NGK SPARK PLUG CO. LTD.	38,830	64,882
2,900	NH FOODS LTD.	69,814	127,510
16,700	NICHIAS CORP.	297,341	396,575
7,800	NIDEC CORP.	129,234	980,524
7,500	NIKKON HOLDINGS CO. LTD.	150,366	150,138
2,600	NINTENDO CO. LTD.	285,625	1,657,624
22	NIPPON BUILDING FUND, INC.	90,970	127,413
1,700	NIPPON EXPRESS CO. LTD.	60,747	114,096
26	NIPPON PROLOGIS REIT, INC.	54,492	81,081
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	778,879
3,100	NIPPON YUSEN K.K.	39,009	72,115
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	388,679
5,300	NISSAN CHEMICAL CORP.	61,593	331,587
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	58,326
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	102,736
2,800	NITORI HOLDINGS CO. LTD.	102,246	586,277
3,200	NITTO DENKO CORP.	77,639	286,049
3,500	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	223,379
144,800	NOMURA HOLDINGS, INC.	534,256	764,283
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	727,429
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	368,623
8,300	NTT DATA CORP.	48,334	113,421
See accompanying notes to financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
13,300	OBAYASHI CORP.	$ 58,485	114,639
64,700	OISIX RA DAICHI, INC.(b)	2,119,555	1,958,138
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	315,857
33,200	OLYMPUS CORP.	211,415	725,542
1,100	OMRON CORP.	31,828	98,010
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	150,501
4,800	ORIENTAL LAND CO. LTD.	113,097	792,136
5,500	OTSUKA HOLDINGS CO. LTD.	158,190	235,330
21,600	PANASONIC CORP.	133,086	249,042
4,100	PERSOL HOLDINGS CO. LTD.	37,131	73,896
67,600	PLAID, INC.(b)	1,039,450	2,432,173
43,100	RAKUS CO. LTD.	310,836	998,452
8,400	RAKUTEN, INC.	40,327	80,864
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	100,435
184,100	RESONA HOLDINGS, INC.	558,258	642,580
1,200	RINNAI CORP.	52,047	139,228
16,700	RION CO. LTD.	361,264	583,056
600	ROHM CO. LTD.	24,642	58,050
34,600	SANKI ENGINEERING CO. LTD.	423,298	406,467
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	210,886
13,620	SBI HOLDINGS, INC.	110,355	322,775
3,400	SECOM CO. LTD.	133,812	313,378
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	111,875
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	400,922
12,800	SEKISUI CHEMICAL CO. LTD.	65,116	242,227
6,600	SEKISUI HOUSE LTD.	53,502	134,231
57,500	SEVEN & I HOLDINGS CO. LTD.	1,880,751	2,037,601
4,000	SHIMADZU CORP.	25,419	155,344
1,500	SHIMANO, INC.	58,204	349,886
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,607,360
36,500	SHINOKEN GROUP CO. LTD.	314,113	393,439
14,900	SHINSEI BANK LTD.	192,874	183,409
4,000	SHIONOGI & CO. LTD.	67,679	218,294
5,800	SHISEIDO CO. LTD.	87,058	400,841
20,200	SK-ELECTRONICS CO. LTD.	355,639	259,800
1,100	SMC CORP.	183,450	670,621
37,200	SOFTBANK GROUP CORP.	425,837	2,903,081
5,700	SOMPO HOLDINGS, INC.	114,918	230,363
23,400	SONY CORP.	534,651	2,330,822
3,300	STANLEY ELECTRIC CO. LTD.	41,403	106,266
5,700	SUBARU CORP.	26,572	113,856
7,800	SUMITOMO CORP.	67,035	103,151
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	44,717	74,112
17,100	SUMITOMO HEAVY INDUSTRIES LTD.	494,606	421,642
5,800	SUZUKI MOTOR CORP.	104,611	268,613
2,600	SYSMEX CORP.	51,707	312,237
13,700	T RAD CO. LTD.	264,171	177,793
72,200	T&D HOLDINGS, INC.	714,836	850,975
2,200	TAISEI CORP.	19,821	75,745
109,800	TAKARA LEBEN CO. LTD.	430,207	326,460
74,100	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	327,189	538,948
1,200	TDK CORP.	61,120	180,601
11,600	TERUMO CORP.	117,165	484,424
2,000	THK CO. LTD.	29,290	64,500
1,500	TOHO CO. LTD.	25,533	63,193
3,600	TOHO GAS CO. LTD.	88,559	238,129
4,100	TOHOKU ELECTRIC POWER CO., INC.	31,947	33,751
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	740,257
3,300	TOKYO ELECTRON LTD.	135,391	1,227,253
6,000	TOKYO GAS CO. LTD.	103,615	138,531
11,200	TOKYO SEIMITSU CO. LTD.	346,916	526,076
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	331,234
12,500	TOKYU CORP.	103,448	155,077
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	106,532
3,000	TOTO LTD.	30,029	180,137
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	319,721
3,000	TOYO SUISAN KAISHA LTD.	74,690	145,852
See accompanying notes to financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
4,000	TOYOTA INDUSTRIES CORP.	$ 101,266	317,273
46,662	TOYOTA MOTOR CORP.	1,594,403	3,595,850
1,700	TOYOTA TSUSHO CORP.	14,142	68,573
900	TREND MICRO, INC.	26,540	51,775
19,200	UBE INDUSTRIES LTD.	387,205	348,094
7,700	UNICHARM CORP.	67,055	364,809
5,500	USS CO. LTD.	64,763	111,113
7,200	V TECHNOLOGY CO. LTD.	262,608	410,014
3,000	WELCIA HOLDINGS CO. LTD.	54,205	113,166
4,100	WEST JAPAN RAILWAY CO.	134,756	214,381
1,300	YAKULT HONSHA CO. LTD.	22,252	65,469
16,300	YAMADA HOLDINGS CO. LTD.	56,674	86,508
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	261,086
4,600	YAMAHA MOTOR CO. LTD.	46,377	93,733
4,000	YAMAZAKI BAKING CO. LTD.	44,679	66,786
5,000	YASKAWA ELECTRIC CORP.	48,019	248,414
3,100	YOKOGAWA ELECTRIC CORP.	39,797	61,667
10,100	YUASA TRADING CO. LTD.	293,394	324,260
25,500	Z HOLDINGS CORP.	64,236	154,203
		62,975,744	117,176,437	13.50%
Jersey:
217,400	XLMEDIA PLC(b)	170,743	96,621
		170,743	96,621	0.01%
Macau:
18,400	SANDS CHINA LTD.	30,745	80,816
		30,745	80,816	0.01%
Malaysia:
274,300	RHB BANK BHD.	377,864	371,643
		377,864	371,643	0.04%
Mexico:
201,200	BANCO DEL BAJIO S.A.(b)(e)	360,811	275,823
76,900	QUALITAS CONTROLADORA S.A.B. DE C.V.	281,555	414,034
346,392	REGIONAL S.A.B. DE C.V.(b)	1,288,348	1,603,191
		1,930,714	2,293,048	0.26%
Netherlands:
14,796	ABN AMRO BANK N.V. - C.V.A.(b)(e)	146,576	144,966
1,907	ADYEN N.V.(b)(e)	3,391,131	4,438,053
266,723	AEGON N.V.	664,548	1,054,099
2,925	AKZO NOBEL N.V.	135,104	313,952
9,048	ALTICE EUROPE N.V.(b)	43,578	58,893
7,173	ASML HOLDING N.V.	106,863	3,483,689
14,000	ASML HOLDING N.V. (REGISTERED)	2,739,871	6,828,080
14,000	ASR NEDERLAND N.V.	434,452	561,837
3,610	EXOR N.V.	90,615	292,041
51,500	FORFARMERS N.V.	322,452	335,966
980	HEINEKEN HOLDING N.V.	24,979	92,246
3,662	HEINEKEN N.V.	128,663	408,089
13,823	IMCD N.V.	1,051,880	1,760,456
621,274	ING GROEP N.V.(b)	6,025,031	5,799,362
19,595	INTERTRUST N.V.(b)(e)	321,331	332,263
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	498,470
3,368	KONINKLIJKE DSM N.V.	132,647	579,324
54,610	KONINKLIJKE KPN N.V.	115,548	165,919
20,502	KONINKLIJKE PHILIPS N.V.(b)	343,630	1,096,526
16,544	NXP SEMICONDUCTORS N.V.	1,380,402	2,630,661
117,200	ORDINA N.V.	366,521	411,635
8,117	QIAGEN N.V.(b)	119,394	420,940
3,238	RANDSTAD N.V.(b)	99,928	210,602
97,281	ROYAL DUTCH SHELL PLC, CLASS A	1,347,119	1,726,486
41,601	ROYAL DUTCH SHELL PLC, CLASS B	624,228	716,465
23,800	SIGNIFY N.V.(b)(e)	640,632	1,003,969
6,193	WOLTERS KLUWER N.V.	101,075	522,486
		21,101,579	35,887,475	4.14%
New Zealand:
15,712	AUCKLAND INTERNATIONAL AIRPORT LTD.(b)	47,473	85,690
See accompanying notes to financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
New Zealand (Cont'd):
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	$ 115,879	149,029
		163,352	234,719	0.03%
Norway:
2,949	AKER BP ASA	36,352	74,359
25,540	BAKKAFROST P/F(b)	1,776,703	1,824,445
9,200	DNB ASA(b)	37,422	180,261
155,600	KITRON ASA	178,558	328,830
23,955	NORSK HYDRO ASA	48,328	111,362
10,286	ORKLA ASA	69,398	104,369
228,209	PEXIP HOLDING ASA(b)	1,881,258	1,748,646
57,040	STOREBRAND ASA(b)	364,067	427,089
2,793	YARA INTERNATIONAL ASA	67,399	115,965
		4,459,485	4,915,326	0.57%
Philippines:
9,000	GLOBE TELECOM, INC.	319,161	380,439
		319,161	380,439	0.04%
Poland:
37,500	CYFROWY POLSAT S.A.	259,610	303,959
		259,610	303,959	0.04%
Portugal:
85,477	ALTRI SGPS S.A.	583,770	538,823
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	129,548
9,417	JERONIMO MARTINS SGPS S.A.	105,676	158,989
123,300	NAVIGATOR (THE) CO. S.A.(b)	307,999	376,272
		1,045,974	1,203,632	0.14%
Russia:
56,840	HEADHUNTER GROUP PLC ADR(f)	1,196,958	1,719,410
257,400	RUSHYDRO PJSC ADR(f)	218,665	277,477
		1,415,623	1,996,887	0.23%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	790,190
33,500	CAPITALAND INTEGRATED COMMERCIAL TRUST	31,763	54,752
19,500	CAPITALAND LTD.	25,645	48,396
7,200	CITY DEVELOPMENTS LTD.	27,082	43,420
28,200	DBS GROUP HOLDINGS LTD.	158,529	534,298
503,500	FRENCKEN GROUP LTD.	337,379	502,890
3,000	JARDINE CYCLE & CARRIAGE LTD.	41,532	44,378
21,000	KEPPEL CORP. LTD.	53,869	85,487
7,840	KEPPEL REIT	3,183	6,644
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	32,488	45,672
13,000	SINGAPORE EXCHANGE LTD.	40,226	91,283
4,600	UNITED OVERSEAS BANK LTD.	26,071	78,627
15,000	UOL GROUP LTD.	49,917	87,508
48,200	VENTURE CORP. LTD.	558,851	708,266
43,600	WILMAR INTERNATIONAL LTD.	88,595	153,405
		1,741,099	3,275,216	0.38%
South Africa:
92,000	ADCOCK INGRAM HOLDINGS LTD.	249,383	287,989
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	598,695
42,500	BARLOWORLD LTD.	289,872	263,474
79,610	INVESTEC PLC	490,976	203,907
117,469	METAIR INVESTMENTS LTD.(b)	184,301	149,884
68,600	OCEANA GROUP LTD.	268,470	299,935
83,378	TELKOM S.A. SOC LTD.	425,342	174,246
		2,247,440	1,978,130	0.23%
South Korea:
4,300	DAELIM INDUSTRIAL CO. LTD.(g)	351,532	328,546
15,700	DAESANG CORP.	366,086	376,494
21,500	DAEWON PHARMACEUTICAL CO. LTD.(b)	277,342	383,964
20,489	DB HITEK CO. LTD.	270,468	961,925
5,268	DOUZONE BIZON CO. LTD.	283,767	504,347
9,900	GS HOLDINGS CORP.	371,567	342,212
8,250	HUONS CO. LTD.	416,763	469,345
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	592,838
See accompanying notes to financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont'd):
46,124	HYUNDAI GREENFOOD CO. LTD.	$ 465,431	371,947
23,300	JW LIFE SCIENCE CORP.	391,190	445,066
18,600	KC TECH CO. LTD.	295,116	526,512
18,400	KT CORP.	365,564	406,518
30,770	LG UPLUS CORP.	348,896	332,825
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	517,446
4,775	MAEIL DAIRIES CO. LTD.	380,764	307,256
20,760	NAVER CORP.	2,604,217	5,589,892
2,560	SAMJIN PHARMACEUTICAL CO. LTD.	55,267	64,218
134,886	SAMSUNG ELECTRONICS CO. LTD.	3,974,583	10,057,780
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	530,657
18,900	UNITEST, INC.	206,195	473,239
10,200	VIEWORKS CO. LTD.	234,573	284,977
		12,889,516	23,868,004	2.75%
Spain:
1,260	ACCIONA S.A.	78,312	179,634
2,420	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	53,419	80,266
583	AENA S.M.E. S.A.(b)(e)	50,199	101,278
72,599	AMADEUS IT GROUP S.A.	5,249,182	5,282,411
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	764,978	1,264,725
284,591	BANCO DE SABADELL S.A.	262,572	123,075
385,386	BANCO SANTANDER S.A.(b)	691,255	1,194,908
888,411	BANKIA S.A.	2,454,906	1,572,639
23,111	CAIXABANK S.A.	39,733	59,319
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	466,946
2,531	ENAGAS S.A.	38,143	55,548
61,100	FAES FARMA S.A.	274,848	260,503
5,382	FERROVIAL S.A.	90,111	148,593
15,282	GRIFOLS S.A.	273,864	445,822
62,004	IBERDROLA S.A.	341,951	886,242
2,120	INDUSTRIA DE DISENO TEXTIL S.A.	14,078	67,441
87,000	MEDIASET ESPANA COMUNICACION S.A.(b)	475,447	452,768
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	237,300
16,093	NATURGY ENERGY GROUP S.A.	256,441	372,754
128,100	PROSEGUR CIA DE SEGURIDAD S.A.	305,625	381,531
33,279	RED ELECTRICA CORP. S.A.	472,607	681,992
25,223	REPSOL S.A.	190,751	254,213
2,773	SIEMENS GAMESA RENEWABLE ENERGY S.A.	40,458	112,097
		13,118,873	14,682,005	1.69%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	546,393
98,478	ATLAS COPCO AB, CLASS A	2,692,388	5,040,241
3,980	ATLAS COPCO AB, CLASS B	22,691	178,161
64,280	AVANZA BANK HOLDING AB	542,475	1,820,366
41,106	BEIJER REF AB	950,509	1,880,536
32,900	BOLIDEN AB	800,179	1,165,232
7,501	ELECTROLUX AB, CLASS B	79,015	174,451
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(b)	16,773	42,466
10,554	EPIROC AB, CLASS A	27,811	191,964
4,533	EPIROC AB, CLASS B	12,252	76,582
8,600	ESSITY AB, CLASS B	62,137	276,472
3,651	HEXAGON AB, CLASS B	56,077	332,724
80,300	HUMANA AB(b)	413,356	577,782
38,321	HUSQVARNA AB, CLASS B	174,072	496,036
8,270	INDUSTRIVARDEN AB, CLASS C(b)	85,948	266,868
99,027	INDUTRADE AB(b)	997,352	2,120,735
11,210	INVESTOR AB, CLASS B	160,645	816,402
56,909	INWIDO AB(b)	320,042	833,479
60,962	KAMBI GROUP PLC(b)	1,428,219	2,874,867
55,400	KINDRED GROUP PLC(b)	287,801	542,445
3,000	KINNEVIK AB, CLASS A(b)	51,225	151,502
7,801	KNOW IT AB(b)	144,665	295,349
29,428	LUNDIN ENERGY AB	485,724	795,110
44,500	MEKONOMEN AB(b)	323,086	492,726
77,913	NOBIA AB(b)	452,973	623,580
46,408	NOBINA AB(b)(e)	300,038	390,888
180,065	NORDNET AB PUBL(b)	2,036,287	2,825,416
See accompanying notes to financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
77,000	RESURS HOLDING AB(b)(e)	$ 449,843	421,143
14,651	SANDVIK AB(b)	121,756	358,458
29,115	SECTRA AB, CLASS B(b)	1,225,853	2,595,636
14,236	SECURITAS AB, CLASS B	116,133	229,694
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)	322,937	648,786
2,634	SKANSKA AB, CLASS B	22,223	67,134
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B(b)	15,915	149,786
11,864	SVENSKA HANDELSBANKEN AB, CLASS A(b)	54,195	119,107
40,373	SWEDBANK AB, CLASS A(b)	450,231	707,200
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	307,815	704,210
35,506	TETHYS OIL AB	259,465	212,321
29,300	TRELLEBORG AB, CLASS B(b)	420,080	649,916
67,845	VITEC SOFTWARE GROUP AB, CLASS B	1,167,900	2,811,895
26,685	VOLVO AB, CLASS B(b)	185,306	628,562
		18,132,858	36,132,621	4.16%
Switzerland:
301,961	ABB LTD. (REGISTERED)	5,704,726	8,428,167
2,686	ADECCO GROUP A.G. (REGISTERED)	82,183	179,491
79,027	ALCON, INC.(b)	4,286,881	5,252,399
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	86,106
1,098	BUCHER INDUSTRIES A.G. (REGISTERED)	236,188	503,048
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	331,436
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	299,559
64,979	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	4,466,620	5,877,689
4,900	DKSH HOLDING A.G.	291,993	368,344
5,142	DUFRY A.G. (REGISTERED)(b)	334,095	322,820
990	GEBERIT A.G. (REGISTERED)	85,632	619,742
140	GIVAUDAN S.A. (REGISTERED)	76,496	589,857
166,472	GLOBAL BLUE GROUP HOLDING A.G.(b)(d)	1,784,501	2,164,136
6,000	HELVETIA HOLDING A.G. (REGISTERED)	567,039	633,006
1,807	IDORSIA LTD.(b)	18,603	52,089
18,059	JULIUS BAER GROUP LTD.	558,057	1,040,336
69,285	LAFARGEHOLCIM LTD. (REGISTERED)(b)	3,487,890	3,805,079
3,700	LANDIS+GYR GROUP A.G.(b)	249,447	290,049
8,897	LONZA GROUP A.G. (REGISTERED)	4,748,143	5,716,270
95,191	NESTLE S.A. (REGISTERED)	4,276,199	11,210,453
77,648	NOVARTIS A.G. (REGISTERED)	4,439,288	7,336,784
11,952	ROCHE HOLDING A.G.	1,552,784	4,171,657
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	372,198
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	158,610
120	SGS S.A. (REGISTERED)	129,434	361,911
23,517	SIKA A.G. (REGISTERED)	2,905,576	6,423,145
1,308	SONOVA HOLDING A.G. (REGISTERED)(b)	84,414	339,817
32,211	STMICROELECTRONICS N.V.	517,002	1,191,535
635	SULZER A.G. (REGISTERED)	30,609	66,778
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	346,112
194	SWISSCOM A.G. (REGISTERED)	49,414	104,549
3,809	TECAN GROUP A.G. (REGISTERED)	742,603	1,866,423
421,319	UBS GROUP A.G. (REGISTERED)	5,949,702	5,934,540
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	752,344
8,463	VAT GROUP A.G.(e)	1,264,987	2,110,731
5,000	VETROPACK HOLDING A.G. (REGISTERED)(b)	256,087	337,174
6,700	VONTOBEL HOLDING A.G. (REGISTERED)	477,708	531,278
41,000	WIZZ AIR HOLDINGS PLC(b)(e)	1,586,770	2,558,921
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	520,705
13,115	ZUR ROSE GROUP A.G.(b)	3,157,380	4,192,415
4,209	ZURICH INSURANCE GROUP A.G.	808,513	1,775,739
		56,673,427	89,223,442	10.28%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	468,930
50,000	BIOTEQUE CORP.	216,137	236,672
125,000	CHC HEALTHCARE GROUP	178,135	175,947
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	345,021
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	512,230
See accompanying notes to financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan (Cont'd):
179,000	ESON PRECISION IND CO. LTD.	$ 236,267	403,256
38,000	GLOBALWAFERS CO. LTD.	372,583	957,506
145,000	JARLLYTEC CO. LTD.	327,630	363,816
241,000	MIRLE AUTOMATION CORP.	311,936	377,393
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	365,150
62,000	SCI PHARMTECH, INC.	252,185	185,351
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	513,453
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	482,864
90,850	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(f)	1,815,476	9,906,284
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	348,744
210,000	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	1,850,194	1,786,248
644,000	WISTRON CORP.	522,109	710,513
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	365,151
		9,118,131	18,504,529	2.13%
Thailand:
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	180,282
301,200	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	339,302
		498,780	519,584	0.06%
Turkey:
53,800	COCA-COLA ICECEK A.S.	315,265	476,260
186,400	TURKCELL ILETISIM HIZMETLERI A.S.	453,929	403,745
		769,194	880,005	0.10%
United Kingdom:
26,524	3I GROUP PLC	99,606	420,025
163,000	888 HOLDINGS PLC	318,087	636,387
3,206	ADMIRAL GROUP PLC	44,520	127,405
38,656	AGGREKO PLC	408,897	330,917
52,849	ANGLO AMERICAN PLC	411,011	1,752,211
1,979	ASSOCIATED BRITISH FOODS PLC(b)	61,249	61,270
26,375	ASTRAZENECA PLC	983,695	2,641,607
14,995	AUTO TRADER GROUP PLC(e)	74,948	122,214
55,018	AVIVA PLC	187,586	244,671
43,292	AVON RUBBER PLC	1,898,207	1,873,737
73,500	BABCOCK INTERNATIONAL GROUP PLC(b)	428,761	281,331
19,513	BAE SYSTEMS PLC	93,862	130,432
113,471	BAKKAVOR GROUP PLC(b)(e)	166,389	125,689
9,400	BELLWAY PLC	411,711	379,850
2,391	BERKELEY GROUP HOLDINGS PLC	71,739	155,049
120,204	BP PLC	405,112	418,838
27,424	BRITISH AMERICAN TOBACCO PLC	764,176	1,015,563
93,984	BRITISH LAND (THE) CO. PLC	402,942	628,478
5,069	BUNZL PLC	39,524	169,345
8,193	BURBERRY GROUP PLC(b)	40,501	200,494
53,800	CARETECH HOLDINGS PLC	347,241	384,043
135,923	CNH INDUSTRIAL N.V.(b)	1,161,363	1,714,470
450,363	COMPASS GROUP PLC	5,712,921	8,394,328
2,457	CRODA INTERNATIONAL PLC	92,898	221,622
41,565	DIAGEO PLC	506,960	1,635,859
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	774,313
108,100	DRAX GROUP PLC	316,682	554,350
40,654	EASYJET PLC	523,562	461,433
4,107	FERGUSON PLC	80,053	498,954
49,106	FEVERTREE DRINKS PLC	1,228,171	1,696,943
17,467	FIAT CHRYSLER AUTOMOBILES N.V.(b)	108,686	312,823
10,222	FIAT CHRYSLER AUTOMOBILES N.V. (NEW YORK EXCHANGE)(b)	17,872	184,916
64,350	GAN LTD.(b)(d)	1,411,844	1,305,018
52,259	GLAXOSMITHKLINE PLC	768,484	959,049
62,503	HSBC HOLDINGS PLC(b)	310,096	323,814
2,417	IMPERIAL BRANDS PLC	41,769	50,752
51,391	INCHCAPE PLC(b)	315,109	452,234
21,041	INFORMA PLC(b)	99,674	157,967
272,520	INTEGRAFIN HOLDINGS PLC	1,780,953	2,072,051
2,594	INTERCONTINENTAL HOTELS GROUP PLC(b)	150,347	166,368
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)(d)	60,221	71,645
See accompanying notes to financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
423,658	J SAINSBURY PLC	$ 1,107,817	1,306,440
8,056	JD SPORTS FASHION PLC(b)	79,356	94,743
43,200	JET2 PLC(b)	431,313	844,787
2,128	JOHNSON MATTHEY PLC	33,879	70,568
40,500	JUPITER FUND MANAGEMENT PLC	144,407	156,404
325,255	KINGFISHER PLC(b)	867,860	1,202,702
58,758	LAND SECURITIES GROUP PLC	385,246	541,409
5,699,750	LLOYDS BANKING GROUP PLC(b)	3,927,062	2,840,282
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	742,802
191,900	MAN GROUP PLC	264,558	362,144
300,659	MARSTON'S PLC(b)	477,602	310,830
7,217	MEGGITT PLC(b)	16,687	46,040
68,053	MELROSE INDUSTRIES PLC(b)	95,941	165,698
61,400	MICRO FOCUS INTERNATIONAL PLC(b)	366,236	356,093
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	617,674
22,756	NATIONAL GRID PLC	142,793	269,178
829,067	NATWEST GROUP PLC(b)	1,897,188	1,900,730
6,959	NEXT PLC(b)	416,496	674,334
39,805	NINETY ONE PLC	72,784	124,761
103,083	OSB GROUP PLC(b)	483,067	597,132
12,212	RECKITT BENCKISER GROUP PLC	510,135	1,092,508
109,800	REDDE NORTHGATE PLC	378,816	399,403
57,235	REDROW PLC(b)	447,916	447,307
47,054	RELX PLC	574,910	1,151,395
167,555	RELX PLC (LONDON EXCHANGE)	1,911,025	4,107,182
23,058	RENTOKIL INITIAL PLC(b)	117,249	160,686
34,005	RIO TINTO PLC	893,598	2,543,651
27,049	ROLLS-ROYCE HOLDINGS PLC(b)	19,223	41,151
77,712	ROYAL MAIL PLC(b)	220,280	358,878
20,657	SAGE GROUP (THE) PLC	74,323	164,406
16,135	SEGRO PLC	67,053	209,084
114,270	SENIOR PLC(b)	287,158	139,466
13,084	SEVERN TRENT PLC	276,407	409,556
241,203	SMITH & NEPHEW PLC	5,167,465	4,980,661
3,071	SMITHS GROUP PLC	37,103	63,183
130,483	SOFTCAT PLC	1,714,988	2,451,704
414,000	SPEEDY HIRE PLC(b)	294,411	403,095
420	SPIRAX-SARCO ENGINEERING PLC	63,135	64,873
82,413	STHREE PLC(b)	315,585	335,845
101,900	STOCK SPIRITS GROUP PLC	321,342	373,453
77,600	TATE & LYLE PLC	713,986	715,660
184,280	TEAM17 GROUP PLC(b)	1,542,672	2,016,023
834,488	TESCO PLC	2,095,522	2,640,650
148,000	TP ICAP PLC	641,118	482,093
320,826	TRAINLINE PLC(b)(e)	1,228,950	2,035,705
126,800	TYMAN PLC(b)	343,290	607,764
10,104	UNILEVER PLC	262,590	611,808
24,244	UNILEVER PLC (LONDON EXCHANGE)	545,189	1,456,109
8,137	UNITED UTILITIES GROUP PLC	56,989	99,590
719,183	VODAFONE GROUP PLC	1,199,817	1,189,424
2,809	WHITBREAD PLC(b)	69,922	119,081
6,577	WILLIS TOWERS WATSON PLC	971,931	1,385,642
324,500	WM MORRISON SUPERMARKETS PLC	792,191	786,997
64,102	WPP PLC	434,931	701,276
		59,301,217	82,078,525	9.46%
United States:
15,350	AON PLC, CLASS A	3,033,130	3,242,994
248,400	DIVERSIFIED GAS & OIL PLC	347,000	383,846
3,424	FIDELITY NATIONAL INFORMATION SERVICES, INC.	289,873	484,359
4,064	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,384,814	4,631,660
3,157	NEWMONT CORP.	101,845	188,939
30,550	RESMED, INC.	3,313,357	6,493,708
182,902	SCHLUMBERGER N.V.	2,956,937	3,992,751
22,500	STERIS PLC	3,599,549	4,264,650
See accompanying notes to financial statements.	88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont'd):
74	WHITE MOUNTAINS INSURANCE GROUP LTD.	$ 70,039	74,049
		16,096,544	23,756,956	2.74%
	Sub-total Common Stocks:	499,593,676	825,358,422	95.11%
Preferred Stocks:
Brazil:
90,712	AZUL S.A. ADR(b)(f)	934,154	2,070,048
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,151	258,623
		1,284,305	2,328,671	0.27%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 4.62%(h)	59,403	117,270
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.29%(h)	311,648	291,534
10,197	JUNGHEINRICH A.G., 1.24%(h)	253,285	455,932
312	SARTORIUS A.G., 0.10%(h)	56,342	130,965
2,800	STO S.E. & CO. KGAA, 0.23%(h)	304,841	442,628
		985,519	1,438,329	0.17%
South Korea:
51,248	SAMSUNG ELECTRONICS CO. LTD., 1.90%(h)	1,582,592	3,472,202
		1,582,592	3,472,202	0.40%
	Sub-total Preferred Stocks:	3,852,416	7,239,202	0.84%
Rights:
Spain:
25,223	REPSOL S.A.(b)	8,907	8,650
		8,907	8,650	0.00%
	Sub-total Rights:	8,907	8,650	0.00%
Warrants:
Ireland:
420,500	ANHUI SUNHERE PHARMACEUTICAL EXCIPIENTS CO. LTD.(b)	1,559,288	1,112,366
		1,559,288	1,112,366	0.13%
Switzerland:
128,698	CIE FINANCIERE RICHEMONT S.A.(b)	-	33,436
		-	33,436	0.00%
United Kingdom:
131,193	HSBC BANK PLC(b)	2,024,025	2,609,272
		2,024,025	2,609,272	0.30%
	Sub-total Warrants:	3,583,313	3,755,074	0.43%
Short-Term Investments:
9,468,993	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(i)	9,468,993	9,468,993
25,824,393	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.02%(j)	25,824,393	25,824,393
	Sub-total Short-Term Investments:	35,293,386	35,293,386	4.07%
	Grand total	$ 542,331,698	871,654,734	100.45%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Security is either wholly or partially on loan.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 4.03% of net assets as of December 31, 2020.
(g)	This is a Level 3 security.
(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
See accompanying notes to financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $32,652,940 with net sales of $6,828,547 during the fiscal year ended December 31, 2020.
At December 31, 2020, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	5.25%
Consumer Discretionary	12.20
Consumer Staples	7.82
Energy	2.74
Financials	15.22
Health Care	13.38
Industrials	16.38
Information Technology	17.77
Materials	5.89
Real Estate	1.93
Utilities	1.42
100.00%
At December 31, 2020, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	20.29%
United States Dollar	14.86
Japanese Yen	14.01
British Pound	10.61
Swiss Franc	9.97
Canadian Dollar	5.50
Other currencies	24.76
100.00%
At December 31, 2020, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
		Contract Amount
Counterparty	Contract Settlement Date					Deliver	Receive	Unrealized Appreciation (Depreciation)
Northern Trust	04/22/2021	USD	1,694,664	CNH	11,194,658	$ 14,142
Northern Trust	04/22/2021	CNH	41,242,460	USD	6,109,585	$(185,864)
Northern Trust	04/22/2021	JPY	126,864,332	USD	1,204,895	(25,426)
						$(211,290)
						$(197,148)
See accompanying notes to financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2020
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	91	(Continued)

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics

As of December 31, 2020, the Board of Trustees of Clearwater Investment Trust (the “Trust”) has adopted a code of ethics that applies to the Trust’s President/Principal Executive Officer and Treasurer/Principal Financial Officer (“Code of Ethics”). For the fiscal year ended December 31, 2020, there were no amendments to any provision of the Code of Ethics, nor were there any waivers granted from a provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the Trust consists of seven members, five of whom are Independent Trustees as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Trustees does not include an “audit committee financial expert” (as defined in Item 3 of Form N-CSR). Given the restrictive nature of the definition of an “audit committee financial expert,” the Board of Trustees has determined that no current member of the Board of Trustees of the Trust qualifies as an “audit committee financial expert.” Furthermore, the Board of Trustees has determined that given the nature of investment company financial statements in general and the investment policies of the Trust’s fund offerings in particular that the independent trustees possess the necessary skills and experience to perform the functions of the audit committee.

Item 4. Principal Accountant Fees and Services

		2020	2019
(a)	Audit Fees	$113,800	$111,600
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees[1]	$33,314	$32,204
(d)	All Other Fees	$0	$0

1Tax Fees are the aggregate amount billed by the Trust’s principal accountant for tax compliance, tax advice, international tax reclaim filings and tax planning during the fiscal year.

(e)

1.

The audit committee has adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the trust, as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The policies and procedures provide that, if pre-approval of non-audit services is requested other than at a regularly scheduled Audit Committee Meeting, Fund management shall present such request to the Audit Committee Chair, or committee member if a Chair is not designated, for review of the proposal and determination if a special session of the Audit Committee is required. If the Chair or member determines the request requires a special session, the Audit Committee Chair will call a session per standard protocols and invite non-members as required. If the request is deemed in adherence to the independence of the auditor and to the benefit of the Fund, the Chair or designee may grant the pre-approval without a special session.

The Chair, designee or Audit Committee shall review the purpose, terms and risks of the request in addition to assurances of maintaining auditor independence and adherence to Regulation S-X, paragraph (c)(7) of Rule 2-01. If the pre-approval request is approved, the request will be presented at the next regularly scheduled Audit Committee for ratification.

2.	No services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Related Fees Provided to the Trust or to the Trust’s Investment Adviser.

2020= $$16,050                                     2019= $17,000

(h)

For the most recent fiscal year, the Audit Committee has determined that the provision of non-audit services to Clearwater Management Company and its affiliates was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable (the Funds are not listed issuers).

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 13. Exhibits

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on March 5, 2015 (Accession Number 0000897101-15-000283).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By /s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: March 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By /s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: March 3, 2021

Clearwater Investment Trust

By /s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: March 3, 2021